UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Apollo Multi-Asset Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Cable & Satellite – 0.0%
Altice N.V., Class A (A)(B)	9	$207

Footwear – 0.7%
ANTA Sports Products Ltd. (B)	1,229	4,061

Home Improvement Retail – 0.6%
Home Depot, Inc. (The)	22	3,393

Homebuilding – 0.4%
Bellway plc (B)	66	2,573

Hotels, Resorts & Cruise Lines – 0.4%
Wyndham Worldwide Corp.	23	2,330

Tires & Rubber – 0.6%
Bridgestone Corp. (B)	83	3,581

Total Consumer Discretionary – 2.7%		16,145
Consumer Staples
Distillers & Vintners – 0.5%
Diageo plc (B)	107	3,164

Food Retail – 0.5%
Casino Guichard Perrachon S.A. (B)	50	2,952

Packaged Foods & Meats – 1.0%
Marine Harvest ASA (B)	333	5,695

Personal Products – 1.1%
Unilever N.V., Certicaaten Van Aandelen (B)	104	5,721

Soft Drinks – 0.6%
PepsiCo, Inc.	31	3,533

Tobacco – 2.3%
Altria Group, Inc.	66	4,907
Imperial Tobacco Group plc (B)	73	3,260
Philip Morris International, Inc.	41	4,792

		12,959

Total Consumer Staples – 6.0%		34,024
Energy
Integrated Oil & Gas – 4.2%
Chevron Corp.	56	5,865
PJSC LUKOIL ADR (B)	75	3,660
Royal Dutch Shell plc, Class A (B)	289	7,668
Total S.A. (B)	142	7,010

		24,203

Total Energy – 4.2%		24,203
Financials
Diversified Banks – 4.8%
Bank of Montreal (B)	51	3,770
BNP Paribas S.A. (B)	36	2,601
BOC Hong Kong (Holdings) Ltd. (B)	809	3,872
HSBC Holdings plc (B)	447	4,144
ING Groep N.V., Certicaaten Van Aandelen (B)	210	3,623
Royal Bank of Canada (B)	51	3,710
Wells Fargo & Co.	89	4,929

		26,649

Life & Health Insurance – 0.4%
Prudential plc (B)	111	2,544

Multi-Line Insurance – 0.4%
Axa S.A. (B)	87	2,384

Thrifts & Mortgage Finance – 0.5%
Indiabulls Housing Finance Ltd. (B)	177	2,939

Total Financials – 6.1%		34,516
Health Care
Pharmaceuticals – 5.7%
AbbVie, Inc.	50	3,596
AstraZeneca plc (B)	18	1,207
Bayer AG (B)	18	2,369
Eli Lilly and Co.	43	3,527
GlaxoSmithKline plc (B)	164	3,502
Johnson & Johnson	43	5,692
Merck & Co., Inc. (C)	91	5,847
Pfizer, Inc.	211	7,074

		32,814

Total Health Care – 5.7%		32,814

Industrials
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	12		3,386
United Technologies Corp.	39		4,713

			8,099

Building Products – 0.5%
Compagnie de Saint-Gobain (B)	54		2,911

Construction & Engineering – 0.7%
Vinci (B)	49		4,225

Electrical Components & Equipment – 1.0%
Eaton Corp.	43		3,323
Schneider Electric S.A. (B)	30		2,305

			5,628

Industrial Conglomerates – 0.8%
Koninklijke Philips Electronics N.V., Ordinary Shares (B)	68		2,409
Siemens AG (B)	16		2,260

			4,669

Total Industrials – 4.4%			25,532
Information Technology
Communications Equipment – 0.6%
Cisco Systems, Inc.	107		3,357

Semiconductors – 1.8%
Analog Devices, Inc.	31		2,375
Broadcom Corp., Class A	15		3,425
Cypress Semiconductor Corp.	170		2,320
Texas Instruments, Inc.	29		2,243

			10,363

Systems Software – 1.6%
Microsoft Corp.	130		8,966

Technology Hardware, Storage & Peripherals – 0.6%
Samsung Electronics Co. Ltd. (B)	2		3,740

Total Information Technology – 4.6%			26,426
Materials
Construction Materials – 0.4%
CRH plc (B)	67		2,365

Diversified Chemicals – 0.6%
Eastman Chemical Co.	43		3,578

Diversified Metals & Mining – 0.6%
Rio Tinto plc (B)	86		3,622

Paper Products – 0.4%
Mondi plc (B)	88		2,309

Total Materials – 2.0%			11,874
Real Estate
Diversified Real Estate Activities – 1.5%
CapitaLand Ltd. (B)	120		304
Heiwa Real Estate Co. Ltd. (B)	50		809
Mitsubishi Estate Co. Ltd. (B)	101		1,881
Mitsui Fudosan Co. Ltd. (B)	88		2,098
Sumitomo Realty & Development Co. Ltd. (B)	24		739
Sun Hung Kai Properties Ltd. (B)	154		2,262

			8,093

Diversified REITs – 1.0%
Canadian REIT (B)	4		147
Fonciere des Regions S.A. (B)	—	*	33
Gecina (B)	3		430
GPT Group (B)	124		455
H&R Real Estate Investment Trust (B)	5		93
Ichigo Hotel Investment Corp. (B)	—	*	159
Kenedix Office Investment Corp. (B)	—	*	309
Land Securities Group plc (B)	108		1,425
Lar Espana Real Estate Socimi S.A. (B)	14		124
LondonMetric Property plc (B)	56		123
Merlin Properties Socimi S.A. (B)	34		435
Mirvac Group (B)	257		421
NSI N.V. (B)	4		141
Spirit Realty Capital, Inc.	87		646
Tokyu, Inc. (B)	—	*	311
VEREIT, Inc.	63		515

			5,767

Health Care REITs – 0.5%
Assura plc (B)	183		152
Ventas, Inc.	13		877
Welltower, Inc.	27		2,009

			3,038

Hotel & Resort REITs – 0.3%
LaSalle Hotel Properties	24		707

Park Hotels & Resorts, Inc.	20		547
RLJ Lodging Trust	27		544

			1,798

Industrial REITs – 0.2%
Duke Realty Corp.	23		649
Hibernia REIT plc (B)	12		19
ProLogis, Inc.	11		640
Tritax Big Box REIT plc (B)	55		104
Warehouses De Pauw Comm VA (B)	1		148

			1,560

Office REITs – 1.2%
Allied Properties (B)	4		113
alstria office AG (B)	31		414
Axiare Patrimonio SOCIMI S.A. (B)	7		114
Boston Properties, Inc.	12		1,514
CapitaCommercial Trust (B)	137		166
Daiwa Office Investment Corp. (B)	—	*	287
Derwent London plc (B)	26		889
Global One Corp. (B)	—	*	113
Great Portland Estates plc (B)	36		282
Paramount Group, Inc.	29		471
SL Green Realty Corp.	9		970
Vornado Realty Trust	17		1,641

			6,974

Real Estate Operating Companies – 0.8%
Ado Properties S.A. (B)	4		170
Deutsche EuroShop AG (B)	5		185
Entra ASA (B)	18		225
Fabege AB (B)	5		99
First Capital Realty, Inc. (B)	12		180
Hongkong Land Holdings Ltd. (B)	119		875
Kungsleden AB (B)	38		235
LEG Immobilien AG (B)	4		409
PSP Swiss Property Ltd., Registered Shares (B)	4		327
Swire Properties Ltd. (B)	260		856
Vonovia SE (B)	23		920

			4,481

Residential REITs – 1.1%
American Campus Communities, Inc.	19		891
AvalonBay Communities, Inc.	9		1,789
Camden Property Trust	14		1,209
Canadian Apartment Properties REIT (B)	3		81
Equity Residential	38		2,474
Irish Residential Properties REIT plc (B)	31		49

			6,493

Retail REITs – 1.9%
Brixmor Property Group, Inc.	36		647
Federal Realty Investment Trust	5		655
GGP, Inc.	42		996
Hammerson plc (B)	16		123
Intu Properties plc (B)	47		164
Regency Centers Corp.	10		606
RioCan (B)	5		93
Scentre Group (B)	286		890
Shaftesbury plc (B)	23		294
Simon Property Group, Inc.	21		3,475
Taubman Centers, Inc.	8		451
Unibail-Rodamco (B)	6		1,585
Vastned Retail N.V. (B)	4		163
Westfield Corp. (B)	155		956

			11,098

Specialized REITs – 1.0%
American Tower Corp., Class A	6		860
Big Yellow Group plc (B)	31		320
Crown Castle International Corp.	7		672
CubeSmart	40		951
DuPont Fabros Technology, Inc.	7		404
Equinix, Inc.	1		568
Life Storage, Inc.	7		487
National Storage REIT (B)	34		39
Public Storage, Inc.	5		1,100

			5,401

Total Real Estate – 9.5%			54,703
Telecommunication Services
Integrated Telecommunication Services – 1.4%
AT&T, Inc.	61		2,298
Nippon Telegraph and Telephone Corp. (B)	76		3,574
Orange S.A. (B)	146		2,316

			8,188

Total Telecommunication Services – 1.4%			8,188
Utilities
Electric Utilities – 1.9%
ENEL S.p.A. (B)	1,091		5,850
Iberdrola S.A. (B)	661		5,233

			11,083

Multi-Utilities – 0.7%
National Grid plc (B)		317	3,934

Total Utilities – 2.6%			15,017

TOTAL COMMON STOCKS – 49.2%			$283,442
(Cost: $260,219)

INVESTMENT FUNDS
Registered Investment Companies – 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF		72	6,401

TOTAL INVESTMENT FUNDS – 1.1%			$6,401
(Cost: $6,166)

PREFERRED STOCKS
Consumer Staples
Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(D)		233	181

Total Consumer Staples – 0.0%			181

TOTAL PREFERRED STOCKS – 0.0%			$181
(Cost: $106)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps), 4.658%, 7–15–26 (E)(F)		$600	602
Anchorage Credit Funding Ltd., Series 2015-2A, Class D, 7.300%, 1–25–31 (E)		600	603
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps), 8.931%, 7–20–28 (F)		650	645
Guggenheim 1828 CLO LLC, Series 2016-1A (3-Month U.S. LIBOR plus 700 bps), 8.158%, 4–15–28 (E)(F)		600	604
Hildene CLO Ltd., Series 2014-2A, Class E (3-Month U.S. LIBOR plus 510 bps), 6.258%, 7–19–26 (E)(F)		500	484
Marathon CLO Ltd. and Marathon CLO LLC, Series 2015-8A, Class C (3-Month U.S. LIBOR plus 405 bps), 5.208%, 7–18–27 (E)(F)		600	604
NRZ Excess Spread Collateralized Notes, Series 2016-PLS2, 5.683%, 7–25–21 (E)		1,157	1,158
NZCG Funding Ltd., Series 2015-2A, Class D (3-Month U.S. LIBOR plus 630 bps), 7.470%, 4–27–27 (E)(F)		470	467
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps), 4.870%, 4–30–27 (E)(F)		600	603
Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps), 8.758%, 7–15–28 (E)(F)		600	606
Sound Point CLO Ltd., Series 2016-2A, Class D (3-Month U.S. LIBOR plus 425 bps), 5.406%, 10–20–28 (E)(F)		400	405
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps), 6.556%, 10–20–28 (E)(F)		750	758

TOTAL ASSET-BACKED SECURITIES – 1.3%			$7,539
(Cost: $7,374)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Advertising – 0.2%
Acosta, Inc., 7.750%, 10–1–22 (E)		776	588
Lamar Media Corp., 5.375%, 1–15–24		250	261
Outfront Media Capital LLC and Outfront Media Capital Corp., 5.625%, 2–15–24		300	313

			1,162

Apparel Retail – 0.3%
Hot Topic, Inc., 9.250%, 6–15–21 (E)		1,347	1,293
PrestigeBidCo GmbH, 6.250%, 12–15–23 (G)	EUR	200	247

			1,540

Automotive Retail – 0.2%
Allison Transmission, Inc., 5.000%, 10–1–24 (E)		$136	139

Group 1 Automotive, Inc., 5.000%, 6–1–22		190	193
Penske Automotive Group, Inc., 5.500%, 5–15–26		136	135
Sonic Automotive, Inc., 5.000%, 5–15–23		623	593

			1,060

Broadcasting – 1.1%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22		1,634	1,675
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3–15–20		227	224
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3–15–20		1,475	1,467
Cumulus Media, Inc., 7.750%, 5–1–19		72	20
Gray Television, Inc.:
5.125%, 10–15–24 (E)		505	510
5.875%, 7–15–26 (E)		300	306
Nexstar Escrow Corp., 5.625%, 8–1–24 (E)		103	104
Radio One, Inc. (GTD by TV One LLC), 7.375%, 4–15–22 (E)		567	587
Sinclair Television Group, Inc.:
5.875%, 3–15–26 (E)		225	230
5.125%, 2–15–27 (E)		300	290
Univision Communications, Inc., 5.125%, 2–15–25 (E)		500	496
WideOpenWest Finance LLC and WideOpenWest Capital Corp., 10.250%, 7–15–19		218	225

			6,134

Cable & Satellite – 4.8%
Altice Financing S.A.:
6.500%, 1–15–22 (E)		100	105
6.625%, 2–15–23 (E)		987	1,047
7.500%, 5–15–26 (E)		1,600	1,775
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	250	303
7.750%, 5–15–22 (E)		$2,575	2,732
6.250%, 2–15–25 (E)(G)	EUR	250	312
7.625%, 2–15–25 (E)		$600	660
Altice U.S. Finance I Corp., 5.500%, 5–15–26 (E)		900	945
Altice U.S. Finance II Corp., 7.750%, 7–15–25 (E)		547	604
Block Communications, Inc., 6.875%, 2–15–25 (E)		111	119
Cablevision Systems Corp.:
7.750%, 4–15–18		375	389
5.875%, 9–15–22		446	469
CCO Holdings LLC and CCO Holdings Capital Corp., 5.500%, 5–1–26 (E)		2,516	2,670
Columbus International, Inc., 7.375%, 3–30–21 (E)		200	212
DISH DBS Corp.:
6.750%, 6–1–21		297	330
5.875%, 7–15–22		1,000	1,075
5.875%, 11–15–24		122	130
7.750%, 7–1–26		349	414
Intelsat Jackson Holdings S.A.:
9.500%, 9–30–22 (E)		926	1,107
8.000%, 2–15–24 (E)		631	680
Neptune Finco Corp.:
10.125%, 1–15–23 (E)		1,118	1,297
6.625%, 10–15–25 (E)		225	248
10.875%, 10–15–25 (E)		552	664
Numericable - SFR S.A., 7.375%, 5–1–26 (E)		1,922	2,086
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (E)		1,275	1,312
6.000%, 7–15–24 (E)		1,400	1,488
VTR Finance B.V., 6.875%, 1–15–24 (E)		1,765	1,871
WaveDivision Escrow LLC and WaveDivision Escrow Corp., 8.125%, 9–1–20 (E)		877	908

			25,952

Casinos & Gaming – 0.5%
CPUK Finance Ltd., 4.250%, 8–28–22 (E)(G)	GBP	200	262
Gamenet Group S.p.A., 6.000%, 8–15–21 (E)(G)	EUR	200	240
Gateway Casinos & Entertainment Ltd., 8.250%, 3–1–24 (E)		$446	464
Wynn Macau Ltd., 5.250%, 10–15–21 (E)		1,435	1,471

			2,437

Department Stores – 0.0%
Bon-Ton Stores, Inc. (The), 8.000%, 6–15–21		463	186

Education Services – 0.6%
Laureate Education, Inc.:
10.000%, 9–1–19		143	186
8.250%, 5–1–25 (E)		2,931	3,143

			3,329

Homefurnishing Retail – 0.1%
Restoration Hardware Holdings, Inc., Convertible:
0.000%, 6–15–19 (E)(H)		363	330
0.000%, 7–15–20 (E)(H)		386	328

			658

Hotels, Resorts & Cruise Lines – 0.1%
Carlson Travel, Inc., 6.750%, 12–15–23 (E)		490	499

Leisure Facilities – 0.1%
AMC Entertainment Holdings, Inc.:
6.375%, 11–15–24 (G)	GBP	150	209
5.875%, 11–15–26 (E)		$108	113
6.125%, 5–15–27 (E)		138	146
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC, 5.375%, 4–15–27 (E)		200	211

			679

Movies & Entertainment – 0.4%
AMC Entertainment, Inc., 5.750%, 6–15–25		634	659
Cinemark USA, Inc.:
5.125%, 12–15–22		147	151
4.875%, 6–1–23		795	813
EMI Music Publishing Group North America Holdings, 7.625%, 6–15–24 (E)		194	216
WMG Acquisition Corp., 6.750%, 4–15–22 (E)		647	680

			2,519

Publishing – 0.1%
E.W. Scripps Co., 5.125%, 5–15–25 (E)		61	63
MDC Partners, Inc., 6.500%, 5–1–24 (E)		662	660

			723

Restaurants – 0.0%
Burger King France SAS, 6.000%, 5–1–24 (E)(G)	EUR	100	121
Stonegate Public Co. Financing plc, 4.875%, 3–15–22 (G)	GBP	200	266

			387

Specialized Consumer Services – 0.2%
Klesia Prevoyance, 5.375%, 12–8–26 (G)	EUR	200	235
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10–1–21 (E)		$500	517
5.000%, 2–1–25 (E)		185	190
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (E)		500	519

			1,461

Specialty Stores – 0.6%
Cumberland Farms, Inc., 6.750%, 5–1–25 (E)		328	345
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK), 9.750%, 10–15–19 (E)(I)		2,380	2,344
Jo-Ann Stores, Inc., 8.125%, 3–15–19 (E)		300	300
PetSmart, Inc.:
5.875%, 6–1–25 (E)		222	214
8.875%, 6–1–25 (E)		550	508

			3,711

Total Consumer Discretionary – 9.3%			52,437
Consumer Staples
Food Distributors – 0.4%
Iceland Bondco plc, 6.750%, 7–15–24 (G)	GBP	200	285
Performance Food Group, Inc., 5.500%, 6–1–24 (E)		$442	456
Simmons Foods, Inc., 7.875%, 10–1–21 (E)		1,303	1,384
U.S. Foods, Inc., 5.875%, 6–15–24 (E)		254	264

			2,389

Food Retail – 0.2%
N&W Global Vending S.p.A., 7.000%, 10–15–23 (E)(G)	EUR	500	604

Packaged Foods & Meats – 0.5%
Bumble Bee Foods LLC (9.625% Cash or 10.375% PIK), 9.625%, 3–15–18 (E)(I)		$328	323
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.), 7.750%, 10–28–20 (E)		400	379
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)		491	461
5.750%, 6–15–25 (E)		749	705

Lamb Weston Holdings, Inc., 4.875%, 11–1–26 (E)	230	238
Minerva Luxembourg S.A., 6.500%, 9–20–26	200	195
Post Holdings, Inc.:
5.500%, 3–1–25 (E)	143	147
8.000%, 7–15–25 (E)	230	261
5.000%, 8–15–26 (E)	220	219
5.750%, 3–1–27 (E)	143	147

		3,075

Personal Products – 0.0%
Revlon Consumer Products Corp., 5.750%, 2–15–21	161	149
Revlon Escrow Corp., 6.250%, 8–1–24	104	90

		239

Tobacco – 0.1%
Prestige Brands, Inc., 5.375%, 12–15–21 (E)	300	309

Total Consumer Staples – 1.2%		6,616
Energy
Integrated Oil & Gas – 0.1%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
8.375%, 5–23–21	200	224
6.125%, 1–17–22	36	37
7.375%, 1–17–27	190	201
PT Perusahaan Gas Negara Tbk, 5.125%, 5–16–24	200	215

		677

Oil & Gas Drilling – 0.4%
KCA Deutag UK Finance plc:
7.250%, 5–15–21 (E)	1,000	884
9.875%, 4–1–22 (E)	418	405
Noble Holding International Ltd., 7.750%, 1–15–24	166	131
Offshore Drilling Holding S.A., 8.375%, 9–20–20 (E)(J)	1,400	483
Rowan Cos., Inc. (GTD by Rowan plc), 7.375%, 6–15–25	97	90
Trinidad Drilling Ltd., 6.625%, 2–15–25 (E)	9	9

		2,002

Oil & Gas Equipment & Services – 0.3%
Brand Energy & Infrastructure Services, Inc., 8.500%, 7–15–25 (E)	808	836
Calfrac Holdings L.P. (GTD by Calfrac Well Services Ltd.), 7.500%, 12–1–20 (E)	599	515
SESI LLC, 7.125%, 12–15–21	191	182

		1,533

Oil & Gas Exploration & Production – 1.3%
Bellatrix Exploration Ltd., 8.500%, 5–15–20 (E)	525	472
California Resources Corp., 8.000%, 12–15–22 (E)	118	75
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC), 5.000%, 9–15–22	538	528
Crownrock L.P., 7.750%, 2–15–23 (E)	250	264
Delek & Avner Tamar Bond Ltd., 5.082%, 12–30–23 (E)	300	310
Diamondback Energy, Inc., 4.750%, 11–1–24 (E)	240	239
EnCana Corp., 6.500%, 8–15–34	162	185
Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (E)	1,594	1,649
8.125%, 9–15–23 (E)	500	528
Gulfport Energy Corp.:
6.625%, 5–1–23	200	201
6.000%, 10–15–24 (E)	200	195
Laredo Petroleum, Inc.:
7.375%, 5–1–22	1,004	1,014
6.250%, 3–15–23	142	141
Murphy Oil USA, Inc. (GTD by Murphy USA), 5.625%, 5–1–27	61	63
Newfield Exploration Co., 5.625%, 7–1–24	350	365
ONEOK, Inc., 7.500%, 9–1–23	350	417
Sinopec Capital (2013) Ltd., 3.125%, 4–24–23	200	199
Ultra Resources, Inc.:
6.875%, 4–15–22 (E)	340	337
7.125%, 4–15–25 (E)	100	99
Whiting Petroleum Corp., 5.750%, 3–15–21	235	221

		7,502

Oil & Gas Refining & Marketing – 0.4%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24 (E)	339	344
6.125%, 10–1–24	332	338

PDC Energy, Inc., 6.125%, 9–15–24 (E)		48	49
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (E)		447	466
6.750%, 5–1–23 (E)		1,016	1,054

			2,251

Oil & Gas Storage & Transportation – 0.1%
Access Midstream Partners L.P., 4.875%, 5–15–23		103	107
Transportadora de Gas del Peru S.A., 4.250%, 4–30–28 (E)		255	265

			372

Total Energy – 2.6%			14,337
Financials
Consumer Finance – 0.2%
Cielo S.A. and Cielo USA, Inc., 3.750%, 11–16–22		200	192
CURO Financial Technologies Corp., 12.000%, 3–1–22 (E)		195	205
Quicken Loans, Inc., 5.750%, 5–1–25 (E)		900	929

			1,326

Diversified Banks – 0.1%
Banco de Credito e Inversiones S.A., 4.000%, 2–11–23 (E)		200	208
Banco del Estado de Chile, 3.875%, 2–8–22		200	209
Banco Santander Chile S.A., 3.875%, 9–20–22		150	155
BBVA Bancomer S.A., 6.500%, 3–10–21 (E)		250	275
China Construction Bank Corp., 3.875%, 5–13–25		200	204
Corporacion Financiera de Desarrollo S.A., 5.250%, 7–15–29		200	209
Malayan Banking Berhad, 3.905%, 10–29–26		200	204
Turkiye Is Bankasi A.S., 5.500%, 4–21–22		200	201

			1,665

Diversified Capital Markets – 0.4%
Patriot Merger Corp., 9.000%, 7–15–21 (E)		1,929	2,024

Insurance Brokers – 0.2%
NFP Corp., 6.875%, 7–15–25 (E)		1,233	1,245

Investment Banking & Brokerage – 0.0%
E*TRADE Financial Corp., 5.875%, 12–29–49		75	80

Life & Health Insurance – 0.2%
Aegon N.V., 4.000%, 4–25–44 (G)	EUR	100	120
AG Insurance S.A., 3.500%, 6–30–47 (G)		200	240
Credit Agricole Assurances S.A., 4.750%, 9–27–48 (G)		100	127
Legal & General Group plc, 5.500%, 6–27–64 (G)	GBP	100	140
MetLife, Inc., 10.750%, 8–1–39		$132	220
Pension Insurance Corp. plc, 8.000%, 11–23–26 (G)	GBP	175	261

			1,108

Multi-Line Insurance – 0.1%
Axa S.A., 5.625%, 1–16–54 (G)		100	150
Humanis Prevoyance, 5.750%, 10–22–25 (G)	EUR	300	365

			515

Multi-Sector Holdings – 0.0%
Scottish Widows Ltd., 5.500%, 6–16–23 (G)	GBP	100	146

Other Diversified Financial Services – 0.5%
Balboa Merger Sub, Inc., 11.375%, 12–1–21 (E)		$1,012	1,116
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK), 10.625%, 5–1–19 (E)(I)		2,198	1,934

			3,050

Property & Casualty Insurance – 0.1%
Allianz SE, 3.099%, 7–6–47 (G)	EUR	100	120
Hub International Ltd., 7.875%, 10–1–21 (E)		$322	336
USIS Merger Sub, Inc., 6.875%, 5–1–25 (E)		373	379

			835

Specialized Finance – 0.8%
Arrow Global Finance plc, 5.125%, 9–15–24 (E)(G)	GBP	127	171
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.), 3.875%, 1–20–25		$200	204
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
5.875%, 6–15–21 (E)		58	61
5.450%, 6–15–23 (E)		37	40
7.125%, 6–15–24 (E)		58	64
6.020%, 6–15–26 (E)		73	80
Flexi-Van Leasing, Inc., 7.875%, 8–15–18 (E)		480	475
Gaz Capital S.A., 6.510%, 3–7–22		200	221
King Power Capital Ltd., 5.625%, 11–3–24		225	250
Mercury BondCo plc (8.250% Cash or 9.000% PIK), 8.250%, 5–30–21 (G)(I)	EUR	182	218
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 6.750%, 6–15–22 (E)		$142	146
Preferred Term Securities XXIV Ltd., Series A-2 (3-Month U.S. LIBOR plus 38 bps), 1.626%, 3–22–37 (E)(F)		1,332	834
Preferred Term Securities XXV Ltd., Series A-2 (3-Month U.S. LIBOR plus 35 bps), 1.596%, 6–22–37 (E)(F)		214	135
TMX Finance LLC and TitleMax Finance Corp., 8.500%, 9–15–18 (E)		2,150	2,043

			4,942

Thrifts & Mortgage Finance – 0.1%
Provident Funding Associates L.P. and PFG Finance Corp., 6.375%, 6–15–25 (E)		510	523

Total Financials – 2.7%			17,459
Health Care
Health Care Facilities – 0.8%
DaVita HealthCare Partners, Inc., 5.125%, 7–15–24		97	98
Greatbatch Ltd., 9.125%, 11–1–23 (E)		783	834
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26		98	106
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (E)		371	396
Surgery Center Holdings, Inc., 8.875%, 4–15–21 (E)		1,059	1,148
Tenet Healthcare Corp.:
6.750%, 2–1–20		1,110	1,153
7.500%, 1–1–22 (E)		55	60
8.125%, 4–1–22		1,000	1,063

			4,858

Health Care Supplies – 0.2%
HomeVi SAS (3-Month EURIBOR plus 425 bps), 4.250%, 11–15–21 (E)(F)(G)	EUR	100	115
Kinetic Concepts, Inc. and KCI USA, Inc., 12.500%, 11–1–21 (E)		$108	122
Universal Hospital Services, Inc., 7.625%, 8–15–20		1,101	1,118

			1,355

Pharmaceuticals – 0.7%
Catalent Pharma Solutions, Inc., 4.750%, 12–15–24 (E)(G)	EUR	100	122
Concordia Healthcare Corp.:
9.500%, 10–21–22 (E)		$1,807	307
7.000%, 4–15–23 (E)		94	14
IMS Health, Inc., 5.000%, 10–15–26 (E)		200	206
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (E)		322	340
JLL/Delta Dutch Newco B.V., 7.500%, 2–1–22 (E)		500	531
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20		307	302
5.500%, 3–1–23 (E)		20	17
VPII Escrow Corp., 7.500%, 7–15–21 (E)		571	553
VRX Escrow Corp.:
5.375%, 3–15–20 (E)		459	442
5.875%, 5–15–23 (E)		326	280
6.125%, 4–15–25 (E)		612	518

			3,632

Total Health Care – 1.7%			9,845
Industrials
Aerospace & Defense – 0.4%
KLX, Inc., 5.875%, 12–1–22 (E)		552	580
Park Aerospace Holdings Ltd., 5.250%, 8–15–22 (E)		37	39

TransDigm, Inc., 6.500%, 5–15–25		200	204
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22		297	306
6.500%, 7–15–24		1,047	1,080
6.375%, 6–15–26		202	205

			2,414

Air Freight & Logistics – 0.1%
XPO Logistics, Inc.:
6.500%, 6–15–22 (E)		254	267
6.125%, 9–1–23 (E)		72	75

			342

Building Products – 0.4%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (E)		200	217
7.000%, 9–30–26 (E)		200	220
Masco Corp., 4.375%, 4–1–26		110	117
Ply Gem Industries, Inc., 6.500%, 2–1–22		500	524
Standard Industries, Inc., 5.500%, 2–15–23 (E)		500	527
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22		122	138
6.125%, 7–15–23		147	154
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24		81	85

			1,982

Construction & Engineering – 0.1%
AECOM, 5.125%, 3–15–27 (E)		840	843

Diversified Support Services – 0.1%
Ahern Rentals, Inc., 7.375%, 5–15–23 (E)		496	406
Ritchie Bros. Auctioneers, Inc., 5.375%, 1–15–25 (E)		162	169
United Rentals (North America), Inc. (GTD by United Rentals, Inc.), 5.875%, 9–15–26		133	142

			717

Electrical Components & Equipment – 0.0%
Belden, Inc., 3.375%, 7–15–27 (E)(G)	EUR	250	285

Environmental & Facilities Services – 0.1%
GFL Environmental, Inc.:
9.875%, 2–1–21 (E)		$260	283
5.625%, 5–1–22 (E)		142	145

			428

Railroads – 0.1%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC, 6.750%, 5–1–19 (E)		654	671

Research & Consulting Services – 0.1%
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK), 7.625%, 5–15–22 (E)(I)		329	338

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (E)		1,603	1,742

Trading Companies & Distributors – 0.0%
HD Supply, Inc., 5.750%, 4–15–24 (E)		202	215

Total Industrials – 1.7%			9,977
Information Technology
Application Software – 0.8%
Ensemble S Merger Sub, Inc., 9.000%, 9–30–23 (E)		134	139
Infor (U.S.), Inc., 5.750%, 5–15–22 (G)	EUR	100	118
JDA Escrow LLC and JDA Bond Finance, Inc., 7.375%, 10–15–24 (E)		$240	250
Kronos Acquisition Holdings, Inc., 9.000%, 8–15–23 (E)		2,429	2,422
OpenText Corp., 5.875%, 6–1–26 (E)		560	602
Orbcomm, Inc., 8.000%, 4–1–24 (E)		517	542
Riverbed Technolgy, Inc. and Project Homestake Merger Corp., 8.875%, 3–1–23 (E)		699	710

			4,783

Communications Equipment – 0.2%
West Corp., 5.375%, 7–15–22 (E)		968	978

Data Processing & Outsourced Services – 0.7%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (E)		130	132
5.875%, 11–1–21 (E)		190	197
5.375%, 8–1–22 (E)		1,107	1,118
Italics Merger Sub, Inc., 7.125%, 7–15–23 (E)		2,145	2,183
j2 Cloud Services LLC and j2 Global, Inc., 6.000%, 7–15–25 (E)		206	212

			3,842

Internet Software & Services – 0.1%
Alibaba Group Holding Ltd., 3.600%, 11–28–24		200	205

IT Consulting & Other Services – 0.4%
Cardtronics, Inc. and Cardtronics USA, Inc., 5.500%, 5–1–25 (E)		370	381
NCR Escrow Corp.:
5.875%, 12–15–21		815	847
6.375%, 12–15–23		739	793

			2,021

Semiconductors – 0.2%
Micron Technology, Inc.:
5.875%, 2–15–22		732	766
7.500%, 9–15–23		230	257
5.500%, 2–1–25		85	90

			1,113

Technology Hardware, Storage & Peripherals – 0.2%
Western Digital Corp.:
7.375%, 4–1–23 (E)		370	407
10.500%, 4–1–24		526	620

			1,027

Total Information Technology – 2.6%			13,969
Materials
Aluminum – 0.6%
Constellium N.V.:
8.000%, 1–15–23 (E)		1,300	1,339
5.750%, 5–15–24 (E)		1,000	925
6.625%, 3–1–25 (E)		816	781
Kaiser Aluminum Corp., 5.875%, 5–15–24		127	134
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (E)		335	351
5.875%, 9–30–26 (E)		118	122

			3,652

Commodity Chemicals – 0.1%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (E)		508	506
5.250%, 6–1–27 (E)		203	202

			708

Construction Materials – 0.2%
Eagle Materials, Inc., 4.500%, 8–1–26		40	41
Hillman Group, Inc. (The), 6.375%, 7–15–22 (E)		1,120	1,075

			1,116

Diversified Chemicals – 0.3%
PSPC Escrow Corp., 6.500%, 2–1–22 (E)		280	289
PSPC Escrow II Corp., 10.375%, 5–1–21 (E)		1,275	1,411

			1,700

Diversified Metals & Mining – 0.1%
FMG Resources August 2006 Partners Ltd.:
4.750%, 5–15–22 (E)		380	381
5.125%, 5–15–24 (E)		406	406

			787

Fertilizers & Agricultural Chemicals – 0.1%
Pinnacle Operating Corp., 9.000%, 5–15–23 (E)		336	319

Metal & Glass Containers – 0.3%
ARD Finance S.A., 7.125%, 9–15–23		200	213
BakerCorp International, Inc., 8.250%, 6–1–19		1,030	894
Guala Closures S.p.A. (3-Month EURIBOR plus 475 bps), 4.445%, 11–15–21 (E)(F)(G)	EUR	100	116
HudBay Minerals, Inc.:
7.250%, 1–15–23 (E)		$65	67
7.625%, 1–15–25 (E)		98	103
Signode Industrial Group, 6.375%, 5–1–22 (E)		625	653

			2,046

Paper Packaging – 0.2%
Coveris Holdings S.A., 7.875%, 11–1–19 (E)		300	296
Flex Acquisition Co., Inc., 6.875%, 1–15–25 (E)		126	131
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A., 5.125%, 7–15–23 (E)		704	731

			1,158

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp., 7.000%, 4–15–25 (E)		200	210
TPC Group, Inc., 8.750%, 12–15–20 (E)		113	102
Valvoline Finco Two LLC, 5.500%, 7–15–24 (E)		350	370

			682

Steel – 0.0%
U.S. Steel Corp., 8.375%, 7–1–21 (E)		46	51

Total Materials – 2.0%			12,219
Real Estate
Diversified REITs – 0.0%
Country Garden Holdings Co. Ltd., 4.750%, 9–28–23		200	193
Fibra Uno Administracion S.A. de C.V., 5.250%, 1–30–26 (E)		200	207

			400

Health Care REITs – 0.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.), 5.250%, 8–1–26		48	50

Office REITs – 0.1%
iStar Financial, Inc., Convertible:
5.000%, 7–1–19		315	318
6.500%, 7–1–21		375	393

			711

Real Estate Development – 0.1%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK), 8.125%, 7–15–19 (E)(I)		490	491
Keystone Financing plc, 9.500%, 10–15–19 (G)	GBP	38	52

			543

Retail REITs – 0.0%
Link Finance (Cayman) 2009 Ltd., 2.875%, 7–21–26		$200	192

Total Real Estate – 0.2%			1,896
Telecommunication Services
Alternative Carriers – 0.5%
CommScope Technologies LLC (GTD by CommScope, Inc.), 5.000%, 3–15–27 (E)		570	568
Consolidated Communications Finance II Co., 6.500%, 10–1–22		372	370
GTT Escrow Corp., 7.875%, 12–31–24 (E)		487	521
Level 3 Communications, Inc., 5.750%, 12–1–22		500	519
Level 3 Escrow II, Inc., 5.375%, 8–15–22		491	506
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23		63	66
5.750%, 1–15–27 (E)		145	152

			2,702

Integrated Telecommunication Services – 1.4%
Frontier Communications Corp.:
9.250%, 7–1–21		172	169
6.250%, 9–15–21		600	536
10.500%, 9–15–22		2,225	2,122
6.875%, 1–15–25		325	256
11.000%, 9–15–25		873	810
GCI, Inc., 6.875%, 4–15–25		840	908
Sprint Corp.:
7.250%, 9–15–21		1,648	1,831
7.875%, 9–15–23		602	692
7.125%, 6–15–24		500	556
Unitymedia GmbH, 3.750%, 1–15–27 (G)	EUR	200	233

			8,113

Wireless Telecommunication Service – 0.6%
Axiata SPV2 Berhad, 4.357%, 3–24–26		$200	210
Bharti Airtel Ltd., 4.375%, 6–10–25		200	200
Digicel Group Ltd., 6.000%, 4–15–21 (E)		375	360
Sable International Finance Ltd., 6.875%, 8–1–22 (E)		1,010	1,092
Sprint Nextel Corp.:
9.000%, 11–15–18 (E)		49	53
7.000%, 8–15–20		227	250
11.500%, 11–15–21		108	138
T-Mobile USA, Inc.:
6.000%, 4–15–24		404	432
6.500%, 1–15–26		468	517

Virgin Media Secured Finance plc, 5.500%, 8–15–26 (E)		43	45

			3,297

Total Telecommunication Services – 2.5%			14,112
Utilities
Electric Utilities – 0.1%
Israel Electric Corp. Ltd., 6.875%, 6–21–23 (E)		200	236
Perusahaan Listrik Negara, 4.125%, 5–15–27 (E)		400	393

			629

Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible, 4.000%, 7–15–20		618	651

Renewable Electricity – 0.2%
Abengoa Yield plc, 7.000%, 11–15–19 (E)		1,020	1,081

Total Utilities – 0.4%			2,361

TOTAL CORPORATE DEBT SECURITIES – 26.9%			$155,228
(Cost: $151,727)

MORTGAGE-BACKED SECURITIES
Other Mortgage-Backed Securities – 1.3%
Great Wolf Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-WFMZ, Class M (1-Month U.S. LIBOR plus 698.8 bps), 7.977%, 5–15–32 (E)(F)		360	369
Madison Park Funding Ltd., Series 2012-10A, Class ER (3-Month U.S. LIBOR plus 762 bps), 8.776%, 1–20–29 (E)(F)		825	837
Marlette Funding Trust, Series 2017-2A, Class C, 4.580%, 7–15–24 (E)(K)		750	749
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps), 5.132%, 11–12–25 (E)(F)		1,200	1,202
PNMAC GMSR Issuer Trust, Series 2017-GT1 (1-Month U.S. LIBOR plus 475 bps), 5.966%, 2–25–50 (E)(F)		1,500	1,524
U.S. Capital Funding V Ltd. and U.S. Capital Funding V Corp., Ser 2006, Class A-2 (3-Month U.S. LIBOR plus 38 bps), 1.535%, 10–10–40 (E)(F)		500	293
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps), 6.489%, 6–15–29 (E)(F)		2,500	2,506

			7,480

TOTAL MORTGAGE-BACKED SECURITIES – 1.3%			$7,480
(Cost: $7,393)

OTHER GOVERNMENT SECURITIES (L)
Columbia – 0.0%
Republic of Colombia, 4.375%, 7–12–21		200	213

Luxembourg – 0.2%
Amigo Luxembourg S.A., 7.625%, 1–15–24 (E)(G)	GBP	300	405

Mexico – 0.0%
United Mexican States, 3.625%, 3–15–22		$100	104

Norway – 0.0%
Kommunal Landspensjonskasse, 4.250%, 6–10–45 (G)	EUR	126	159

TOTAL OTHER GOVERNMENT SECURITIES – 0.2%			$881
(Cost: $858)

LOANS (F)
Consumer Discretionary
Advertising – 0.1%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps), 7.796%, 7–25–22 (K)		$400	382

Apparel Retail – 0.2%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps), 5.726%, 3–19–20		672		626
Talbots, Inc. (The) (ICE LIBOR plus 850 bps), 9.726%, 3–19–21		422		361
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
6.101%, 7–30–19		1		—	*
6.171%, 7–30–19		469		101

				1,088

Automotive Retail – 0.1%
Caliber Collision Centers, Inc., 0.000%, 2–1–24 (M)		26		26
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps), 4.226%, 2–1–24		258		259
Euro Garages (GBP ICE LIBOR plus 500 bps), 5.000%, 1–31–23 (G)	GBP	480		631

				916

Broadcasting – 0.0%
Beasley Broadcast Group, Inc. (ICE LIBOR plus 600 bps), 7.226%, 11–1–23		$—	*	—	*
Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 300 bps):
4.238%, 1–17–24		253		254
7.250%, 1–17–24		—	*	—	*

				254

Cable & Satellite – 0.1%
CSC Holdings LLC (ICE LIBOR plus 225 bps), 3.459%, 7–15–25		285		283
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps), 3.250%, 4–18–24 (G)	EUR	250		287

				570

Casinos & Gaming – 0.3%
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 635 bps), 7.509%, 11–9–18		$1,400		1,410
Everi Payments, Inc. (ICE LIBOR plus 450 bps), 5.754%, 5–1–24		275		277
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps), 5.046%, 2–22–23		134		135
PNK Entertainment, Inc. (ICE LIBOR plus 300 bps), 4.230%, 4–28–23		16		16

				1,838

Department Stores – 0.3%
Belk, Inc. (ICE LIBOR plus 475 bps), 5.905%, 12–10–22		1,687		1,431
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps), 5.450%, 6–23–23		234		231

				1,662

Education Services – 0.6%
Laureate Education, Inc. (ICE LIBOR plus 450 bps), 5.726%, 4–26–24		2,824		2,834

General Merchandise Stores – 0.5%
BJ’s Wholesale Club, Inc., 0.000%, 2–3–24 (M)		142		137
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps), 4.968%, 2–3–24		1,220		1,181
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps), 8.710%, 1–26–25		1,069		1,033

				2,351

Home Furnishings – 0.2%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps), 9.179%, 11–8–24		1,064		1,059

Hotels, Resorts & Cruise Lines – 1.0%
Belmond Interfin Ltd., 0.000%, 7–3–24 (G)(M)	EUR	500		575

Bre Diamond Mezz 1 LLC and Bre Diamond Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps), 7.659%, 12–8–17		$1,883		1,901
Hotel del Coronado (1-Month U.S. LIBOR plus 600 bps), 7.159%, 12–9–17		460		463
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps), 7.659%, 2–9–20		1,700		1,719
Travel Leaders Group LLC (ICE LIBOR plus 525 bps), 6.476%, 1–19–24		339		340

				4,998

Housewares & Specialties – 0.2%
KIK Custom Products, Inc., 0.000%, 11–19–21 (M)		—	*	—	*
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps), 5.793%, 8–26–22		697		703
KIK Custom Products, Inc. (ICE LIBOR plus 475 bps), 5.546%, 11–19–21		494		494

				1,197

Movies & Entertainment – 0.1%
DHX Media Ltd., 0.000%, 12–22–23 (M)		250		251

Publishing – 0.1%
Bureau Van Dijk Electronic Publishing B.V. (ICE LIBOR plus 425 bps), 4.502%, 9–23–21 (G)	GBP	535		699

Restaurants – 0.1%
NPC International, Inc., 0.000%, 4–18–25 (M)		$129		130
NPC International, Inc. (ICE LIBOR plus 350 bps), 4.716%, 4–20–24		141		142
NPC International, Inc. (ICE LIBOR plus 750 bps), 8.716%, 4–18–25		443		448

				720

Specialized Consumer Services – 0.3%
American Residential Services LLC (ICE LIBOR plus450 bps), 5.226%, 6–30–21		425		425
Asurion LLC (ICE LIBOR plus 300 bps), 4.045%, 11–3–23		5		5
Asurion LLC (ICE LIBOR plus 325 bps), 4.295%, 7–8–20		1		1
Asurion LLC (ICE LIBOR plus 750 bps), 8.726%, 3–3–21		240		241
Eagle Bidco Ltd., 0.000%, 5–6–22 (G)(M)	GBP	500		653
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 425 bps), 5.004%, 8–21–21		$477		477

				1,802

Specialty Stores – 0.2%
Academy Sports + Outdoors, 0.000%, 7–2–22 (M)		122		94
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.172%, 7–2–22		262		203
5.220%, 7–2–22		188		145
Academy Sports + Outdoors (ICE LIBOR plus 500 bps), 5.226%, 7–2–22		78		60
Jo-Ann Stores, Inc., 0.000%, 10–21–23 (M)		232		231
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps), 6.391%, 10–21–23		350		349
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps), 4.172%, 1–26–23		253		227

				1,309

Total Consumer Discretionary – 4.4%				23,930
Consumer Staples
Distillers & Vintners – 0.1%
Constellation Brands, Inc. (ICE LIBOR plus 375 bps), 5.000%, 12–16–23		348		350

Food Distributors – 0.1%
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps), 6.980%, 6–22–22		379		383
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.076%, 4–6–24		90		90
4.150%, 4–6–24		90		90
4.179%, 4–6–24		45		45

4.238%, 4–6–24		45		45
4.296%, 4–6–24		15		15

				668

Household Products – 0.0%
Wellness Merger Sub, Inc., 0.000%, 6–29–24 (K)(M)		250		248

Packaged Foods & Meats – 0.1%
Post Holdings, Inc., 0.000%, 5–24–24 (M)		125		125
Post Holdings, Inc. (ICE LIBOR plus 225 bps), 3.470%, 5–24–24		150		150
Shearer’s Foods LLC (ICE LIBOR plus 675 bps), 8.046%, 6–30–22 (K)		500		483

				758

Personal Products – 0.1%
Douglas Holding AG, 0.000%, 8–13–22 (G)(M)	EUR	500		574

Tobacco – 0.0%
Prestige Brands, Inc. (ICE LIBOR plus 275 bps), 3.976%, 1–26–24		$266		267

Total Consumer Staples – 0.4%				2,865
Energy
Coal & Consumable Fuels – 0.5%
Foresight Energy LLC (ICE LIBOR plus 725 bps), 6.795%, 3–28–22		1,299		1,235
Westmoreland Coal Co. (ICE LIBOR plus 650 bps), 7.796%, 12–16–20		992		876

				2,111

Oil & Gas Drilling – 0.1%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps), 6.922%, 5–16–20		366		328

Oil & Gas Equipment & Services – 0.1%
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.464%, 6–21–24		131		130
5.496%, 6–21–24		690		689

				819

Oil & Gas Exploration & Production – 0.2%
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps), 8.686%, 8–23–21		1,153		1,218

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC:
0.000%, 8–12–20 (M)		1,031		989
0.000%, 2–16–21 (M)		249		229

				1,218

Total Energy – 1.1%				5,694
Financials
Asset Management & Custody Banks – 0.1%
Commerce Merger Sub, Inc., 0.000%, 6–22–24 (M)		—	*	—
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps), 6.796%, 8–31–23		249		250
Jade Germany GmbH, 0.000%, 5–31–23 (G)(M)	EUR	489		567

				817

Insurance Brokers – 0.0%
NFP Corp., 0.000%, 1–8–24 (M)		$102		102
NFP Corp. (ICE LIBOR plus 350 bps), 4.796%, 1–8–24		164		165

				267

Multi-Sector Holdings – 0.0%
TKC Holdings, Inc. (ICE LIBOR plus 375 bps), 5.376%, 2–1–23		62		62

Other Diversified Financial Services – 0.2%
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps), 5.640%, 4–29–23		470		482
Dubai World Group (2.000% Cash or 3.750% PIK):
0.000%, 9–30–22 (I)(M)		108		98
2.000%, 9–30–22 (I)		57		52

Institutional Shareholder Services, Inc. (ICE LIBOR plus 450 bps), 5.721%, 4–30–21 (K)		735		734

				1,366

Property & Casualty Insurance – 0.0%
Alliant Holdings Intermediate LLC (ICE LIBOR plus325 bps), 4.417%, 8–14–22		30		30

Specialized Finance – 0.7%
AqGen Island Intermediate Holdings, Inc. (ICE LIBOR plus 400 bps), 5.296%, 12–3–22		220		222
ASP Henry Merger Sub, Inc. (ICE LIBOR plus 450 bps), 5.726%, 9–30–23		348		353
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC (1-Month U.S. LIBOR plus 700 bps), 7.909%, 5–24–18		841		844
Edelman Financial Center LLC (ICE LIBOR plus 550 bps), 6.658%, 12–16–22		216		216
Fugue Finance B.V., 0.000%, 6–26–24 (G)(M)	EUR	500		577
MA FinanceCo. LLC (ICE LIBOR plus 275 bps), 3.964%, 4–21–24		$49		49
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc., 0.000%, 12–2–21 (M)		152		153
Vertiv Intermediate Holding Corp. (ICE LIBOR plus 400 bps), 5.226%, 11–30–23		508		510
Ziggo Secured Finance B.V. (ICE LIBOR plus 250 bps), 3.659%, 4–27–25		285		284

				3,208

Total Financials – 1.0%				5,750
Health Care
Biotechnology – 0.1%
Avantor Performance Materials Holdings, Inc. (ICE LIBOR plus 400 bps), 5.230%, 3–9–24		284		285
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps), 3.500%, 5–26–24 (G)	EUR	500		576

				861

Health Care Equipment – 0.1%
eResearch Technology, Inc. (ICE LIBOR plus 500 bps), 6.170%, 5–3–23		$610		614
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps), 5.976%, 8–28–22 (K)		250		244

				858

Health Care Facilities – 0.1%
Select Medical Corp. (ICE LIBOR plus 350 bps):
4.650%, 3–6–24		279		282
6.500%, 3–6–24		—	*	—	*
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps), 3.976%, 2–6–24		191		189

				471

Health Care Services – 0.4%
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps), 4.476%, 7–27–23		248		249
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps), 8.459%, 10–11–18		1,500		1,524
Schumacher Group (ICE LIBOR plus 400 bps), 5.226%, 7–31–22		206		206

				1,979

Health Care Technology – 0.2%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps), 5.375%, 10–20–23		348		341
inVentiv Group Holdings, Inc., 0.000%, 6–26–24 (M)		250		250
QuintilesIMS, Inc. (3-Month EURIBOR plus 200 bps), 2.750%, 3–6–24 (G)	EUR	249		287

				878

Pharmaceuticals – 0.4%
Ceva Sante Animale (3-Month EURIBOR plus 300 bps), 3.000%, 6–30–21 (G)		270		311

Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps), 5.500%, 4–27–24		$429	433
Ethypharm, 0.000%, 7–21–23 (G)(M)	GBP	500	658
Ethypharm (3-Month EURIBOR plus 350 bps), 3.500%, 7–21–23 (G)	EUR	229	264
Lantheus Medical Imaging, Inc. (ICE LIBOR plus 450 bps), 5.726%, 6–30–22		$284	285
Valeant Pharmaceuticals International, Inc. (ICE LIBOR plus 475 bps), 5.830%, 4–1–22		237	240

			2,191

Total Health Care – 1.3%			7,238
Industrials
Aerospace & Defense – 0.1%
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps), 5.839%, 9–8–23 (K)		347	344
Tronair, Inc. (Prime rate plus 375 bps), 7.750%, 9–8–23 (K)		1	1

			345

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps), 4.476%, 7–31–22		546	543
IPS Structural Adhesives Holdings, Inc. and IPS Intermediate Holdings, Inc. (ICE LIBOR plus 525 bps), 6.466%, 12–20–23 (K)		300	300

			843

Construction & Engineering – 0.1%
K&G Engineering, Inc. (ICE LIBOR plus 475 bps), 5.976%, 10–20–23 (K)		373	374
Pike Corp. (ICE LIBOR plus 375 bps), 4.980%, 3–10–24 (K)		214	217

			591

Construction Machinery & Heavy Trucks – 0.0%
Clark Equipment Co. (GTD by Doosan Bobcat, Inc.) (ICE LIBOR plus 275 bps), 3.929%, 5–11–24		275	276

Diversified Support Services – 0.0%
GCA Services Group, Inc. (ICE LIBOR plus 475 bps):
5.871%, 3–1–23		111	111
6.004%, 3–1–23		56	56
6.046%, 3–1–23		59	59

			226

Electrical Components & Equipment – 0.2%
Power Products LLC (ICE LIBOR plus 450 bps), 5.656%, 3–10–23 (K)		569	569
SLV Holding GmbH (3-Month EURIBOR plus 425 bps), 4.250%, 12–16–23 (G)(K)	EUR	600	656

			1,225

Environmental & Facilities Services – 0.1%
Casella Waste Systems, Inc. (ICE LIBOR plus 275 bps), 3.959%, 10–17–23		$348	349

Highways & Railtracks – 0.1%
SH 130 Concession Co. LLC, 0.000%, 6–5–20 (K)(M)		440	440

Human Resource & Employment Services – 0.2%
Cast & Crew Payroll LLC (ICE LIBOR plus 350 bps), 4.800%, 8–3–22		367	368
Oasis Outsourcing Holdings, Inc., 0.000%, 6–29–23 (K)(M)		293	293
Tempo Acquisition LLC (ICE LIBOR plus 300 bps), 4.060%, 5–1–24		280	280

			941

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps), 4.172%, 11–22–20		212	192
PAE Holding Corp., 0.000%, 10–20–22 (M)		357	358
PAE Holding Corp. (ICE LIBOR plus 550 bps), 6.726%, 10–20–22		934	939

PAE Holding Corp. (ICE LIBOR plus 950 bps), 10.726%, 10–20–23		129	129

			1,618

Industrial Machinery – 0.1%
Dynacast International LLC (ICE LIBOR plus 850 bps), 9.796%, 1–30–23 (K)		554	554
Morsco, Inc. (ICE LIBOR plus 700 bps), 8.045%, 10–31–23		99	100

			654

Marine Ports & Services – 0.0%
Carrix, Inc. (1-Month U.S. LIBOR plus 350 bps), 5.730%, 1–7–19		203	200

Research & Consulting Services – 0.0%
Information Resources, Inc. (ICE LIBOR plus 425 bps), 5.466%, 1–18–24		284	285

Security & Alarm Services – 0.0%
Garda World Security Corp., 0.000%, 5–3–24 (M)		26	26
Garda World Security Corp. (ICE LIBOR plus 400 bps), 5.226%, 5–3–24		209	211
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 500 bps), 6.296%, 7–14–23		248	250
Verisure Holding AB (3-Month EURIBOR plus 300 bps), 3.500%, 10–10–22 (G)	EUR	240	275

			762

Trading Companies & Distributors – 0.1%
Arctic Glacier USA, Inc. (ICE LIBOR plus 425 bps), 5.476%, 3–20–24		$284	287
TMK Hawk Parent Corp. (ICE LIBOR plus 400 bps), 5.226%, 10–1–21		278	279

			566

Total Industrials – 1.4%			9,321
Information Technology
Application Software – 0.7%
Almonde, Inc. (ICE LIBOR plus 350 bps), 4.736%, 6–16–24		315	315
Applied Systems, Inc. (ICE LIBOR plus 650 bps), 7.796%, 1–23–22		837	843
Aptean Holdings, Inc., 0.000%, 12–20–22 (M)		37	37
Aptean Holdings, Inc. (ICE LIBOR plus 500 bps), 6.040%, 12–19–22		334	335
Ministry Brands LLC (1-Month U.S. LIBOR plus 500 bps), 6.000%, 9–30–22		376	369
Ministry Brands LLC (ICE LIBOR plus 500 bps), 6.040%, 12–30–17		103	103
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps), 4.030%, 4–18–24		329	330
Synchronoss Technologies, Inc. (ICE LIBOR plus 275 bps), 4.082%, 1–19–24		280	274
TIBCO Software, Inc. (ICE LIBOR plus 450 bps), 5.730%, 12–4–20		837	839

			3,445

Communications Equipment – 0.0%
Ciena Corp. (ICE LIBOR plus 250 bps), 3.712%, 1–30–22		193	194

Data Processing & Outsourced Services – 0.2%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps), 8.420%, 5–1–25		160	161
Equian LLC, 0.000%, 5–15–24 (M)		65	65
Equian LLC (ICE LIBOR plus 375 bps), 4.928%, 5–15–24		210	212
Survey Sampling International (ICE LIBOR plus 500 bps):
6.147%, 12–16–20		181	181
6.148%, 12–16–20		22	22
TierPoint LLC (ICE LIBOR plus 375 bps), 4.976%, 5–6–24		280	280

			921

Electronic Components – 0.0%
CPI International, Inc. (ICE LIBOR plus 325 bps), 4.480%, 4–7–21		227	227

Electronic Equipment & Instruments – 0.0%
Global Tel Link Corp. (ICE LIBOR plus 775 bps), 9.046%, 11–20–20		120	119

Internet Software & Services – 0.3%
Ancestry.com LLC (ICE LIBOR plus 825 bps), 9.460%, 10–19–24		184	187
FirstLight Fiber (3-Month U.S. LIBOR plus 500 bps), 6.450%, 8–29–21 (K)		450	451
FirstLight Fiber (ICE LIBOR plus 500 bps), 6.450%, 9–7–21 (K)		200	201
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps), 5.226%, 5–12–21 (K)		498	500
V Group, Inc. (ICE LIBOR plus 300 bps), 4.226%, 3–9–24		284	283

			1,622

IT Consulting & Other Services – 0.1%
CCC Information Services, Inc. (ICE LIBOR plus 675 bps), 7.976%, 3–31–25		285	292
LANDesk Group, Inc. (ICE LIBOR plus 425 bps), 5.480%, 1–19–24		272	270
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps), 5.546%, 7–13–20		283	265

			827

Technology Hardware, Storage & Peripherals – 0.2%
Dell, Inc. (ICE LIBOR plus 225 bps), 3.480%, 9–7–21		488	488
SnapAv LLC (ICE LIBOR plus 500 bps), 6.280%, 12–21–22 (K)		282	279
Vision Solutions, Inc. (1-Month U.S. LIBOR plus 650 bps):
7.672%, 6–16–22		4	4
7.750%, 6–16–22		560	559

			1,330

Total Information Technology – 1.5%			8,685
Materials
Commodity Chemicals – 0.2%
Chromaflo Technologies Corp. (ICE LIBOR plus 400 bps), 5.226%, 11–18–23		100	99
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps), 6.560%, 3–2–23 (K)		536	537
Niacet Corp. (3-Month EURIBOR plus 450 bps), 5.500%, 2–1–24 (G)	EUR	98	112
Niacet Corp. (ICE LIBOR plus 450 bps), 5.796%, 2–1–24 (K)		$179	178

			926

Construction Materials – 0.1%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps), 6.476%, 4–5–24 (K)		285	289

Diversified Chemicals – 0.1%
Caldic B.V., 0.000%, 6–28–24 (G)(M)	EUR	500	575

Metal & Glass Containers – 0.0%
Anchor Glass Container Corp. (ICE LIBOR plus 325 bps):
4.339%, 12–7–23		$14	15
4.476%, 12–7–23		6	6

			21

Paper Packaging – 0.2%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps), 9.296%, 5–27–20		1,140	1,049

Specialty Chemicals – 0.1%
Ferro Corp. (ICE LIBOR plus 250 bps), 3.726%, 2–14–24		284	285
Styrolution Group GmbH (ICE LIBOR plus 375 bps), 4.046%, 9–30–21 (K)		398	401

			686

Total Materials – 0.7%			3,546
Real Estate
Hotel & Resort REITs – 0.3%
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 7.493%, 5–1–19		1,000	1,001

Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps), 4.052%, 2–9–24 (G)	GBP	600	792

			1,793

Industrial REITs – 0.1%
Avolon Holdings Ltd. (ICE LIBOR plus 275 bps), 3.962%, 3–20–22		$299	301
Terra Millennium Corp. (ICE LIBOR plus 625 bps), 7.500%, 10–31–22 (K)		553	553

			854

Office REITs – 0.0%
iStar Financial, Inc. (ICE LIBOR plus 450 bps):
4.836%, 7–1–20 (K)		123	124
4.964%, 7–1–20 (K)		125	126

			250

Real Estate Operating Companies – 0.3%
Workspace Property Trust (1-Month U.S. LIBOR plus 675 bps), 7.909%, 10–9–18		1,500	1,506

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps), 7.551%, 4–1–19		1,308	1,325

Specialized REITs – 0.0%
AWAS Aviation Capital Ltd. (ICE LIBOR plus 325 bps), 4.480%, 6–10–18		199	199

Total Real Estate – 0.9%			5,927
Telecommunication Services
Alternative Carriers – 0.1%
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps), 3.466%, 2–22–24		280	281
Lightower Fiber Networks (ICE LIBOR plus 325 bps), 4.546%, 4–13–20		222	222

			503

Integrated Telecommunication Services – 0.2%
CenturyLink, Inc. (ICE LIBOR plus 275 bps), 1.375%, 1–31–25		428	423
Digicel International Finance Ltd. (ICE LIBOR plus 375 bps), 4.940%, 5–10–24		275	277
Hargray Communications Corp. (ICE LIBOR plus 300 bps), 4.226%, 3–24–24		285	285
Securus Technologies Holdings, Inc., 0.000%, 6–20–24 (M)		250	249

			1,234

Total Telecommunication Services – 0.3%			1,737

Utilities
Electric Utilities – 0.3%
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps), 7.500%, 3–29–18 (P)	2,000	1,971

Renewable Electricity – 0.1%
SunEdison, Inc. (ICE LIBOR plus 650 bps), 8.716%, 5–10–18	505	505

Total Utilities – 0.4%		2,476

TOTAL LOANS – 13.4%		$77,169
(Cost: $76,601)

SHORT-TERM SECURITIES
Commercial Paper (N) – 4.0%
Comcast Corp., 1.480%, 7–26–17	4,000	3,996
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.):
1.330%, 7–5–17	3,000	2,999
1.330%, 7–7–17	8,000	7,997
Kroger Co. (The), 1.300%, 7–3–17	3,622	3,622
Sonoco Products Co., 1.330%, 7–3–17	3,504	3,504
Wisconsin Electric Power Co., 1.230%, 7–6–17	991	991

		23,109

Master Note – 1.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (O)	9,962	9,962

Municipal Obligations – 1.3%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps), 0.840%, 7–7–17 (O)	3,800	3,800
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps), 0.920%, 7–7–17 (O)	800	800
NY Metro Trans Auth, Trans Rev Var Rate Bonds, Ser 2005E-3 (GTD by Bank of Montreal) (BVAL plus 21 bps), 0.930%, 7–7–17 (O)	2,910	2,910

		7,510

TOTAL SHORT-TERM SECURITIES – 7.0%		$40,581
(Cost: $40,582)

TOTAL INVESTMENT SECURITIES – 100.4%		$578,902
(Cost: $551,026)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(2,232)

NET ASSETS – 100.0%		$576,670

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $535 are held in collateralized accounts for OTC forward foreign currency contracts.

(D)	Restricted security. At June 30, 2017, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC	3-10-17	233	$106	$181

The total value of this security represented 0.0% of net assets at June 30, 2017.

(E)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $124,385 or 21.6% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(H)	Zero coupon bond.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(K)	Securities whose value was determined using significant unobservable inputs.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the yield to maturity at June 30, 2017.

(O)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(P)Non-income	producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	17,930	U.S. Dollar	22,733	7-24-17	Citibank N.A.	$—	$635
Japanese Yen	512,346	U.S. Dollar	4,600	7-24-17	Citibank N.A.	41	—
British Pound	3,650	U.S. Dollar	4,638	9-29-17	JPMorgan Securities LLC	—	129
Euro	5,900	U.S. Dollar	6,640	9-29-17	JPMorgan Securities LLC	—	130
Canadian Dollar	300	U.S. Dollar	226	7-24-17	Morgan Stanley International	—	6
Euro	717	U.S. Dollar	800	7-24-17	Morgan Stanley International	—	20
						$41	$920

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$283,442	$—	$—
Investment Funds	6,401	—	—
Preferred Stocks	—	181	—
Asset-Backed Securities	—	7,539	—
Corporate Debt Securities	—	155,228	—
Mortgage-Backed Securities	—	6,731	749
Other Government Securities	—	881	—
Loans	—	67,691	9,478
Short-Term Securities	—	40,581	—
Total	$289,843	$278,832	$10,227
Forward Foreign Currency Contracts	$—	$41	$—
Liabilities
Forward Foreign Currency Contracts	$—	$920	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Mortgage-Backed Securities	Loans
Beginning Balance 10-1-16	$—	$5,001
Net realized gain (loss)	—	(93)
Net change in unrealized appreciation (depreciation)	(1)	62
Purchases	750	8,649
Sales	—	(4,424)
Amortization/Accretion of premium/discount	— *	(16)
Transfers into Level 3 during the period	—	2,121
Transfers out of Level 3 during the period	—	(1,822)
Ending Balance 6-30-17	$749	$9,478
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$(1)	$74

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17	Valuation Technique(s)	Unobservable Input(s)
Assets
Mortgage-Backed Securities	$749	Third-party valuation service	Broker quotes
Loans	$9,478	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$551,026

Gross unrealized appreciation	34,174
Gross unrealized depreciation	(6,298)

Net unrealized appreciation	$27,876

SCHEDULE OF INVESTMENTS Ivy Apollo Strategic Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Netherlands
Consumer Discretionary – 0.0%
Altice N.V., Class A (A)	11	$246

Total Netherlands – 0.0%		$246

TOTAL COMMON STOCKS – 0.0%		$246
(Cost: $179)

INVESTMENT FUNDS
United States – 1.2%
iShares iBoxx $ High Yield Corporate Bond ETF	78	6,854

TOTAL INVESTMENT FUNDS – 1.2%		$6,854
(Cost: $6,603)

PREFERRED STOCKS
United States
Consumer Staples – 0.1%
Pinnacle Agriculture Enterprises LLC (A)(B)	389	301

Total United States – 0.1%		$301

TOTAL PREFERRED STOCKS – 0.1%		$301
(Cost: $177)

ASSET-BACKED SECURITIES	Principal
United States – 1.0%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps) 4.658%, 7–15–26 (C)(D)	$400	401
Anchorage Credit Funding Ltd., Series 2015-2A, Class D 7.300%, 1–25–31 (C)	400	402
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps) 8.931%, 7–20–28 (D)	1,350	1,338
Guggenheim 1828 CLO LLC, Series 2016-1A (3-Month U.S. LIBOR plus 700 bps) 8.158%, 4–15–28 (C)(D)	400	402
Hildene CLO Ltd., Series 2014-2A, Class E (3-Month U.S. LIBOR plus 510 bps) 6.258%, 7–19–26 (C)(D)	250	242
Marathon CLO Ltd. and Marathon CLO LLC, Series 2015-8A, Class C (3-Month U.S. LIBOR plus 405 bps) 5.208%, 7–18–27 (C)(D)	400	403
NRZ Excess Spread Collateralized Notes, Series 2016-PLS2 5.683%, 7–25–21 (C)	496	497
NZCG Funding Ltd., Series 2015-2A, Class D (3-Month U.S. LIBOR plus 630 bps) 7.470%, 4–27–27 (C)(D)	530	527
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps) 4.870%, 4–30–27 (C)(D)	400	402
Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps) 8.758%, 7–15–28 (C)(D)	400	404
Sound Point CLO Ltd., Series 2016-2A, Class D (3-Month U.S. LIBOR plus 425 bps) 5.406%, 10–20–28 (C)(D)	100	101
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps) 6.556%, 10–20–28 (C)(D)	250	253

		5,372

TOTAL ASSET-BACKED SECURITIES – 1.0%		$5,372
(Cost: $5,248)

CORPORATE DEBT SECURITIES
Argentina
Energy – 0.2%
YPF Sociedad Anonima (3-Month U.S. LIBOR plus 750 bps) 8.682%, 8–15–18 (D)	$1,176	1,215

Total Argentina – 0.2%		$1,215
Australia
Financials – 0.1%
Westpac Banking Corp. 4.625%, 6–1–18	660	678

Materials – 0.2%
FMG Resources August 2006 Partners Ltd.:
4.750%, 5–15–22 (C)	419	420
5.125%, 5–15–24 (C)	446	446

		866

Total Australia – 0.3%		$1,544

Austria
Consumer Staples – 0.1%
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.) 7.750%, 10–28–20 (C)		600	568

Materials – 0.4%
Bahia Sul Holdings GmbH 5.750%, 7–14–26 (C)		2,000	2,070

Total Austria – 0.5%			$2,638
Bahrain
Financials – 0.1%
HDFC Bank Ltd. 3.000%, 3–6–18		750	754

Total Bahrain – 0.1%			$754
Barbados
Consumer Discretionary – 0.0%
Columbus International, Inc. 7.375%, 3–30–21 (C)		200	212

Total Barbados – 0.0%			$212
Belgium
Financials – 0.0%
AG Insurance S.A. 3.500%, 6–30–47 (E)	EUR	200	240

Total Belgium – 0.0%			$240
Brazil
Consumer Staples – 0.2%
BRF - Brasil Foods S.A. 3.950%, 5–22–23 (C)		$1,000	964

Financials – 0.0%
Cielo S.A. and Cielo USA, Inc. 3.750%, 11–16–22 (C)		200	192

Materials – 0.4%
Suzano Trading Ltd. 5.875%, 1–23–21 (C)		1,000	1,060
Vale Overseas Ltd.:
4.625%, 9–15–20		700	724
6.250%, 8–10–26		125	135

			1,919

Total Brazil – 0.6%			$3,075
British Virgin Islands
Financials – 0.1%
King Power Capital Ltd. 5.625%, 11–3–24		225	250

Materials – 0.0%
Gold Fields Orogen Holding Ltd. 4.875%, 10–7–20		200	201

Total British Virgin Islands – 0.1%			$451
Canada
Consumer Discretionary – 0.2%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc. 4.250%, 5–15–24 (C)		650	646
Gateway Casinos & Entertainment Ltd. 8.250%, 3–1–24 (C)		587	610

			1,256

Energy – 0.8%
Bellatrix Exploration Ltd. 8.500%, 5–15–20 (C)		675	607
EnCana Corp. 6.500%, 8–15–34		197	225
Seven Generations Energy Ltd.:
8.250%, 5–15–20 (C)		637	664
6.750%, 5–1–23 (C)		1,315	1,364
TransCanada PipeLines Ltd. 3.800%, 10–1–20		1,000	1,050
Trinidad Drilling Ltd. 6.625%, 2–15–25 (C)		10	10

			3,920

Financials – 0.2%
Bank of Montreal 1.800%, 7–31–18		500	501
Royal Bank of Canada 2.500%, 1–19–21		750	755

			1,256

Health Care – 0.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (C)	2,169	369
7.000%, 4–15–23 (C)	135	20
VPII Escrow Corp. 7.500%, 7–15–21 (C)	768	743
VRX Escrow Corp.:
5.375%, 3–15–20 (C)	602	580
5.875%, 5–15–23 (C)	423	363
6.125%, 4–15–25 (C)	801	678

		2,753

Industrials – 0.1%
GFL Environmental, Inc.:
9.875%, 2–1–21 (C)	290	316
5.625%, 5–1–22 (C)	155	158
Ritchie Bros. Auctioneers, Inc. 5.375%, 1–15–25 (C)	171	178

		652

Information Technology – 0.6%
Kronos Acquisition Holdings, Inc. 9.000%, 8–15–23 (C)	3,159	3,152
OpenText Corp. 5.875%, 6–1–26 (C)	440	473

		3,625

Materials – 0.2%
HudBay Minerals, Inc.:
7.250%, 1–15–23 (C)	68	70
7.625%, 1–15–25 (C)	102	107
NOVA Chemicals Corp.:
4.875%, 6–1–24 (C)	661	658
5.250%, 6–1–27 (C)	265	264

		1,099

Total Canada – 2.6%		$14,561
Cayman Islands
Energy – 0.0%
Noble Holding International Ltd. 7.750%, 1–15–24	172	136

Financials – 0.4%
Banco do Brasil S.A. 6.000%, 1–22–20 (C)	1,000	1,055
Preferred Term Securities XXIV Ltd., Series A-2 (3-Month U.S. LIBOR plus 38 bps) 1.626%, 3–22–37 (C)(D)	1,258	788
Preferred Term Securities XXV Ltd., Series A-2 (3-Month U.S. LIBOR plus 35 bps) 1.596%, 6–22–37 (C)(D)	147	92

		1,935

Industrials – 0.6%
Guanay Finance Ltd. 6.000%, 12–15–20	1,317	1,349
LATAM Finance Ltd. 6.875%, 4–11–24 (C)	2,000	2,034

		3,383

Materials – 0.2%
Fibria Overseas Finance Ltd. 5.250%, 5–12–24	800	834

Real Estate – 0.0%
Link Finance (Cayman) 2009 Ltd. 2.875%, 7–21–26	200	192

Telecommunication Services – 1.0%
CK Hutchison International (16) Ltd. 1.875%, 10–3–21 (C)	2,000	1,941
Hutchison Whampoa International (12) (II) Ltd. 2.000%, 11–8–17 (C)	500	500
Sable International Finance Ltd. 6.875%, 8–1–22 (C)	2,920	3,154

		5,595

Total Cayman Islands – 2.2%		$12,075
Chile
Financials – 0.0%
Banco Santander Chile S.A. 3.875%, 9–20–22	150	155

Materials – 0.5%
Celulosa Arauco y Constitucion S.A. 5.000%, 1–21–21	700	741
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1–19–18	600	605
4.750%, 1–19–18 (C)	1,000	1,010

		2,356

Total Chile – 0.5%		$2,511
China
Financials – 0.1%
Bank of China Ltd. 5.000%, 11–13–24	200	214
China Construction Bank Corp. 3.875%, 5–13–25	200	204

		418

Information Technology – 0.4%
Alibaba Group Holding Ltd.:
1.625%, 11–28–17	250	250
2.500%, 11–28–19	1,500	1,511
3.600%, 11–28–24	200	206

		1,967

Real Estate – 0.0%
Country Garden Holdings Co. Ltd. 4.750%, 9–28–23	200	193

Total China – 0.5%			$2,578
Columbia
Financials – 0.3%
Banco de Bogota S.A. 5.375%, 2–19–23 (C)		1,300	1,368

Utilities – 0.1%
Empresas Publicas de Medellin E.S.P. 7.625%, 7–29–19 (C)		697	773

Total Columbia – 0.4%			$2,141
France
Consumer Discretionary – 0.6%
Burger King France SAS 6.000%, 5–1–24 (C)(E)	EUR	300	364
Klesia Prevoyance 5.375%, 12–8–26 (E)		300	353
Numericable - SFR S.A. 7.375%, 5–1–26 (C)		$2,494	2,707

			3,424

Consumer Staples – 0.5%
Danone S.A. 3.000%, 6–15–22 (C)		900	910
Pernod Ricard S.A. 4.450%, 1–15–22 (C)		1,500	1,608

			2,518

Financials – 0.4%
Axa S.A. 5.625%, 1–16–54 (E)	GBP	100	150
BNP Paribas S.A. 7.625%, 12–29–49 (C)		$1,800	1,980
Credit Agricole Assurances S.A. 4.750%, 9–27–48 (E)	EUR	100	127
Humanis Prevoyance 5.750%, 10–22–25 (E)		300	364

			2,621

Health Care – 0.0%
HomeVi SAS (3-Month EURIBOR plus 425 bps) 4.250%, 11–15–21 (C)(D)(E)		100	115

Telecommunication Services – 0.3%
Orange S.A. 1.625%, 11–3–19		$1,500	1,487

Total France – 1.8%			$10,165
Germany
Consumer Discretionary – 0.1%
PrestigeBidCo GmbH 6.250%, 12–15–23 (E)	EUR	200	247

Financials – 0.0%
Allianz SE 3.099%, 7–6–47 (E)		100	120

Telecommunication Services – 0.0%
Unitymedia GmbH 3.750%, 1–15–27 (E)		200	233

Total Germany – 0.1%			$600
Hong Kong
Financials – 0.0%
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.) 3.875%, 1–20–25		$200	204

Total Hong Kong – 0.0%			$204
India
Financials – 0.1%
Indian Railway Finance Corp. 3.417%, 10–10–17		319	320

Industrials – 0.4%
Adani Ports and Special Economic Zone Ltd. 3.500%, 7–29–20 (C)		2,200	2,220

Materials – 0.3%
Vedanta Resources plc 6.375%, 7–30–22 (C)		1,800	1,806

Telecommunication Services – 0.0%
Bharti Airtel Ltd. 4.375%, 6–10–25		200	200

Total India – 0.8%			$4,546
Indonesia
Energy – 0.0%
PT Perusahaan Gas Negara Tbk 5.125%, 5–16–24		200	215

Financials – 0.2%
Bank Rakyat Indonesia 2.950%, 3–28–18		1,000	1,002

Utilities – 0.1%
Perusahaan Listrik Negara 4.125%, 5–15–27 (C)		400	393

Total Indonesia – 0.3%			$1,610
Ireland
Industrials – 0.0%
Park Aerospace Holdings Ltd. 5.250%, 8–15–22 (C)		39	41

Total Ireland – 0.0%			$41

Israel
Energy – 0.1%
Delek & Avner Tamar Bond Ltd. 5.082%, 12–30–23 (C)		250	258

Utilities – 0.0%
Israel Electric Corp. Ltd. 6.875%, 6–21–23 (C)		200	236

Total Israel – 0.1%			$494
Italy
Consumer Discretionary – 0.0%
Gamenet Group S.p.A. 6.000%, 8–15–21 (C)(E)	EUR	200	240

Consumer Staples – 0.2%
N&W Global Vending S.p.A. 7.000%, 10–15–23 (C)(E)		500	604

Financials – 0.0%
Schumann S.p.A. 7.000%, 7–31–23 (E)		100	114

Materials – 0.0%
Guala Closures S.p.A. (3-Month EURIBOR plus 475 bps) 4.445%, 11–15–21 (C)(D)(E)		100	116

Total Italy – 0.2%			$1,074
Jamaica
Telecommunication Services – 0.0%
Digicel Group Ltd. 6.000%, 4–15–21 (C)		$249	239

Total Jamaica – 0.0%			$239
Japan
Consumer Staples – 0.3%
Suntory Holdings Ltd. 2.550%, 9–29–19 (C)		1,325	1,336

Financials – 0.1%
Mizuho Bank Ltd. 2.450%, 4–16–19 (C)		750	754

Total Japan – 0.4%			$2,090
Jersey
Consumer Discretionary – 0.0%
CPUK Finance Ltd. 4.250%, 8–28–22 (C)(E)	GBP	200	262

Financials – 0.1%
Mercury BondCo plc (8.250% Cash or 9.000% PIK) 8.250%, 5–30–21 (E)(F)	EUR	318	380

Total Jersey – 0.1%			$642
Luxembourg
Consumer Discretionary – 2.1%
Altice Financing S.A.:
6.500%, 1–15–22 (C)		$100	105
6.625%, 2–15–23 (C)		1,213	1,287
7.500%, 5–15–26 (C)		1,672	1,856
Altice S.A.:
7.250%, 5–15–22 (C)(E)	EUR	250	303
7.750%, 5–15–22 (C)		$3,350	3,555
6.250%, 2–15–25 (C)(E)	EUR	250	312
7.625%, 2–15–25 (C)		$800	880
Intelsat Jackson Holdings S.A.:
9.500%, 9–30–22 (C)		814	973
8.000%, 2–15–24 (C)		554	597
Nielsen Co. (Luxembourg) S.a.r.l. (The):
5.500%, 10–1–21 (C)		700	724
5.000%, 2–1–25 (C)		191	196

			10,788

Consumer Staples – 0.2%
Minerva Luxembourg S.A.:
6.500%, 9–20–26		200	195
6.500%, 9–20–26 (C)		775	754

			949

Energy – 0.1%
Offshore Drilling Holding S.A. 8.375%, 9–20–20 (C)(G)		1,600	552

Financials – 0.0%
Gaz Capital S.A. 6.510%, 3–7–22		200	221

Industrials – 0.3%
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 5–1–20		1,500	1,515

Information Technology – 0.6%
BC Luxco 1 S.A. 7.375%, 1–29–20 (C)		3,200	3,280

Materials – 0.0%
ARD Finance S.A. 7.125%, 9–15–23		200	213

Total Luxembourg – 3.3%			$17,518
Macau
Consumer Discretionary – 0.3%
Wynn Macau Ltd. 5.250%, 10–15–21 (C)		1,865	1,912

Total Macau – 0.3%			$1,912
Malaysia
Financials – 0.0%
Malayan Banking Berhad 3.905%, 10–29–26		200	204

Total Malaysia – 0.0%			$204
Mexico
Consumer Discretionary – 0.2%
Grupo Televisa S.A.B. de C.V. 6.000%, 5–15–18		1,250	1,293

Consumer Staples – 0.6%
Coca-Cola FEMSA S.A.B. de C.V. 2.375%, 11–26–18		750	754
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6–30–20 (C)		350	374
4.500%, 1–25–22 (C)		1,250	1,336
Kimberly-Clark de Mexico 3.800%, 4–8–24 (C)		1,000	1,009

			3,473

Energy – 0.5%
Petroleos Mexicanos 5.500%, 2–4–19		2,000	2,087

Financials – 0.5%
Banco Santander S.A. 4.125%, 11–9–22 (C)		1,750	1,823
Nacional Financiera SNC 3.375%, 11–5–20 (C)		750	772
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R. 7.250%, 9–27–23 (C)		450	461

			3,056

Materials – 0.2%
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6–23–24 (C)		1,000	1,020

Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V. 5.250%, 1–30–26 (C)		200	207

Telecommunication Services – 0.2%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.) 5.500%, 11–15–19		1,000	1,078

Total Mexico – 2.2%			$12,214
Netherlands
Consumer Discretionary – 1.1%
Myriad International Holdings B.V.:
6.375%, 7–28–17 (C)		1,800	1,801
6.000%, 7–18–20 (C)		350	378
VTR Finance B.V. 6.875%, 1–15–24 (C)		3,280	3,476
Ziggo Secured Finance B.V. 5.500%, 1–15–27 (C)		650	664

			6,319

Consumer Staples – 0.3%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 7.000%, 3–15–24 (C)		1,200	1,160
Marfrig Holdings (Europe) B.V. 8.000%, 6–8–23 (C)		650	660

			1,820

Energy – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
8.375%, 5–23–21		1,155	1,293
6.125%, 1–17–22		37	38
7.375%, 1–17–27		203	215

			1,546

Financials – 0.4%
Aegon N.V. 4.000%, 4–25–44 (E)	EUR	100	120
ENEL Finance International N.V. 5.125%, 10–7–19 (C)		$1,445	1,539
Rabobank Nederland 2.500%, 1–19–21		750	754

			2,413

Health Care – 0.0%
JLL/Delta Dutch Newco B.V. 7.500%, 2–1–22 (C)		100	106

Industrials – 0.1%
Alcoa Nederland Holding B.V.:
6.750%, 9–30–24 (C)		200	217
7.000%, 9–30–26 (C)		200	220

			437

Materials – 0.7%
Constellium N.V.:
8.000%, 1–15–23 (C)		1,685	1,736
5.750%, 5–15–24 (C)		1,000	925
6.625%, 3–1–25 (C)		1,081	1,035

			3,696

Utilities – 0.1%
Majapahit Holding B.V. 7.750%, 1–20–20 (C)		400	447

Total Netherlands – 3.0%			$16,784

Norway
Energy – 0.3%
Aker BP ASA 6.000%, 7–1–22 (C)		1,500	1,545

Total Norway – 0.3%			$1,545
Panama
Financials – 0.3%
Banco de Credito del Peru 2.250%, 10–25–19 (C)		500	501
Banco Latinoamericano de Comercio Exterior S.A. 3.250%, 5–7–20 (C)		1,000	1,025

			1,526

Total Panama – 0.3%			$1,526
Peru
Energy – 0.0%
Transportadora de Gas del Peru S.A. 4.250%, 4–30–28 (C)		200	208

Financials – 0.2%
BBVA Banco Continental S.A. 3.250%, 4–8–18 (C)		500	505
Corporacion Financiera de Desarrollo S.A. 5.250%, 7–15–29		200	209

			714

Total Peru – 0.2%			$922
Qatar
Energy – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 9–30–20 (C)		861	890

Total Qatar – 0.2%			$890
Singapore
Financials – 0.1%
DBS Bank Ltd. 3.625%, 9–21–22 (C)(D)		750	752

Total Singapore – 0.1%			$752
South Korea
Financials – 0.3%
Kookmin Bank 2.125%, 10–21–20 (C)		750	742
Woori Bank 2.625%, 7–20–21 (C)		750	746

			1,488

Telecommunication Services – 0.1%
SK Broadband Co. Ltd. 2.875%, 10–29–18		500	503

Total South Korea – 0.4%			$1,991
Spain
Financials – 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 9.000%, 5–29–49		2,000	2,090

Utilities – 0.1%
Abengoa Yield plc 7.000%, 11–15–19 (C)		679	720

Total Spain – 0.5%			$2,810
Turkey
Financials – 0.1%
Turkiye Is Bankasi A.S. 5.500%, 4–21–22		200	201
Turkiye Vakiflar Bankasi T.A.O. 5.500%, 10–27–21		200	200

			401

Total Turkey – 0.1%			$401
United Arab Emirates
Financials – 0.1%
ICICI Bank Ltd. 4.700%, 2–21–18 (C)		750	762

Utilities – 0.1%
Abu Dhabi National Energy Co. 2.500%, 1–12–18 (C)		500	500

Total United Arab Emirates – 0.2%			$1,262
United Kingdom
Consumer Discretionary – 0.1%
Stonegate Public Co. Financing plc 4.875%, 3–15–22 (E)	GBP	300	398

Consumer Staples – 0.4%
BAT International Finance plc 1.850%, 6–15–18 (C)		$750	750
Iceland Bondco plc 6.750%, 7–15–24 (E)	GBP	100	142
Imperial Tobacco Finance plc 3.750%, 7–21–22 (C)		$1,500	1,562

			2,454

Energy – 0.2%
KCA Deutag UK Finance plc:
7.250%, 5–15–21 (C)		1,000	885
9.875%, 4–1–22 (C)		440	427

			1,312

Financials – 0.9%
Arrow Global Finance plc:
5.125%, 9–15–24 (E)	GBP	150	202
5.125%, 9–15–24 (C)(E)		101	136
Barclays plc 8.250%, 12–29–49		$1,300	1,378
Industrial and Commercial Bank of China Ltd. 2.250%, 12–21–18		350	350
Legal & General Group plc 5.500%, 6–27–64 (E)	GBP	100	140
Pension Insurance Corp. plc 8.000%, 11–23–26 (E)		196	292
Scottish Widows Ltd. 5.500%, 6–16–23 (E)		100	146
State Bank of India 3.250%, 4–18–18 (C)		$1,750	1,765

			4,409

Real Estate – 0.0%
Keystone Financing plc 9.500%, 10–15–19 (E)	GBP	81	110

Telecommunication Services – 0.0%
Virgin Media Secured Finance plc 5.500%, 8–15–26 (C)		$46	48

Total United Kingdom – 1.6%			$8,731
United States
Consumer Discretionary – 8.0%
Acosta, Inc. 7.750%, 10–1–22 (C)		1,013	767
Allison Transmission, Inc. 5.000%, 10–1–24 (C)		178	182
Altice U.S. Finance I Corp. 5.500%, 5–15–26 (C)		660	693
Altice U.S. Finance II Corp. 7.750%, 7–15–25 (C)		853	943
AMC Entertainment Holdings, Inc.:
6.375%, 11–15–24 (E)	GBP	150	209
5.875%, 11–15–26 (C)		$142	148
6.125%, 5–15–27 (C)		145	153
AMC Entertainment, Inc. 5.750%, 6–15–25		834	867
Block Communications, Inc. 6.875%, 2–15–25 (C)		114	122
Bon-Ton Stores, Inc. (The) 8.000%, 6–15–21		782	315
Cablevision Systems Corp.:
7.750%, 4–15–18		125	130
5.875%, 9–15–22		505	531
Carlson Travel, Inc. 6.750%, 12–15–23 (C)		495	504
CCO Holdings LLC and CCO Holdings Capital Corp. 5.500%, 5–1–26 (C)		2,700	2,866
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC 5.375%, 4–15–27 (C)		216	229
Cinemark USA, Inc.:
5.125%, 12–15–22		153	158
4.875%, 6–1–23		1,035	1,058
Clear Channel Outdoor Holdings, Inc. 6.500%, 11–15–22		1,985	2,036
Clear Channel Worldwide Holdings, Inc., Series A 7.625%, 3–15–20		227	224
Clear Channel Worldwide Holdings, Inc., Series B 7.625%, 3–15–20		1,925	1,915
Cumberland Farms, Inc. 6.750%, 5–1–25 (C)		357	376
Cumulus Media, Inc. 7.750%, 5–1–19		200	55
DISH DBS Corp.:
6.750%, 6–1–21		450	500
5.875%, 7–15–22		1,000	1,075
5.875%, 11–15–24		135	144
7.750%, 7–1–26		449	532
E.W. Scripps Co. 5.125%, 5–15–25 (C)		66	68
EMI Music Publishing Group North America Holdings 7.625%, 6–15–24 (C)		244	271
Goodyear Tire & Rubber Co. (The) 4.875%, 3–15–27		753	764
Gray Television, Inc.:
5.125%, 10–15–24 (C)		336	339
5.875%, 7–15–26 (C)		188	192
Group 1 Automotive, Inc. 5.000%, 6–1–22		200	203
Hanesbrands, Inc. 4.875%, 5–15–26 (C)		250	254
Hot Topic, Inc. 9.250%, 6–15–21 (C)		1,750	1,680
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK) 9.750%, 10–15–19 (C)(F)		3,097	3,050
Jo-Ann Stores, Inc. 8.125%, 3–15–19 (C)		418	418
Lamar Media Corp. 5.375%, 1–15–24		250	261
Laureate Education, Inc.:
10.000%, 9–1–19		264	343
8.250%, 5–1–25 (C)		3,838	4,116
Lennar Corp. 4.500%, 4–30–24		650	672
MDC Partners, Inc. 6.500%, 5–1–24 (C)		877	875
Neptune Finco Corp.:
10.125%, 1–15–23 (C)		1,728	2,004
10.875%, 10–15–25 (C)		848	1,021
6.625%, 10–15–25 (C)		225	248
Nexstar Escrow Corp. 5.625%, 8–1–24 (C)		310	314

Nielsen Finance LLC and Nielsen Finance Co. 5.000%, 4–15–22 (C)	700	726
Outfront Media Capital LLC and Outfront Media Capital Corp. 5.625%, 2–15–24	400	418
Penske Automotive Group, Inc. 5.500%, 5–15–26	153	152
PetSmart, Inc.:
8.875%, 6–1–25 (C)	450	416
5.875%, 6–1–25 (C)	182	175
Radio One, Inc. (GTD by TV One LLC) 7.375%, 4–15–22 (C)	516	534
Restoration Hardware Holdings, Inc., Convertible:
—%, 6–15–19 (C)(H)	468	426
—%, 7–15–20 (C)(H)	435	370
Sinclair Television Group, Inc.:
5.875%, 3–15–26 (C)	275	281
5.125%, 2–15–27 (C)	200	194
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (C)	1,650	1,697
6.000%, 7–15–24 (C)	1,450	1,541
Sonic Automotive, Inc. 5.000%, 5–15–23	815	776
Univision Communications, Inc. 5.125%, 2–15–25 (C)	250	248
WaveDivision Escrow LLC and WaveDivision Escrow Corp. 8.125%, 9–1–20 (C)	1,155	1,196
WideOpenWest Finance LLC and WideOpenWest Capital Corp. 10.250%, 7–15–19	230	237
WMG Acquisition Corp. 6.750%, 4–15–22 (C)	975	1,025

		44,237

Consumer Staples – 2.5%
Anheuser-Busch InBev S.A./N.V. 2.650%, 2–1–21	1,500	1,520
Bumble Bee Foods LLC (9.625% Cash or 10.375% PIK) 9.625%, 3–15–18 (C)(F)	430	424
Bunge Ltd. Finance Corp. 3.500%, 11–24–20	3,795	3,890
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (C)	641	601
5.750%, 6–15–25 (C)	969	911
Lamb Weston Holdings, Inc. 4.875%, 11–1–26 (C)	490	508
Performance Food Group, Inc. 5.500%, 6–1–24 (C)	576	595
Philip Morris International, Inc. 1.375%, 2–25–19	1,000	994
Post Holdings, Inc.:
5.500%, 3–1–25 (C)	146	151
8.000%, 7–15–25 (C)	240	272
5.000%, 8–15–26 (C)	289	288
5.750%, 3–1–27 (C)	146	150
Prestige Brands, Inc. 5.375%, 12–15–21 (C)	450	464
Revlon Consumer Products Corp. 5.750%, 2–15–21	212	195
Revlon Escrow Corp. 6.250%, 8–1–24	135	117
Simmons Foods, Inc. 7.875%, 10–1–21 (C)	1,710	1,817
U.S. Foods, Inc. 5.875%, 6–15–24 (C)	351	364

		13,261

Energy – 2.0%
Access Midstream Partners L.P. 4.875%, 5–15–23	144	149
Brand Energy & Infrastructure Services, Inc. 8.500%, 7–15–25 (C)	1,023	1,058
Calfrac Holdings L.P. (GTD by Calfrac Well Services Ltd.) 7.500%, 12–1–20 (C)	400	344
California Resources Corp. 8.000%, 12–15–22 (C)	141	89
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24 (C)	333	339
6.125%, 10–1–24	300	305
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC) 5.000%, 9–15–22	707	694
Crownrock L.P. 7.750%, 2–15–23 (C)	350	369
Diamondback Energy, Inc. 4.750%, 11–1–24 (C)	510	507

Endeavor Energy Resources L.P.:
7.000%, 8–15–21 (C)	2,085	2,159
8.125%, 9–15–23 (C)	500	528
Gulfport Energy Corp.:
6.625%, 5–1–23	200	201
6.000%, 10–15–24 (C)	150	146
Laredo Petroleum, Inc.:
7.375%, 5–1–22	1,435	1,449
6.250%, 3–15–23	185	184
Murphy Oil USA, Inc. (GTD by Murphy USA) 5.625%, 5–1–27	66	69
Newfield Exploration Co. 5.625%, 7–1–24	150	156
ONEOK, Inc. 7.500%, 9–1–23	150	179
PDC Energy, Inc. 6.125%, 9–15–24 (C)	55	56
Reliance Holding USA, Inc. 4.500%, 10–19–20 (C)	500	527
Rowan Cos., Inc. (GTD by Rowan plc) 7.375%, 6–15–25	102	95
SESI LLC 7.125%, 12–15–21	196	187
Ultra Resources, Inc.:
6.875%, 4–15–22 (C)	367	364
7.125%, 4–15–25 (C)	108	107
Whiting Petroleum Corp. 5.750%, 3–15–21	293	275

		10,536

Financials – 5.6%
Australia and New Zealand Banking Group Ltd.:
2.000%, 11–16–18	500	501
2.250%, 6–13–19	1,500	1,512
Balboa Merger Sub, Inc. 11.375%, 12–1–21 (C)	1,310	1,444
Bank of America Corp. 6.875%, 11–15–18	1,700	1,811
BBVA Bancomer S.A. 6.500%, 3–10–21 (C)	1,100	1,211
CEMEX Finance LLC 9.375%, 10–12–22 (C)	2,500	2,655
CURO Financial Technologies Corp. 12.000%, 3–1–22 (C)	202	212
Daimler Finance North America LLC 1.375%, 8–1–17 (C)	500	500
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
3.480%, 6–1–19 (C)	500	512
5.875%, 6–15–21 (C)	80	84
5.450%, 6–15–23 (C)	54	59
7.125%, 6–15–24 (C)	80	88
6.020%, 6–15–26 (C)	108	119
E*TRADE Financial Corp. 5.875%, 12–29–49	93	99
Flexi-Van Leasing, Inc. 7.875%, 8–15–18 (C)	622	616
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.) 2.400%, 5–9–19	1,000	1,003
HSBC USA, Inc.:
1.625%, 1–16–18	750	750
2.750%, 8–7–20	1,000	1,016
Hub International Ltd. 7.875%, 10–1–21 (C)	500	521
Hyundai Capital America 2.000%, 3–19–18 (C)	500	500
KeyBank N.A. 2.500%, 12–15–19	1,000	1,010
MetLife, Inc. 10.750%, 8–1–39	150	250
National Australia Bank Ltd. 2.000%, 1–14–19	1,500	1,503
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK) 10.625%, 5–1–19 (C)(F)	2,861	2,518
NFP Corp. 6.875%, 7–15–25 (C)	1,621	1,637
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. 6.750%, 6–15–22 (C)	186	192
Patriot Merger Corp. 9.000%, 7–15–21 (C)	2,515	2,639
Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6–15–25 (C)	656	672
Quicken Loans, Inc. 5.750%, 5–1–25 (C)	1,170	1,208
TMX Finance LLC and TitleMax Finance Corp. 8.500%, 9–15–18 (C)	2,790	2,650
USIS Merger Sub, Inc. 6.875%, 5–1–25 (C)	293	298
Wells Fargo & Co. 7.980%, 3–29–49	1,350	1,407

		31,197

Health Care – 1.6%
DaVita HealthCare Partners, Inc. 5.125%, 7–15–24	100	102
Fresenius U.S. Finance II, Inc. 4.250%, 2–1–21 (C)	600	627

Greatbatch Ltd. 9.125%, 11–1–23 (C)		1,022	1,088
HCA, Inc. (GTD by HCA Holdings, Inc.) 5.250%, 6–15–26		115	124
IMS Health, Inc. 5.000%, 10–15–26 (C)		200	206
Jaguar Holding Co. II and Pharmaceutical Product Development LLC 6.375%, 8–1–23 (C)		500	527
Kinetic Concepts, Inc. and KCI USA, Inc. 12.500%, 11–1–21 (C)		112	126
MPH Acquisition Holdings LLC 7.125%, 6–1–24 (C)		482	514
Surgery Center Holdings, Inc. 8.875%, 4–15–21 (C)		1,382	1,497
Tenet Healthcare Corp.:
6.750%, 2–1–20		1,175	1,222
7.500%, 1–1–22 (C)		59	64
8.125%, 4–1–22		1,000	1,063
Universal Hospital Services, Inc. 7.625%, 8–15–20		1,437	1,460
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20		399	393
5.500%, 3–1–23 (C)		26	22

			9,035

Industrials – 2.3%
AECOM 5.125%, 3–15–27 (C)		660	662
Ahern Rentals, Inc. 7.375%, 5–15–23 (C)		649	532
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (C)		750	808
2.850%, 12–15–20 (C)		344	349
Belden, Inc. 3.375%, 7–15–27 (C)(E)	EUR	250	285
Eagle Holding Co. II LLC (7.625% Cash or 8.375% PIK) 7.625%, 5–15–22 (C)(F)		$361	371
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC 6.750%, 5–1–19 (C)		740	759
HD Supply, Inc. 5.750%, 4–15–24 (C)		259	275
KLX, Inc. 5.875%, 12–1–22 (C)		740	777
Lockheed Martin Corp. 2.500%, 11–23–20		1,695	1,717
Masco Corp. 4.375%, 4–1–26		133	142
Ply Gem Industries, Inc. 6.500%, 2–1–22		500	525
Prime Security Services Borrower LLC 9.250%, 5–15–23 (C)		2,088	2,269
Standard Industries, Inc. 5.500%, 2–15–23 (C)		189	199
Summit Materials LLC and Summit Materials Finance Corp.:
8.500%, 4–15–22		134	151
6.125%, 7–15–23		172	180
TransDigm, Inc. 6.500%, 5–15–25		215	219
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22		450	464
6.500%, 7–15–24		1,372	1,417
6.375%, 6–15–26		287	291
United Rentals (North America), Inc. (GTD by United Rentals, Inc.) 5.875%, 9–15–26		151	161
WESCO Distribution, Inc. (GTD by WESCO International, Inc.) 5.375%, 6–15–24		114	119
XPO Logistics, Inc.:
6.500%, 6–15–22 (C)		329	346
6.125%, 9–1–23 (C)		91	95

			13,113

Information Technology – 2.7%
Alliance Data Systems Corp.:
6.375%, 4–1–20 (C)		235	238
5.875%, 11–1–21 (C)		207	214
5.375%, 8–1–22 (C)		1,444	1,458
Cardtronics, Inc. and Cardtronics USA, Inc. 5.500%, 5–1–25 (C)		483	497
Ensemble S Merger Sub, Inc. 9.000%, 9–30–23 (C)		170	177
Infor (U.S.), Inc. 5.750%, 5–15–22 (E)	EUR	100	118
Italics Merger Sub, Inc. 7.125%, 7–15–23 (C)		$2,231	2,271
j2 Cloud Services LLC and j2 Global, Inc. 6.000%, 7–15–25 (C)		270	278
JDA Escrow LLC and JDA Bond Finance, Inc. 7.375%, 10–15–24 (C)		189	197
L-3 Communications Corp. 5.200%, 10–15–19		1,250	1,334
Micron Technology, Inc.:
5.875%, 2–15–22		1,090	1,140
7.500%, 9–15–23		300	336

5.500%, 2–1–25	132	139
NCR Escrow Corp.:
5.875%, 12–15–21	1,065	1,108
6.375%, 12–15–23	965	1,035
Orbcomm, Inc. 8.000%, 4–1–24 (C)	406	425
Riverbed Technolgy, Inc. and Project Homestake Merger Corp. 8.875%, 3–1–23 (C)	548	557
Symantec Corp. 5.000%, 4–15–25 (C)	650	680
West Corp. 5.375%, 7–15–22 (C)	1,273	1,286
Western Digital Corp.:
7.375%, 4–1–23 (C)	656	721
10.500%, 4–1–24	539	636

		14,845

Materials – 1.4%
BakerCorp International, Inc. 8.250%, 6–1–19	1,440	1,249
Coveris Holdings S.A. 7.875%, 11–1–19 (C)	300	296
Eagle Materials, Inc. 4.500%, 8–1–26	52	53
Flex Acquisition Co., Inc. 6.875%, 1–15–25 (C)	130	135
Hillman Group, Inc. (The) 6.375%, 7–15–22 (C)	1,470	1,411
Kaiser Aluminum Corp. 5.875%, 5–15–24	141	148
Kraton Polymers LLC and Kraton Polymers Capital Corp. 7.000%, 4–15–25 (C)	210	220
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (C)	447	470
5.875%, 9–30–26 (C)	137	141
Pinnacle Operating Corp. 9.000%, 5–15–23 (C)	560	532
PSPC Escrow Corp. 6.500%, 2–1–22 (C)	343	354
PSPC Escrow II Corp. 10.375%, 5–1–21 (C)	1,352	1,496
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A. 5.125%, 7–15–23 (C)	536	556
Signode Industrial Group 6.375%, 5–1–22 (C)	625	653
TPC Group, Inc. 8.750%, 12–15–20 (C)	88	79
U.S. Steel Corp. 8.375%, 7–1–21 (C)	72	79
Valvoline Finco Two LLC 5.500%, 7–15–24 (C)	150	159

		8,031

Real Estate – 0.3%
Hub Holdings LLC and Hub Holdings Finance, Inc. (8.125% Cash or 8.875% PIK) 8.125%, 7–15–19 (C)(F)	510	511
iStar Financial, Inc. 4.875%, 7–1–18	500	503
iStar Financial, Inc., Convertible:
5.000%, 7–1–19	210	212
6.500%, 7–1–21	125	131
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.) 5.250%, 8–1–26	63	65

		1,422

Telecommunication Services – 3.3%
American Tower Corp. 3.400%, 2–15–19	600	613
AT&T, Inc. 2.300%, 3–11–19	1,500	1,509
CommScope Technologies LLC (GTD by CommScope, Inc.) 5.000%, 3–15–27 (C)	430	429
Consolidated Communications Finance II Co. 6.500%, 10–1–22	372	370
Frontier Communications Corp.:
9.250%, 7–1–21	300	294
6.250%, 9–15–21	800	714
10.500%, 9–15–22	2,231	2,128
6.875%, 1–15–25	425	335
11.000%, 9–15–25	1,142	1,059
GCI, Inc. 6.875%, 4–15–25	1,075	1,162
GTT Escrow Corp. 7.875%, 12–31–24 (C)	263	281
Level 3 Communications, Inc. 5.750%, 12–1–22	500	519
Level 3 Escrow II, Inc. 5.375%, 8–15–22	709	730
Sprint Corp.:
7.250%, 9–15–21	2,137	2,376
7.875%, 9–15–23	786	904
7.125%, 6–15–24	500	556

Sprint Nextel Corp.:
9.000%, 11–15–18 (C)		56	61
7.000%, 8–15–20		242	266
11.500%, 11–15–21		126	161
T-Mobile USA, Inc.:
6.000%, 4–15–24		514	550
6.500%, 1–15–26		618	682
Verizon Communications, Inc. 3.500%, 11–1–21		1,500	1,551
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23		86	91
5.750%, 1–15–27 (C)		149	156

			17,497

Utilities – 0.6%
Great Plains Energy, Inc. 4.850%, 6–1–21		1,500	1,599
Pattern Energy Group, Inc., Convertible 4.000%, 7–15–20		260	274
PSEG Power LLC (GTD by Nuclear, Fossil and ER&T) 2.450%, 11–15–18		1,250	1,254
Sempra Energy 2.850%, 11–15–20		500	507

			3,634

Total United States – 30.3%			$166,808

TOTAL CORPORATE DEBT SECURITIES – 54.8%			$301,970
(Cost: $296,580)

MORTGAGE-BACKED SECURITIES
United States – 0.9%
Great Wolf Trust, Commercial Mortgage Pass-Through Certificates, Series 2015-WFMZ, Class M (1-Month U.S. LIBOR plus 698.8 bps) 7.977%, 5–15–32 (C)(D)		390	399
Madison Park Funding Ltd., Series 2012-10A, Class ER (3-Month U.S. LIBOR plus 762 bps) 8.776%, 1–20–29 (C)(D)		675	685
Marlette Funding Trust, Series 2017-2A, Class C 4.580%, 7–15–24 (C)(I)		450	449
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps) 5.132%, 11–12–25 (C)(D)		800	801
PNMAC GMSR Issuer Trust, Series 2017-GT1 (1-Month U.S. LIBOR plus 475 bps) 5.966%, 2–25–50 (C)(D)		1,000	1,016
U.S. Capital Funding V Ltd. and U.S. Capital Funding V Corp., Ser 2006, Class A-2 (3-Month U.S. LIBOR plus 38 bps) 1.535%, 10–10–40 (C)(D)		500	293
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps) 6.489%, 6–15–29 (C)(D)		1,500	1,504

			5,147

TOTAL MORTGAGE-BACKED SECURITIES – 0.9%			$5,147
(Cost: $5,078)

OTHER GOVERNMENT SECURITIES (J)
Argentina – 1.0%
Aeropuertos Argentina 2000 S.A. 6.875%, 2–1–27 (C)		625	647
Republic of Argentina 6.875%, 4–22–21		4,500	4,822

			5,469

Brazil – 1.6%
Banco Nacional de Desenvolvimento Economico e Social 4.750%, 5–9–24 (C)		1,900	1,857
Federative Republic of Brazil 4.875%, 1–22–21		6,800	7,126

			8,983

Columbia – 0.5%
Republic of Colombia 4.375%, 7–12–21		2,800	2,979

Indonesia – 1.1%
Republic of Indonesia 3.750%, 4–25–22 (C)		6,000	6,163

Luxembourg – 0.4%
Amigo Luxembourg S.A. 7.625%, 1–15–24 (C)(E)	GBP	300	406
Rumo Luxembourg S.a.r.l. 7.375%, 2–9–24 (C)		$1,750	1,797

			2,203

Mexico – 0.5%
United Mexican States 3.625%, 3–15–22		2,550	2,644

Norway – 0.0%
Kommunal Landspensjonskasse 4.250%, 6–10–45 (E)	EUR	141	178

Poland – 1.2%
Republic of Poland 5.125%, 4–21–21		$6,000	6,608

Qatar – 0.7%
Qatar Government Bond 2.375%, 6–2–21 (C)		4,000	3,902

Saudi Arabia – 0.3%
Saudi Arabia Government Bond 2.375%, 10–26–21 (C)		1,500	1,476

South Africa – 0.4%
Republic of South Africa 5.500%, 3–9–20		2,000	2,120

South Korea – 0.1%
Korea Development Bank (The) 1.500%, 1–22–18		500	499

Turkey – 0.4%
Turkey Government Bond 5.125%, 3–25–22		2,000	2,076

United States – 0.2%
Republic of Argentina 5.625%, 1–26–22		1,000	1,024

Venezuela – 0.3%
Corporacion Andina de Fomento 2.000%, 5–10–19		1,500	1,504

TOTAL OTHER GOVERNMENT SECURITIES – 8.7%			$47,828
(Cost: $47,909)

LOANS(D)
Canada
Consumer Discretionary – 0.1%
DHX Media Ltd. —%, 12–22–23 (K)		$250	251
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps) 5.046%, 2–22–23		139	140

			391

Industrials – 0.0%
Garda World Security Corp. —%, 5–3–24 (K)		21	22
Garda World Security Corp. (ICE LIBOR plus 400 bps) 5.226%, 5–3–24		171	172

			194

Total Canada – 0.1%			$585
			585

Euro
Financials – 0.1%
Jade Germany GmbH —%, 5–31–23 (E)(K)	EUR	489	567

Health Care – 0.1%
Ethypharm (3-Month EURIBOR plus 350 bps) 3.500%, 7–21–23 (E)		280	322

Total Euro – 0.2%			$889
			889

France
Health Care – 0.2%
Ceva Sante Animale (3-Month EURIBOR plus 300 bps) 3.000%, 6–30–21 (E)		436	502
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps) 3.500%, 5–26–24 (E)		500	576

			1,078

Total France – 0.2%			$1,078
			1,078

Germany
Consumer Staples – 0.1%
Douglas Holding AG —%, 8–13–22 (E)(K)		500	574

Total Germany – 0.1%			$574
Netherlands
Consumer Discretionary – 0.2%
International Park Holdings B.V. (3-Month EURIBOR plus 350 bps) 3.500%, 6–8–24 (E)		1,000	1,154

Financials – 0.1%
Fugue Finance B.V.
—%, 6–26–24 (E)(K)		500		577

Materials – 0.1%
Caldic B.V.
—%, 6–28–24 (K)		500		575

Total Netherlands – 0.4%				$2,306
				2,306

Saint Lucia
Telecommunication Services – 0.0%
Digicel International Finance Ltd. (ICE LIBOR plus 375 bps) 4.940%, 5–10–24		$225		226

Total Saint Lucia – 0.0%				$226
Sweden
Industrials – 0.1%
Verisure Holding AB (3-Month EURIBOR plus 300 bps) 3.500%, 10–10–22 (E)	EUR	260		298

Total Sweden – 0.1%				$298
United Kingdom
Consumer Discretionary – 0.3%
Belmond Interfin Ltd.
—%, 7–3–24 (K)		500		575
Eagle Bidco Ltd.
—%, 5–6–22 (E)(K)	GBP	500		653
Euro Garages (GBP ICE LIBOR plus 500 bps) 5.000%, 1–31–23 (E)		235		309

				1,537

Energy – 0.1%
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps) 6.922%, 5–16–20		$516		463
KCA Deutag Alpha Ltd. (ICE LIBOR plus 575 bps) 6.760%, 5–16–20		—	*	—	*

				463

Real Estate – 0.1%
Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps) 4.052%, 2–9–24 (E)	GBP	400		528

Total United Kingdom – 0.5%				$2,528
				2,528

United States
Consumer Discretionary – 5.0%
Academy Sports + Outdoors
—%, 7–2–22 (K)		$159		123
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.220%, 7–2–22		293		227
5.172%, 7–2–22		410		317
Academy Sports + Outdoors (ICE LIBOR plus 500 bps) 5.226%, 7–2–22		122		94
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps) 7.796%, 7–25–22 (I)		600		573
American Residential Services LLC (ICE LIBOR plus450 bps) 5.226%, 6–30–21		283		283
Asurion LLC (ICE LIBOR plus 300 bps) 4.045%, 11–3–23		279		280
Asurion LLC (ICE LIBOR plus 750 bps) 8.726%, 3–3–21		260		261
Beasley Broadcast Group, Inc. (ICE LIBOR plus 600 bps) 7.226%, 11–1–23		126		127
Belk, Inc. (ICE LIBOR plus 475 bps) 5.905%, 12–10–22		2,207		1,872
BJ’s Wholesale Club, Inc.
—%, 2–3–24 (K)		528		511
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps) 4.968%, 2–3–24		1,250		1,210
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps) 8.710%, 1–26–25		1,395		1,347

Bre Diamond Mezz 1 LLC and Bre Diamond Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps) 7.659%, 12–8–17		2,117		2,138
Bureau Van Dijk Electronic Publishing B.V. (ICE LIBOR plus 425 bps) 4.502%, 9–23–21 (E)	GBP	580		758
Caliber Collision Centers, Inc.
—%, 2–1–24 (K)		$20		20
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps) 4.226%, 2–1–24		195		195
CBS Radio, Inc. (ICE LIBOR plus 350 bps) 4.716%, 10–17–23		135		135
Charter Communicatons, Inc. (ICE LIBOR plus 200 bps) 3.230%, 1–15–22		267		267
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 635 bps) 7.509%, 11–9–18		1,100		1,109
CSC Holdings LLC (ICE LIBOR plus 225 bps) 3.459%, 7–15–25		215		213
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps) 3.250%, 4–18–24 (E)	EUR	250		288
Equinox Holdings, Inc. (ICE LIBOR plus 325 bps) 4.476%, 3–2–24		$214		215
Everi Payments, Inc. (ICE LIBOR plus 450 bps) 5.754%, 5–1–24		225		226
Extended Stay America, Inc. and ESH Hopitality, Inc. (ICE LIBOR plus 300 bps) 3.726%, 8–30–23		149		149
Hotel del Coronado (1-Month U.S. LIBOR plus 600 bps) 7.159%, 12–9–17		540		544
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps) 7.659%, 2–9–20		1,300		1,315
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps) 5.450%, 6–23–23		254		250
Jo-Ann Stores, Inc.
—%, 10–21–23 (K)		368		366
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps) 6.391%, 10–21–23		393		390
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps) 5.793%, 8–26–22		850		857
KIK Custom Products, Inc. (ICE LIBOR plus 475 bps) 5.546%, 11–19–21		328		328
Laureate Education, Inc. (ICE LIBOR plus 450 bps) 5.726%, 4–26–24		3,028		3,041
Learfield Communications, Inc. (ICE LIBOR plus 325 bps) 4.480%, 12–1–23		149		150
Leslie’s Poolmart, Inc. (ICE LIBOR plus 425 bps) 4.871%, 8–16–23		199		199
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 425 bps) 5.004%, 8–21–21		374		375
Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 300 bps):
7.250%, 1–17–24		—	*	—	*
4.238%, 1–17–24		19		19
4.238%, 1–17–24		196		197
NPC International, Inc.
—%, 4–18–25 (K)		148		149
NPC International, Inc. (ICE LIBOR plus 350 bps) 4.716%, 4–20–24		149		150
NPC International, Inc. (ICE LIBOR plus 750 bps) 8.716%, 4–18–25		468		473
Penn National Gaming, Inc. (ICE LIBOR plus 250 bps) 3.726%, 1–19–24		219		220
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps) 4.172%, 1–26–23		263		237
PNK Entertainment, Inc. (ICE LIBOR plus 300 bps) 4.230%, 4–28–23		17		17
Scientific Games Corp. (ICE LIBOR plus 400 bps):
5.226%, 10–1–21		45		45
5.076%, 10–1–21		165		166
SeaWorld Entertainment, Inc.
—%, 5–14–20 (K)		331		330
Serta Simmons Bedding LLC (ICE LIBOR plus 350 bps):
4.679%, 11–8–23		52		52
4.560%, 11–8–23		188		187
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps) 9.179%, 11–8–24		1,391		1,385

Talbots, Inc. (The) (ICE LIBOR plus 450 bps) 5.726%, 3–19–20	733		684
Talbots, Inc. (The) (ICE LIBOR plus 850 bps) 9.726%, 3–19–21	600		513
Travel Leaders Group LLC (ICE LIBOR plus 525 bps) 6.476%, 1–19–24	271		272
True Religion Apparel, Inc. (ICE LIBOR plus 487.5 bps):
6.101%, 7–30–19	1		—	*
6.171%, 7–30–19	521		112

			25,961

Consumer Staples – 0.3%
Albertsons Cos. LLC (ICE LIBOR plus 325 bps) 4.450%, 6–23–23	172		170
Chefs’ Warehouse, Inc. (The) (ICE LIBOR plus 575 bps) 6.980%, 6–22–22	444		449
Constellation Brands, Inc. (ICE LIBOR plus 375 bps) 5.000%, 12–16–23	149		150
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.296%, 4–6–24	11		11
4.150%, 4–6–24	34		34
4.150%, 4–6–24	34		34
4.238%, 4–6–24	34		34
4.179%, 4–6–24	34		34
4.076%, 4–6–24	34		34
4.076%, 4–6–24	34		34
Post Holdings, Inc.
—%, 5–24–24 (K)	102		102
Post Holdings, Inc. (ICE LIBOR plus 225 bps) 3.470%, 5–24–24	123		123
Prestige Brands, Inc. (ICE LIBOR plus 275 bps) 3.976%, 1–26–24	201		201
Revlon Consumer Products Corp. (ICE LIBOR plus 350 bps) 4.726%, 9–7–23	318		296
Shearer’s Foods LLC (ICE LIBOR plus 675 bps) 8.046%, 6–30–22 (I)	500		483
Wellness Merger Sub, Inc.
—%, 6–29–24 (I)(K)	250		248

			2,437

Energy – 1.3%
Bowie Resources Holdings LLC:
—%, 8–12–20 (K)	1,370		1,314
—%, 2–16–21 (K)	327		301
Brand Energy & Infrastructure Services, Inc. (ICE LIBOR plus 425 bps):
5.464%, 6–21–24	166		165
5.496%, 6–21–24	873		872
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps) 8.686%, 8–23–21	1,302		1,376
Foresight Energy LLC (ICE LIBOR plus 725 bps) 6.795%, 3–28–22	1,762		1,675
Westmoreland Coal Co. (ICE LIBOR plus 650 bps) 7.796%, 12–16–20	992		876

			6,579

Financials – 0.9%
Alliant Holdings Intermediate LLC (ICE LIBOR plus325 bps) 4.417%, 8–14–22	30		30
AqGen Island Intermediate Holdings, Inc. (ICE LIBOR plus 400 bps) 5.296%, 12–3–22	328		331
ASP Henry Merger Sub, Inc. (ICE LIBOR plus 450 bps) 5.726%, 9–30–23	149		151
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC (1-Month U.S. LIBOR plus 700 bps) 7.909%, 5–24–18	841		846
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps) 5.640%, 4–29–23	530		544
Camelot Finance L.P. (ICE LIBOR plus 350 bps) 4.726%, 10–3–23	99		100
Commerce Merger Sub, Inc.
—%, 6–22–24 (K)	—	*	—
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps) 6.796%, 8–31–23	220		221

Dubai World Group (2.000% Cash or 3.750% PIK):
—%, 9–30–22 (F)(K)		84		76
2.000%, 9–30–22 (F)		84		76
Edelman Financial Center LLC (ICE LIBOR plus 550 bps) 6.658%, 12–16–22		275		276
Helix Gen Funding LLC (ICE LIBOR plus 375 bps) 4.960%, 6–2–24		206		207
Institutional Shareholder Services, Inc. (ICE LIBOR plus 450 bps) 5.721%, 4–30–21 (I)		578		578
MA FinanceCo. LLC (ICE LIBOR plus 275 bps) 3.964%, 4–21–24		38		38
NFP Corp.
—%, 1–8–24 (K)		183		184
NFP Corp. (ICE LIBOR plus 350 bps) 4.796%, 1–8–24		168		168
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc.
—%, 12–2–21 (K)		199		200
TKC Holdings, Inc. (ICE LIBOR plus 375 bps) 5.376%, 2–1–23		47		47
TransUnion (ICE LIBOR plus 275 bps) 3.726%, 4–9–21		139		140
Vertiv Intermediate Holding Corp. (ICE LIBOR plus 400 bps) 5.226%, 11–30–23		218		218
Ziggo Secured Finance B.V. (ICE LIBOR plus 250 bps) 3.659%, 4–27–25		215		214

				4,645

Health Care – 1.0%
Avantor Performance Materials Holdings, Inc. (ICE LIBOR plus 400 bps) 5.230%, 3–9–24		214		215
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps) 5.375%, 10–20–23		149		146
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps) 5.500%, 4–27–24		337		340
eResearch Technology, Inc. (ICE LIBOR plus 500 bps) 6.170%, 5–3–23		630		634
Ethypharm
—%, 7–21–23 (E)(K)	GBP	500		659
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps) 4.476%, 7–27–23		$248		249
inVentiv Group Holdings, Inc.
—%, 6–26–24 (K)		250		250
Lantheus Medical Imaging, Inc. (ICE LIBOR plus 450 bps) 5.726%, 6–30–22		214		215
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps) 5.976%, 8–28–22 (I)		250		244
Pharmaceutical Product Development, Inc. (ICE LIBOR plus 275 bps):
3.976%, 8–18–22		117		117
4.046%, 8–18–22		131		131
QuintilesIMS, Inc. (3-Month EURIBOR plus 200 bps):
2.750%, 3–6–24 (E)	EUR	104		120
2.750%, 3–6–24 (E)		83		96
2.750%, 3–6–24 (E)		61		71
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps) 8.459%, 10–11–18		$1,250		1,269
Schumacher Group (ICE LIBOR plus 400 bps) 5.226%, 7–31–22		285		285
Select Medical Corp. (ICE LIBOR plus 350 bps):
6.500%, 3–6–24		—	*	—	*
4.650%, 3–6–24		219		221
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps) 3.976%, 2–6–24		150		149
Valeant Pharmaceuticals International, Inc. (ICE LIBOR plus 475 bps) 5.830%, 4–1–22		119		120

				5,531

Industrials – 1.5%
Air Canada (ICE LIBOR plus 225 bps) 3.460%, 10–6–23	270		271
Arctic Glacier USA, Inc. (ICE LIBOR plus 425 bps) 5.476%, 3–20–24	214		217
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps) 4.476%, 7–31–22	446		444
Carrix, Inc. (1-Month U.S. LIBOR plus 350 bps) 5.730%, 1–7–19	220		217
Casella Waste Systems, Inc. (ICE LIBOR plus 275 bps) 3.959%, 10–17–23	149		150
Cast & Crew Payroll LLC (ICE LIBOR plus 350 bps) 4.800%, 8–3–22	375		376
Clark Equipment Co. (GTD by Doosan Bobcat, Inc.) (ICE LIBOR plus 275 bps) 3.929%, 5–11–24	225		226
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps) 4.172%, 11–22–20	279		252
Dynacast International LLC (ICE LIBOR plus 850 bps) 9.796%, 1–30–23 (I)	683		683
Engility Holdings, Inc. and Engility Corp. (ICE LIBOR plus 425 bps) 4.476%, 8–12–20	57		58
Engility Holdings, Inc. and Engility Corp. (ICE LIBOR plus 475 bps) 4.976%, 8–12–23	117		119
GCA Services Group, Inc. (ICE LIBOR plus 475 bps):
6.004%, 3–1–23	66		66
6.046%, 3–1–23	69		69
5.871%, 3–1–23	130		130
IMG Worldwide, Inc. (ICE LIBOR plus 325 bps) 4.290%, 5–6–21	1		1
IMG Worldwide, Inc. (ICE LIBOR plus 425 bps) 4.480%, 5–6–21	302		302
Information Resources, Inc. (ICE LIBOR plus 425 bps) 5.466%, 1–18–24	214		215
IPS Structural Adhesives Holdings, Inc. and IPS Intermediate Holdings, Inc. (ICE LIBOR plus 525 bps) 6.466%, 12–20–23 (I)	236		236
K&G Engineering, Inc. (ICE LIBOR plus 475 bps) 5.976%, 10–20–23 (I)	373		374
Morsco, Inc. (ICE LIBOR plus 700 bps) 8.045%, 10–31–23	99		100
Oasis Outsourcing Holdings, Inc.
—%, 6–29–23 (I)(K)	293		293
PAE Holding Corp.
—%, 10–20–22 (K)	607		610
PAE Holding Corp. (ICE LIBOR plus 550 bps) 6.726%, 10–20–22	1,005		1,011
PAE Holding Corp. (ICE LIBOR plus 950 bps) 10.726%, 10–20–23	142		142
Pike Corp. (ICE LIBOR plus 375 bps) 4.980%, 3–10–24 (I)	284		288
Power Products LLC (ICE LIBOR plus 450 bps) 5.656%, 3–10–23 (I)	429		429
SH 130 Concession Co. LLC
—%, 6–5–20 (I)(K)	360		360
Solera LLC and Solera Finance, Inc. (ICE LIBOR plus 475 bps) 4.476%, 3–3–23	485		487
Tempo Acquisition LLC (ICE LIBOR plus 300 bps) 4.060%, 5–1–24	220		220
TMK Hawk Parent Corp. (ICE LIBOR plus 400 bps) 5.226%, 10–1–21	322		323
Tronair, Inc. (1–Month U.S. LIBOR plus 475 bps) 5.839%, 9–8–23 (I)	149		147
Tronair, Inc. (Prime rate plus 375 bps) 7.750%, 9–8–23 (I)	—	*	—	*
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 500 bps) 6.296%, 7–14–23	248		250

			9,066

Information Technology – 1.4%
Almonde, Inc. (ICE LIBOR plus 350 bps) 4.736%, 6–16–24	247		247
Ancestry.com LLC (ICE LIBOR plus 825 bps) 9.460%, 10–19–24	203		207
Applied Systems, Inc. (ICE LIBOR plus 650 bps) 7.796%, 1–23–22	1,231		1,242

Aptean Holdings, Inc.
—%, 12–20–22 (K)	37	37
Aptean Holdings, Inc. (ICE LIBOR plus 500 bps) 6.040%, 12–19–22	262	263
CCC Information Services, Inc. (ICE LIBOR plus 675 bps) 7.976%, 3–31–25	215	220
Ciena Corp. (ICE LIBOR plus 250 bps) 3.712%, 1–30–22	209	210
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps) 8.420%, 5–1–25	167	168
CPI International, Inc. (ICE LIBOR plus 325 bps) 4.480%, 4–7–21	171	171
Equian LLC
—%, 5–15–24 (K)	53	53
Equian LLC (ICE LIBOR plus 375 bps) 4.928%, 5–15–24	172	173
First Data Corp. (ICE LIBOR plus 250 bps) 3.716%, 4–26–24	245	245
FirstLight Fiber (3-Month U.S. LIBOR plus 500 bps) 6.450%, 8–29–21 (I)	150	150
FirstLight Fiber (ICE LIBOR plus 500 bps) 6.450%, 9–7–21 (I)	200	201
Global Tel Link Corp. (ICE LIBOR plus 775 bps) 9.046%, 11–20–20	130	129
LANDesk Group, Inc. (ICE LIBOR plus 425 bps) 5.480%, 1–19–24	205	204
Micron Technology, Inc. (ICE LIBOR plus 375 bps) 3.800%, 4–26–22	257	259
Ministry Brands LLC (1-Month U.S. LIBOR plus 500 bps) 6.000%, 9–30–22	250	247
Ministry Brands LLC (ICE LIBOR plus 500 bps) 6.040%, 12–30–17	69	68
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps) 4.030%, 4–18–24	259	259
SnapAv LLC (ICE LIBOR plus 500 bps) 6.280%, 12–21–22 (I)	222	219
Survey Sampling International (ICE LIBOR plus 500 bps):
6.148%, 12–16–20	37	37
6.147%, 12–16–20	299	299
Synchronoss Technologies, Inc. (ICE LIBOR plus 275 bps) 4.082%, 1–19–24	220	215
TIBCO Software, Inc. (ICE LIBOR plus 450 bps) 5.730%, 12–4–20	1,077	1,081
TierPoint LLC (ICE LIBOR plus 375 bps) 4.976%, 5–6–24	220	220
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps) 5.226%, 5–12–21 (I)	522	523
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps) 5.546%, 7–13–20	214	200
V Group, Inc. (ICE LIBOR plus 300 bps) 4.226%, 3–9–24	214	214
Vision Solutions, Inc. (1-Month U.S. LIBOR plus 650 bps):
7.672%, 6–16–22	3	3
7.750%, 6–16–22	474	473

		8,237

Materials – 0.4%
Anchor Glass Container Corp. (ICE LIBOR plus 325 bps):
4.339%, 12–7–23	12	12
4.476%, 12–7–23	5	5
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps) 6.476%, 4–5–24 (I)	215	218
Caraustar Industries, Inc. (ICE LIBOR plus 550 bps) 6.796%, 3–9–22	36	36
Chromaflo Technologies Corp. (ICE LIBOR plus 400 bps):
5.226%, 11–18–23	56	56
5.226%, 11–18–23	43	43
Ferro Corp. (ICE LIBOR plus 250 bps) 3.726%, 2–14–24	214	215
Flex Acquisition Holdings, Inc. (ICE LIBOR plus 325 bps) 4.398%, 12–29–23	220	221

FPC Holdings, Inc. (ICE LIBOR plus 800 bps) 9.296%, 5–27–20		1,200	1,103
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps) 6.560%, 3–2–23 (I)		405	406
Niacet Corp. (3-Month EURIBOR plus 450 bps) 5.500%, 2–1–24 (E)	EUR	74	85
Niacet Corp. (ICE LIBOR plus 450 bps) 5.796%, 2–1–24 (I)		$136	135
Styrolution Group GmbH (ICE LIBOR plus 375 bps) 4.046%, 9–30–21 (I)		100	100
Versum Materials, Inc. (ICE LIBOR plus 250 bps) 3.796%, 9–30–23		228	230

			2,865

Real Estate – 0.8%
Avolon Holdings Ltd. (ICE LIBOR plus 275 bps) 3.962%, 3–20–22		226	227
AWAS Aviation Capital Ltd. (ICE LIBOR plus 325 bps) 4.480%, 6–10–18		215	215
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 7.493%, 5–1–19		1,000	1,001
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps) 7.551%, 4–1–19		1,494	1,514
iStar Financial, Inc. (ICE LIBOR plus 450 bps):
4.836%, 7–1–20 (I)		123	124
4.964%, 7–1–20 (I)		125	126
Terra Millennium Corp. (ICE LIBOR plus 625 bps) 7.500%, 10–31–22 (I)		435	435
Workspace Property Trust (1-Month U.S. LIBOR plus 675 bps) 7.909%, 10–9–18		1,000	1,004

			4,646

Telecommunication Services – 0.3%
CenturyLink, Inc. (ICE LIBOR plus 275 bps) 1.375%, 1–31–25		350	346
Hargray Communications Corp. (ICE LIBOR plus 300 bps) 4.226%, 3–24–24		215	215
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps) 3.466%, 2–22–24		220	220
Lightower Fiber Networks (ICE LIBOR plus 325 bps) 4.546%, 4–13–20		271	272
Securus Technologies Holdings, Inc.
—%, 6–20–24 (K)		250	249
Sprint Communications, Inc. (ICE LIBOR plus 250 bps) 3.750%, 2–2–24		429	429
Zayo Group LLC (ICE LIBOR plus 200 bps) 3.716%, 1–19–21		157	157

			1,888

Utilities – 0.4%
SunEdison, Inc. (ICE LIBOR plus 650 bps) 8.716%, 5–10–18		495	495
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps):
7.500%, 3–29–18 (L)		656	647
7.500%, 3–29–18 (L)		844	832

			1,974

Total United States – 13.3%			$73,829
			73,829

TOTAL LOANS – 14.9%			$82,313
(Cost: $81,816)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 2.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 2.699%, 5–25–18		$1,467	1,479
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps) 5.045%, 7–25–44 (C)(D)		2,150	2,199
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.883%, 2–25–45 (C)(D)		500	511
3.872%, 4–25–45 (C)(M)		1,800	1,844
3.481%, 5–25–45 (C)(M)		1,185	1,213
3.684%, 8–25–45 (C)(D)		350	359

Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates 2.500%, 6–15–39	1,135	1,150
Federal National Mortgage Association Agency REMIC/CMO:
2.990%, 11–1–18	297	301
2.000%, 4–25–40	1,280	1,273
3.000%, 2–25–44	259	266
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.490%, 5–1–19	473	489
4.646%, 7–1–20	493	520
Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4–20–34	176	181

		11,785

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.1%		$11,785
(Cost: $11,887)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 5.1%
U.S. Treasury Bonds 2.250%, 11–15–25	7,350	7,351
U.S. Treasury Notes:
0.625%, 9–30–17	5,850	5,844
1.125%, 1–15–19	5,750	5,729
1.125%, 2–28–19	4,000	3,985
1.375%, 9–30–20	5,350	5,310

		28,219

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.1%		$28,219
(Cost: $28,416)

SHORT-TERM SECURITIES
Commercial Paper (N) – 5.6%
Comcast Corp. 1.480%, 7–26–17	$3,000	2,997
Federal National Mortgage Association 0.964%, 7–3–17	1,074	1,074
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.) 1.330%, 7–7–17	7,000	6,998
Kroger Co. (The) 1.300%, 7–3–17	5,500	5,499
McCormick & Co., Inc. 1.410%, 7–13–17	5,000	4,997
Medtronic Global Holdings SCA 1.250%, 7–6–17	4,000	3,999
Wisconsin Gas LLC 1.190%, 7–6–17	5,000	4,999

		30,563

Master Note – 3.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (M)	18,440	18,440

Municipal Obligations – 1.2%
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by FNMA) (BVAL plus 10 bps) 0.970%, 7–7–17 (M)	4,075	4,075
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps) 0.950%, 7–1–17 (M)	3,000	3,000

		7,075

United States Government Agency Obligations – 2.0%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.090%, 7–7–17 (M)	1,925	1,925
1.070%, 7–7–17 (M)	8,775	8,775

		10,700

TOTAL SHORT-TERM SECURITIES – 12.1%		$66,778
(Cost: $66,780)

TOTAL INVESTMENT SECURITIES – 100.9%		$556,813
(Cost: $550,673)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.9)%		(4,986)

NET ASSETS – 100.0%		$551,827

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At June 30, 2017, the Fund owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Pinnacle Agriculture Enterprises LLC		389	$177	$301

The total value of this security represented 0.1% of net assets at June 30, 2017.

(C)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $225,093 or 41.1% of net assets.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR – Euro and GBP – British Pound).

(F)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(G)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(H)	Zero coupon bond.

(I)	Securities whose value was determined using significant unobservable inputs.

(J)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(K)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(L)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(M)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(N)	Rate shown is the yield to maturity at June 30, 2017.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	3,500	U.S. Dollar	4,447	9-29-17	JPMorgan Securities LLC	$—	$124
Euro	7,000	U.S. Dollar	7,896	9-29-17	JPMorgan Securities LLC	—	136
Canadian Dollar	500	U.S. Dollar	376	7-24-17	Morgan Stanley International	—	10
Euro	752	U.S. Dollar	839	7-24-17	Morgan Stanley International	—	20
						$—	$290

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$246	$—	$—
Investment Funds	6,854	—	—
Preferred Stocks	—	301	—
Asset-Backed Securities	—	5,372	—
Corporate Debt Securities	—	301,970	—
Mortgage-Backed Securities	—	4,698	449
Other Government Securities	—	47,828	—
Loans	—	74,740	7,573
United States Government Agency Obligations	—	11,785	—
United States Government Obligations	—	28,219	—
Short-Term Securities	—	66,778	—
Total	$7,100	$541,691	$8,022
Liabilities
Forward Foreign Currency Contracts	$—	$290	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Mortgage-Backed Securities	Loans
Beginning Balance 10-1-16	$—	$4,600
Net realized gain (loss)	—	(104)
Net change in unrealized appreciation (depreciation)	(1)	39
Purchases	450	6,374
Sales	—	(4,049)
Amortization/Accretion of premium/discount	—	(20)
Transfers into Level 3 during the period	—	2,138
Transfers out of Level 3 during the period	—	(1,405)
Ending Balance 6-30-17	$449	$7,573
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-17	$(1)	$46

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2017, there were no transfers between Levels 1 and 2.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-17	Valuation Technique(s)	Unobservable Input(s)
Assets
Mortgage-Backed Securities	$449	Third-party valuation service	Broker quotes
Loans	7,573	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$550,673

Gross unrealized appreciation	10,354
Gross unrealized depreciation	(4,213)

Net unrealized appreciation	$6,141

SCHEDULE OF INVESTMENTS Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal		Value

India
Financials – 0.5%
Housing Development Finance Corp. Ltd. 6.875%, 4–30–20 (A)	INR	40,000	$609

Total India – 0.5%			$609

TOTAL CORPORATE DEBT SECURITIES – 0.5%			$609
(Cost: $619)

OTHER GOVERNMENT SECURITIES (B)
Argentina – 5.5%
Republic of Argentina:
21.200%, 9–19–18 (A)	ARS	350	21
18.200%, 10–3–21 (A)		41,833	2,665
16.000%, 10–17–23 (A)		21,857	1,410
15.500%, 10–17–26 (A)		40,442	2,713

			6,809

Brazil – 4.7%
Brazil Letras do Tesouro Nacional:
0.000%, 1–1–18 (A)(C)	BRL	2,990	865
0.000%, 7–1–18 (A)(C)		3,700	1,027
0.000%, 1–1–19 (A)(C)		600	159
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (A)		2,822	853
10.000%, 1–1–23 (A)		2,970	887
10.000%, 1–1–25 (A)		2,059	607
10.000%, 1–1–27 (A)		4,920	1,442

			5,840

Chile – 7.4%
Chile Bonos Tesoreria:
4.500%, 2–28–21 (A)	CLP	865,000	1,343
4.500%, 3–1–26 (A)		2,285,000	3,547
5.000%, 3–1–35 (A)		740,000	1,176
Republic of Chile 5.500%, 8–5–20 (A)		1,966,000	3,139

			9,205

Columbia – 3.9%
Colombian TES:
7.000%, 5–4–22 (A)	COP	1,980,000	679
10.000%, 7–24–24 (A)		1,575,000	630
7.500%, 8–26–26 (A)		2,375,000	833
6.000%, 4–28–28 (A)		4,541,500	1,421
7.750%, 9–18–30 (A)		2,722,600	969
7.000%, 6–30–32 (A)		800,000	263

			4,795

Czech Republic – 3.9%
Czech Republic Government Bond:
0.450%, 10–25–23 (A)	CZK	13,300	587
2.400%, 9–17–25 (A)		20,400	1,010
1.000%, 6–26–26 (A)		40,400	1,783
2.500%, 8–25–28 (A)		27,700	1,388

			4,768

Hungary – 4.6%
Hungary Government Bond:
4.000%, 4–25–18 (A)	HUF	90,000	343
6.500%, 6–24–19 (A)		24,000	100
3.500%, 6–24–20 (A)		100,000	401
7.000%, 6–24–22 (A)		198,250	920
6.000%, 11–24–23 (A)		197,240	895
5.500%, 6–24–25 (A)		504,110	2,237
3.000%, 10–27–27 (A)		197,000	729

			5,625

Indonesia – 3.9%
Indonesia Government Bond:
9.000%, 3–15–29 (A)	IDR	11,650,000	995
8.250%, 6–15–32 (A)		600,000	48
8.375%, 3–15–34 (A)		40,300,000	3,255
8.250%, 5–15–36 (A)		1,800,000	145
8.750%, 2–15–44 (A)		4,600,000	379

			4,822

Malaysia – 4.3%
Malaysia Government Bond:
3.580%, 9–28–18 (A)	MYR	6,500	1,520
3.654%, 10–31–19 (A)		1,700	398
3.492%, 3–31–20 (A)		580	135
4.048%, 9–30–21 (A)		390	92
3.418%, 8–15–22 (A)		1,070	245
3.795%, 9–30–22 (A)		3,180	739
4.181%, 7–15–24 (A)		1,250	295

4.392%, 4–15–26 (A)		180	43
4.232%, 6–30–31 (A)		1,170	266
4.127%, 4–15–32 (A)		122	27
3.844%, 4–15–33 (A)		490	107
4.762%, 4–7–37 (A)		5,480	1,311
4.935%, 9–30–43 (A)		760	182

			5,360

Mexico – 6.1%
Mexican Bonos:
8.500%, 12–13–18 (A)	MXN	52,000	2,930
6.500%, 6–10–21 (A)		12,000	659
10.000%, 12–5–24 (A)		6,095	400
5.750%, 3–5–26 (A)		6,281	323
7.500%, 6–3–27 (A)		8,826	512
7.750%, 5–29–31 (A)		6,030	356
8.500%, 11–18–38 (A)		19,500	1,229
7.750%, 11–13–42 (A)		18,880	1,100

			7,509

Peru – 4.0%
Republic of Peru:
5.700%, 8–12–24 (A)	PEN	538	172
6.350%, 8–12–28 (A)		105	35
6.950%, 8–12–31 (A)		2,370	808
6.900%, 8–12–37 (A)		6,024	2,032
6.850%, 2–12–42 (A)		5,874	1,933

			4,980

Philippines – 4.6%
Republic of Philippines:
4.950%, 1–15–21 (A)	PHP	30,000	614
3.900%, 11–26–22 (A)		90,000	1,770
6.250%, 1–14–36 (A)		149,000	3,340

			5,724

Poland – 3.6%
Poland Government Bond:
2.500%, 7–25–18 (A)	PLN	1,380	376
1.750%, 7–25–21 (A)		2,360	619
2.250%, 4–25–22 (A)		1,050	278
5.750%, 9–23–22 (A)		1,760	545
4.000%, 10–25–23 (A)		428	123
2.500%, 7–25–26 (A)		3,580	913
2.500%, 7–25–27 (A)		1,880	472
5.750%, 4–25–29 (A)		3,392	1,135

			4,461

Romania – 4.2%
Romania Government Bond:
3.250%, 1–17–18 (A)	RON	1,600	407
5.750%, 4–29–20 (A)		920	254
3.250%, 3–22–21 (A)		1,800	465
5.950%, 6–11–21 (A)		820	232
5.850%, 4–26–23 (A)		6,030	1,735
4.750%, 2–24–25 (A)		5,175	1,395
5.800%, 7–26–27 (A)		2,370	681

			5,169

Russia – 3.8%
Russia Government Bond:
7.000%, 8–16–23 (A)	RUB	40,160	658
7.050%, 1–19–28 (A)		247,984	4,005

			4,663

South Africa – 4.4%
Republic of South Africa:
7.750%, 2–28–23 (A)	ZAR	2,000	150
10.500%, 12–21–26 (A)		2,000	170
6.250%, 3–31–36 (A)		17,000	917
8.500%, 1–31–37 (A)		2,100	143
6.500%, 2–28–41 (A)		2,000	107
8.750%, 1–31–44 (A)		1,900	129
8.750%, 2–28–48 (A)		55,630	3,791

			5,407

South Korea – 0.0%
Export Import Bank Korea 8.000%, 5–15–18 (A)	IDR	700,000	53

Thailand – 5.4%
Thailand Government Bond:
2.800%, 10–10–17 (A)	THB	8,800	260
1.875%, 6–17–22 (A)		26,624	778
3.625%, 6–16–23 (A)		1,100	35
3.850%, 12–12–25 (A)		37,150	1,206
2.125%, 12–17–26 (A)		134,100	3,797
3.650%, 6–20–31 (A)		8,440	265
3.775%, 6–25–32 (A)		2,100	66

4.260%, 12–12–37 (A)		7,300	244
2.875%, 6–17–46 (A)		2,244	60

			6,711

Turkey – 5.2%
Turkey Government Bond:
6.300%, 2–14–18 (A)	TRY	3,000	829
10.400%, 3–27–19 (A)		860	243
11.100%, 5–15–19 (A)		240	68
9.200%, 9–22–21 (A)		7,500	2,039
8.800%, 9–27–23 (A)		5,720	1,515
10.400%, 3–20–24 (A)		1,070	306
9.000%, 7–24–24 (A)		1,010	270
8.000%, 3–12–25 (A)		2,280	571
10.600%, 2–11–26 (A)		2,017	584

			6,425

Uruguay – 0.2%
Republica Orient Uruguay 9.875%, 6–20–22 (A)	UYU	7,994	287

TOTAL OTHER GOVERNMENT SECURITIES – 79.7%			$98,613
(Cost: $98,082)

SHORT-TERM SECURITIES
Commercial Paper (D) – 7.9%
Bemis Co., Inc. 1.351%, 7–7–17		$6,000	5,998
Sonoco Products Co. 1.330%, 7–3–17		3,865	3,865

			9,863

Egyptian Treasury Bills – 1.0%
Egyptian Government Treasury Bills:
17.681%, 3–1–18 (A)	EGP	12,400	602
18.190%, 9–5–17 (A)		11,300	603

			1,205

Master Note – 3.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (E)		$4,443	4,443

Municipal Obligations – 1.8%
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.) (BVAL plus 11 bps) 0.910%, 7–7–17 (E)		2,200	2,200

Thailand Treasury Bills – 0.4%
Bank of Thailand Bills 1.430%, 11–2–17 (A)	THB	17,000	498

TOTAL SHORT-TERM SECURITIES – 14.7%			$18,209
(Cost: $18,211)

TOTAL INVESTMENT SECURITIES – 94.9%			$117,431
(Cost: $116,912)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F) – 5.1%			6,363

NET ASSETS – 100.0%			$123,794

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal and notional amounts are denominated in the indicated foreign currency, where applicable (ARS – Argentine Peso, BRL – Brazilian Real, CLP – Chilean Peso, COP – Columbian Peso, CZK – Czech Koruna, EGP – Egypt Pound, HUF – Hungarian Forint, IDR – Indonesian Rupiah, INR – Indian Rupee, MXN – Mexican Peso, MYR – Malaysian Ringgit, PEN – Peruvian Neuvo Sol, PHP – Philippine Peso, PLN – Polish Zloty, RON – Romania Leu, RUB – Russian Ruble, SGD – Singapore Dollar, THB – Thai Baht, TRY – Turkish New Lira, UYU – Uruguay Peso and ZAR – South African Rand).

(B)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(C)	Zero coupon bond.

(D)	Rate shown is the yield to maturity at June 30, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Cash of $260 is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Thai Baht	20,142	U.S. Dollar	577	7-3-17	Barclays Capital, Inc.	$—		$16
South African Rand	1,969	U.S. Dollar	154	7-5-17	Barclays Capital, Inc.	3		—
U.S. Dollar	538	Chinese Yuan Renminbi	3,674	7-5-17	Barclays Capital, Inc.	4		—
U.S. Dollar	950	Argentine Peso	15,380	7-6-17	Barclays Capital, Inc.	—		25
Mexican Peso	8,600	U.S. Dollar	449	7-10-17	Barclays Capital, Inc.	—		24
U.S. Dollar	939	Mexican Peso	17,400	7-10-17	Barclays Capital, Inc.	19		—
Turkish New Lira	709	U.S. Dollar	197	7-13-17	Barclays Capital, Inc.	—		5
U.S. Dollar	932	Philippine Peso	47,395	7-14-17	Barclays Capital, Inc.	7		—
South Korean Won	367,000	U.S. Dollar	325	7-17-17	Barclays Capital, Inc.	4		—
U.S. Dollar	384	Malaysian Ringgit	1,722	7-17-17	Barclays Capital, Inc.	16		—
U.S. Dollar	326	South Korean Won	367,000	7-17-17	Barclays Capital, Inc.	—		5
Indian Rupee	40,200	U.S. Dollar	622	7-19-17	Barclays Capital, Inc.	1		—
Chilean Peso	1,553,973	U.S. Dollar	2,338	7-20-17	Barclays Capital, Inc.	—		2
U.S. Dollar	220	Chilean Peso	146,000	7-20-17	Barclays Capital, Inc.	—		—	*
Colombian Peso	940,000	U.S. Dollar	307	7-21-17	Barclays Capital, Inc.	—		—	*
Euro	597	U.S. Dollar	680	7-28-17	Barclays Capital, Inc.	—		4
U.S. Dollar	668	Euro	590	7-28-17	Barclays Capital, Inc.	6		—
South Korean Won	833,000	U.S. Dollar	746	7-31-17	Barclays Capital, Inc.	18		—
U.S. Dollar	132	Peruvian New Sol	430	8-2-17	Barclays Capital, Inc.	—	*	—
U.S. Dollar	377	Argentine Peso	6,170	8-7-17	Barclays Capital, Inc.	—		13
Thai Baht	6,838	U.S. Dollar	201	8-22-17	Barclays Capital, Inc.	—		—	*
U.S. Dollar	269	Malaysian Ringgit	1,160	9-5-17	Barclays Capital, Inc.	—	*	—
U.S. Dollar	2,013	Russian Ruble	116,698	9-15-17	Barclays Capital, Inc.	—		65
U.S. Dollar	2,496	Polish Zloty	9,420	9-20-17	Barclays Capital, Inc.	45		—
South African Rand	31,275	U.S. Dollar	2,344	7-5-17	Citibank N.A.	—		46
U.S. Dollar	1,626	South African Rand	22,320	7-5-17	Citibank N.A.	80		—
Mexican Peso	25,200	U.S. Dollar	1,331	7-10-17	Citibank N.A.	—		56
U.S. Dollar	1,177	Mexican Peso	21,900	7-10-17	Citibank N.A.	29		—
Indian Rupee	59,800	U.S. Dollar	927	7-12-17	Citibank N.A.	2		—
Turkish New Lira	6,321	U.S. Dollar	1,736	7-13-17	Citibank N.A.	—		56
U.S. Dollar	3,982	Turkish New Lira	14,490	7-13-17	Citibank N.A.	127		—
Chinese Yuan Renminbi Offshore	2,720	U.S. Dollar	394	7-14-17	Citibank N.A.	—		7
Indian Rupee	21,200	U.S. Dollar	313	7-14-17	Citibank N.A.	—		14
U.S. Dollar	294	Philippine Peso	14,900	7-14-17	Citibank N.A.	1		—
U.S. Dollar	851	Malaysian Ringgit	3,710	7-17-17	Citibank N.A.	12		—
Hungarian Forint	176,100	U.S. Dollar	638	7-24-17	Citibank N.A.	—		14
U.S. Dollar	1,102	Hungarian Forint	303,000	7-24-17	Citibank N.A.	20		—
U.S. Dollar	781	Singapore Dollar	1,080	7-31-17	Citibank N.A.	4		—
U.S. Dollar	135	Philippine Peso	6,900	10-5-17	Citibank N.A.	—	*	—
South African Rand	4,500	U.S. Dollar	343	7-5-17	Credit Suisse International	—		1
Indonesian Rupiah	20,600,000	U.S. Dollar	1,545	7-7-17	Credit Suisse International	—		1
Mexican Peso	12,069	U.S. Dollar	646	7-10-17	Credit Suisse International	—		18
U.S. Dollar	137	Mexican Peso	2,500	7-10-17	Credit Suisse International	—	*	—
U.S. Dollar	502	Turkish New Lira	1,820	7-13-17	Credit Suisse International	14		—

Chinese Yuan Renminbi Offshore	2,200	U.S. Dollar	317	7-14-17	Credit Suisse International	—		7
Philippine Peso	14,500	U.S. Dollar	285	7-14-17	Credit Suisse International	—		2
U.S. Dollar	2,235	Colombian Peso	6,678,625	7-21-17	Credit Suisse International	—		49
U.S. Dollar	117	Hungarian Forint	32,000	7-24-17	Credit Suisse International	2		—
U.S. Dollar	559	Argentine Peso	9,180	8-7-17	Credit Suisse International	—		17
U.S. Dollar	883	Singapore Dollar	1,220	8-22-17	Credit Suisse International	4		—
U.S. Dollar	551	Argentine Peso	9,180	9-5-17	Credit Suisse International	—		17
U.S. Dollar	158	Russian Ruble	9,300	9-15-17	Credit Suisse International	—		3
South African Rand	4,500	U.S. Dollar	335	7-5-17	Deutsche Bank AG	—		9
Mexican Peso	18,305	U.S. Dollar	959	7-10-17	Deutsche Bank AG	—		48
Turkish New Lira	1,726	U.S. Dollar	469	7-13-17	Deutsche Bank AG	—		20
U.S. Dollar	799	Hungarian Forint	231,425	7-24-17	Deutsche Bank AG	58		—
South Korean Won	930,000	U.S. Dollar	828	8-22-17	Deutsche Bank AG	16		—
U.S. Dollar	130	Polish Zloty	490	9-20-17	Deutsche Bank AG	2		—
Thai Baht	178,857	U.S. Dollar	5,192	11-6-17	Deutsche Bank AG	—		74
South African Rand	4,500	U.S. Dollar	333	7-5-17	Goldman Sachs International	—		12
U.S. Dollar	3,461	Indonesian Rupiah	46,400,000	7-7-17	Goldman Sachs International	20		—
Turkish New Lira	10,002	U.S. Dollar	2,767	7-13-17	Goldman Sachs International	—		69
U.S. Dollar	559	Philippine Peso	27,900	7-14-17	Goldman Sachs International	—		6
U.S. Dollar	63	Malaysian Ringgit	280	7-17-17	Goldman Sachs International	2		—
U.S. Dollar	2,297	Czech Koruna	53,540	9-29-17	Goldman Sachs International	58		—
U.S. Dollar	4,862	Thai Baht	165,500	11-6-17	Goldman Sachs International	10		—
U.S. Dollar	1,913	Romanian Leu	7,867	7-3-17	JPMorgan Securities LLC	58		—
Brazilian Real	4,970	U.S. Dollar	1,506	7-5-17	JPMorgan Securities LLC	6		—
Chinese Yuan Renminbi	3,674	U.S. Dollar	543	7-5-17	JPMorgan Securities LLC	1		—
South African Rand	8,558	U.S. Dollar	634	7-5-17	JPMorgan Securities LLC	—		20
South Korean Won	387,000	U.S. Dollar	346	7-5-17	JPMorgan Securities LLC	8		—
U.S. Dollar	1,500	Brazilian Real	4,970	7-5-17	JPMorgan Securities LLC	1		—
U.S. Dollar	347	Singapore Dollar	480	7-5-17	JPMorgan Securities LLC	2		—
U.S. Dollar	358	South African Rand	4,800	7-5-17	JPMorgan Securities LLC	9		—
U.S. Dollar	338	South Korean Won	387,000	7-5-17	JPMorgan Securities LLC	—	*	—
Mexican Peso	2,834	U.S. Dollar	158	7-10-17	JPMorgan Securities LLC	2		—
U.S. Dollar	1,168	Mexican Peso	21,568	7-10-17	JPMorgan Securities LLC	19		—
U.S. Dollar	1,050	Singapore Dollar	1,450	7-12-17	JPMorgan Securities LLC	4		—
Turkish New Lira	812	U.S. Dollar	226	7-13-17	JPMorgan Securities LLC	—		4
U.S. Dollar	1,467	Turkish New Lira	5,525	7-13-17	JPMorgan Securities LLC	100		—
U.S. Dollar	171	Hungarian Forint	46,664	7-24-17	JPMorgan Securities LLC	2		—
U.S. Dollar	329	Brazilian Real	1,096	8-2-17	JPMorgan Securities LLC	—		1
U.S. Dollar	2,107	Peruvian New Sol	6,935	8-2-17	JPMorgan Securities LLC	23		—
Thai Baht	12,800	U.S. Dollar	377	8-30-17	JPMorgan Securities LLC	—	*	—
U.S. Dollar	375	Singapore Dollar	520	8-30-17	JPMorgan Securities LLC	3		—
U.S. Dollar	540	Chinese Yuan Renminbi	3,674	9-1-17	JPMorgan Securities LLC	—	*	—
U.S. Dollar	483	Argentine Peso	8,000	9-5-17	JPMorgan Securities LLC	—		17
U.S. Dollar	1,976	Romanian Leu	7,867	9-5-17	JPMorgan Securities LLC	—		2
Thai Baht	21,400	U.S. Dollar	628	9-12-17	JPMorgan Securities LLC	—		2
South Korean Won	387,000	U.S. Dollar	339	11-10-17	JPMorgan Securities LLC	—		—	*
						$822		$751

The following interest rate swap agreements were outstanding at June 30, 2017:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (a)		Value	Unrealized Appreciation
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022		$237	$37	$41
Nomura Securities International, Inc.	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	1.950%	8/22/2026	SGD	255	4	4
							$41	$45

The following over the counter credit default swaps – buy protection(1) were outstanding at June 30, 2017:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value		Unrealized Depreciation
Republic of Korea	Citibank N.A	(1.000%	)	12-20-21	73	$—	*	$—	*
Republic of Korea	Goldman Sachs International	(1.000%	)	12-20-21	148	—	*	—	*
Republic of Korea	Morgan Stanley International	(1.000%	)	12-20-21	323	—	*	—	*
						$—	*	$—	*

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2		Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$609		$—
Other Government Securities	—	98,613		—
Short-Term Securities	—	18,209		—
Total	$—	$117,431		$—
Forward Foreign Currency Contracts	$—	$822		$—
Interest Rate Swaps	$—	$45		$—
Liabilities
Forward Foreign Currency Contracts	$—	$751		$—
Over the Counter Credit Default Swaps	$—	$—	*	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$116,912

Gross unrealized appreciation	2,757
Gross unrealized depreciation	(2,238)

Net unrealized appreciation	$519

SCHEDULE OF INVESTMENTS Ivy Pictet Targeted Return Bond Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)		Value
Euro-Bobl 5-Year Bond September Futures, Call EUR136.00, Expires 8–25–17 (A)		110	$1
U.S. 10-Year Treasury Note September Futures, Call $138.00, Expires 8–25–17		232	2
U.S. 2-Year Treasury Note September Futures, Call $109.25, Expires 8–25–17		220	2
U.S. 5-Year Treasury Note September Futures, Call $123.50, Expires 8–25–17		148	1

	Notional Amount (Unrounded)
AUD versus USD:
Put $0.72, Expires 12–21–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.)		17,160,000	98
Put $0.72, Expires 12–21–17, OTC (Ctrpty: Morgan Stanley & Co., Inc.)		17,160,000	98
Credit Derivatives Index - High Yield 28 5-Year Index, Call $108.00, Expires 9–20–17, OTC (Ctrpty: Barclays Bank plc)		48,000,000	35
EUR versus GBP, Put $0.82, Expires 11–30–17, OTC (Ctrpty: Deutsche Bank AG)		27,800,000	54
EUR versus JPY:
Call $128.30, Expires 11–29–17, OTC (Ctrpty: Goldman Sachs International)		11,126,000	320
Call $128.30, Expires 11–29–17, OTC (Ctrpty: Goldman Sachs International)		2,900,000	83
EUR versus USD, Put $1.03, Expires 7–7–17, OTC (Ctrpty: Bank of America N.A.)		12,137,000	—	*

TOTAL PURCHASED OPTIONS – 0.2%			$694
(Cost: $1,181)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 0.3%
Levi Strauss & Co., 3.375%, 3–15–27 (A)	EUR	790	911

Auto Parts & Equipment – 0.5%
Johnson Controls International plc, 1.000%, 9–15–23 (A)		826	932
ZF North America Capital, Inc., 4.750%, 4–29–25		$885	934

			1,866

Automobile Manufacturers – 0.5%
Ford Motor Co., 4.346%, 12–8–26		541	557
Volkswagen Group of America, Inc., 1.650%, 5–22–18 (B)		400	400
Volkswagen International Finance N.V., 3.500%, 12–29–49 (A)	EUR	543	593

			1,550

Department Stores – 0.0%
Agrokor d.d., 9.875%, 5–1–19 (A)		500	95

Tires & Rubber – 0.2%
Goodyear Tire & Rubber Co. (The), 4.875%, 3–15–27		$561	569

Total Consumer Discretionary – 1.5%			4,991
Consumer Staples
Brewers – 0.6%
Anheuser-Busch InBev S.A./N.V.:
2.650%, 2–1–21		959	972

3.300%, 2–1–23		1,225	1,261

			2,233

Packaged Foods & Meats – 0.2%
Kraft Heinz Foods Co., 4.375%, 6–1–46		516	503

Total Consumer Staples – 0.8%			2,736
Energy
Integrated Oil & Gas – 1.6%
Nexen Energy ULC, 6.400%, 5–15–37		708	902
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos), 6.625%, 6–15–35		1,025	1,060
Petroleos Mexicanos S.A. de C.V., 2.750%, 4–21–27 (A)	EUR	1,055	1,084
Raizen Fuels Finance Ltd., 5.300%, 1–20–27 (B)		$789	800
Total S.A., 2.250%, 12–29–49 (A)	EUR	1,033	1,194

			5,040

Oil & Gas Exploration & Production – 0.2%
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.), 3.750%, 7–27–26		$708	700

Oil & Gas Storage & Transportation – 0.8%
Access Midstream Partners L.P., 4.875%, 5–15–23		590	612
Kunlun Energy Co. Ltd., 3.750%, 5–13–25		664	673
MPLX L.P., 4.125%, 3–1–27		487	489
TransCanada PipeLines Ltd., 5.300%, 3–15–77		763	784

			2,558

Total Energy – 2.6%			8,298
Financials
Diversified Banks – 6.7%
Aareal Bank AG, 1.875%, 4–1–19		738	738
ABN AMRO Bank N.V., 2.875%, 1–18–28 (A)	EUR	400	486
Allied Irish Banks plc, 7.375%, 12–29–49 (A)		600	731
Bank of Communications Co. Ltd., 3.625%, 10–3–26 (A)		944	1,115
Bankia S.A., 4.000%, 5–22–24 (A)		700	829
Barclays plc, 7.250%, 6–15–65 (A)	GBP	738	1,014
Coventry Building Society, 6.375%, 12–29–49 (A)		885	1,163
CYBG plc, 5.000%, 2–9–26 (A)		938	1,237
DNB Boligkreditt A.S.:
1.450%, 3–21–18		$1,475	1,473
2.500%, 3–28–22 (B)		764	769
Egyptian Government Treasury Bills:
0.000%, 3–8–18 (A)(C)	EGP	4,425	214
0.000%, 3–22–18 (A)(C)		5,950	286
European Investment Bank, 1.250%, 12–16–19		$233	231
Ibercaja Banco S.A., 5.000%, 7–28–25 (A)	EUR	200	226
Intesa Sanpaolo S.p.A., 6.625%, 9–13–23 (A)		993	1,392
National Bank of Canada, 1.400%, 4–20–18		$600	599
Royal Bank of Canada, 2.750%, 2–1–22		1,298	1,320
Skandinaviska Enskilda Banken AB, 5.750%, 11–29–49		1,050	1,076
Standard Chartered plc:
5.125%, 6–6–34 (A)	GBP	700	983
6.500%, 10–2–65		$885	904
Swedbank Hypotek AB, 1.375%, 3–28–18		1,033	1,032

Unione Di Banche Italiane S.p.A., 4.450%, 9–15–27 (A)	EUR	985	1,156
Wells Fargo & Co., 3.069%, 1–24–23		$1,235	1,251
Westpac Banking Corp., 2.250%, 11–9–20		1,475	1,477

			21,702

Diversified Capital Markets – 0.2%
Deutsche Bank AG, 2.750%, 2–17–25 (A)	EUR	690	780

Investment Banking & Brokerage – 0.9%
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps), 2.352%, 11–15–21 (D)		$1,646	1,661
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps), 2.553%, 10–24–23 (D)		1,260	1,282

			2,943

Life & Health Insurance – 1.2%
China Life Insurance Co. Ltd., 4.000%, 7–3–75		693	703
Legal & General Group plc, 5.250%, 3–21–47		1,000	1,050
Metropolitan Life Global Funding I, 3.450%, 12–18–26 (B)		738	757
NN Group N.V., 4.625%, 4–8–44 (A)	EUR	1,038	1,307

			3,817

Multi-Line Insurance – 0.8%
American International Group, Inc., 2.300%, 7–16–19		$634	637
ASR Nederland N.V., 5.125%, 9–29–45 (A)	EUR	669	860
Aviva plc, 3.375%, 12–4–45 (A)		929	1,091

			2,588

Other Diversified Financial Services – 0.5%
KBC Groep N.V., 5.625%, 3–29–49 (A)		790	930
Nykredit Realkredit A.S., 4.000%, 6–3–36 (A)		690	840

			1,770

Regional Banks – 0.3%
Canadian Imperial Bank of Commerce, 2.250%, 7–21–20		$811	814

Specialized Finance – 2.6%
Adient Global Holdings Ltd., 3.500%, 8–15–24 (A)	EUR	441	511
Japan Finance Organization for Municipalities, 2.125%, 10–25–23 (B)		$540	523
John Deere Capital Corp.:
1.250%, 10–9–19		798	788
2.650%, 1–6–22		522	530
Kommunalbanken A.S., 1.500%, 8–31–21 (B)		886	869
Realkredit Danmark A.S., 1.000%, 4–1–19 (A)	DKK	12,098	1,901
Siemens Financieringsmaatschappij N.V.:
2.200%, 3–16–20 (B)		$1,328	1,337
4.200%, 3–16–47 (B)		1,106	1,173
Swedish Export Credit Corp., 1.875%, 6–23–20		400	400
Vonovia Finance B.V., 4.000%, 12–29–49 (A)	EUR	300	369

			8,401

Total Financials – 13.2%			42,815
Health Care
Pharmaceuticals – 0.3%
Pfizer, Inc., 1.700%, 12–15–19		$626	627
Walgreens Boots Alliance, Inc., 2.125%, 11–20–26 (A)	EUR	369	434

			1,061

Total Health Care – 0.3%			1,061
Industrials
Industrial Conglomerates – 0.6%
General Electric Co.:
1.500%, 5–17–29 (A)		689	776
4.625%, 1–30–43		$600	609
Thyssenkrupp AG, 3.125%, 10–25–19 (A)	EUR	443	534

			1,919

Industrial Machinery – 0.1%
Parker Hannifin Corp., 1.125%, 3–1–25 (A)(B)		360	410

Marine – 0.3%
A.P. Moller - Maersk A/S, 4.000%, 4–4–25 (A)	GBP	738	1,036

Marine Ports & Services – 0.8%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.), 3.500%, 12–29–49		$834	841
DP World Ltd., 6.850%, 7–2–37		1,360	1,598

			2,439

Total Industrials – 1.8%			5,804
Information Technology
Application Software – 0.2%
NXP B.V. and NXP Funding LLC, 3.875%, 9–1–22 (B)		600	625

IT Consulting & Other Services – 0.4%
International Business Machines Corp.:
3.300%, 1–27–27		247	251
1.500%, 5–23–29 (A)	EUR	984	1,111

			1,362

Semiconductors – 0.2%
STATS ChipPAC Ltd., 8.500%, 11–24–20		$600	640

Systems Software – 0.5%
Microsoft Corp., 4.250%, 2–6–47		1,512	1,639

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc., 3.200%, 5–11–27		1,413	1,426

Hewlett Packard Enterprise Co.:
4.900%, 10–15–25		723	758
6.350%, 10–15–45		590	624

			2,808

Total Information Technology – 2.2%			7,074
Materials
Aluminum – 0.2%
Nemak S.A.B. de C.V., 3.250%, 3–15–24 (A)(B)	EUR	475	552

Diversified Chemicals – 0.2%
Dow Chemical Co. (The), 4.375%, 11–15–42		$752	778

Diversified Metals & Mining – 0.2%
BHP Billiton Finance Ltd., 4.750%, 4–22–76 (A)	EUR	575	724

Metal & Glass Containers – 0.4%
Ball Corp., 4.375%, 12–15–23 (A)		959	1,239

Paper Products – 0.2%
Domtar Corp., 6.250%, 9–1–42		$500	522

Total Materials – 1.2%			3,815
Real Estate
Industrial REITs – 0.2%
Kennedy Wilson Europe Real Estate plc, 3.250%, 11–12–25 (A)	EUR	600	683

Office REITs – 0.1%
Inmobiliaria Colonial S.A., 1.450%, 10–28–24 (A)		400	448

Real Estate Operating Companies – 0.8%
Grand City Properties S.A., 3.750%, 12–29–49 (A)		1,200	1,437
Prologis L.P. (GTD by Prologis, Inc.), 1.375%, 5–13–21 (A)		711	838

			2,275

Total Real Estate – 1.1%			3,406
Telecommunication Services
Integrated Telecommunication Services – 0.5%
Verizon Communications, Inc.:
5.050%, 3–15–34		$761	807
4.272%, 1–15–36		738	713

			1,520

Wireless Telecommunication Service – 0.5%
Bharti Airtel Ltd., 4.375%, 6–10–25		1,357	1,357
Vodafone Group plc, 3.000%, 8–12–56 (A)	GBP	468	521

			1,878

Total Telecommunication Services – 1.0%			3,398
Utilities
Gas Utilities – 0.3%
Origin Energy Finance Ltd., 4.000%, 9–16–74 (A)	EUR	782	909

Multi-Utilities – 0.4%
Veolia Environnement S.A., 6.125%, 10–29–37 (A)	GBP	650	1,243

Total Utilities – 0.7%			2,152

TOTAL CORPORATE DEBT SECURITIES – 26.4%			$85,550
(Cost: $83,800)

OTHER GOVERNMENT SECURITIES (E)
Argentina – 0.5%
Republic of Argentina:
0.000%, 12–31–33 (A)(C)	ARS	1,590	720
7.820%, 12–31–33 (A)	EUR	848	1,035

			1,755

Bermuda – 0.4%
Government of Bermuda, 4.854%, 2–6–24		$1,180	1,275

Brazil – 0.6%
Brazil Notas do Tesouro Nacional, 10.000%, 1–1–21 (A)	BRL	3,530	1,067
Federative Republic of Brazil, 4.875%, 1–22–21		$974	1,021

			2,088

Cameroon – 0.2%
Republic of Cameroon, 9.500%, 11–19–25		610	720

Canada – 0.8%
Province of Alberta, 1.900%, 12–6–19		841	843
Province of Ontario, 2.000%, 1–30–19		1,772	1,782

			2,625

Columbia – 0.6%
Republic of Colombia:
4.500%, 1–28–26		600	639
6.125%, 1–18–41		1,070	1,234

			1,873

Croatia – 0.2%
Republic of Croatia, 6.000%, 1–26–24		600	672

Egypt – 0.1%
Arab Republic of Egypt, 8.500%, 1–31–47 (B)		277	299

Germany – 11.4%
Bundesrepublik Deutschland:
3.500%, 7–4–19 (A)	EUR	7,731	9,555
2.000%, 1–4–22 (A)		15,491	19,523
1.500%, 5–15–23 (A)		390	487
4.750%, 7–4–28 (A)		382	630
3.250%, 7–4–42 (A)		2,500	4,150
Germany Government Bond:
0.250%, 10–16–20 (A)		141	164
0.000%, 10–8–21 (A)(C)		1,269	1,468
0.000%, 4–8–22 (A)(C)		1,130	1,304

			37,281

Indonesia – 1.1%
Indonesia Government Bond:
4.875%, 5–5–21		$600	644
2.875%, 7–8–21 (A)	EUR	230	282
3.700%, 1–8–22 (B)		$510	524
3.375%, 7–30–25 (A)	EUR	428	533
3.750%, 6–14–28 (A)		974	1,219
8.500%, 10–12–35		$200	288

			3,490

Ireland – 0.4%
Bank of Ireland, 7.375%, 12–29–49 (A)	EUR	600	745
Irish Government Bond, 2.400%, 5–15–30 (A)		443	574

			1,319

Italy – 1.6%
Italy Government Bond, 6.000%, 5–1–31 (A)		3,267	5,228

Japan – 0.2%
Japan Finance Organization for Municipalities, 2.125%, 3–6–19		$490	489

Mexico – 1.6%
Mexican Bonos, 10.000%, 12–5–24 (A)	MXN	78,750	5,170

Norway – 3.0%
Norway Government Bond:
3.000%, 3–14–24 (A)	NOK	38,965	5,159
1.500%, 2–19–26 (A)		37,195	4,432

			9,591

Panama – 0.7%
Republic of Panama:
4.000%, 9–22–24		$610	641
9.375%, 4–1–29		1,151	1,697

			2,338

Peru – 0.7%
Republic of Peru:
7.350%, 7–21–25		797	1,041
8.750%, 11–21–33		723	1,108

			2,149

Poland – 0.1%
Republic of Poland, 5.000%, 3–23–22		295	327

South Africa – 0.2%
Republic of South Africa, 5.875%, 9–16–25		627	674

South Korea – 0.3%
Korea National Oil Corp., 2.875%, 3–27–22 (B)		941	946

Sri Lanka – 0.6%
Republic of Sri Lanka:
6.850%, 11–3–25		1,357	1,430
6.200%, 5–11–27 (B)		580	579

			2,009

Sweden – 1.1%
Kingdom of Sweden:
1.125%, 10–21–19 (B)		2,360	2,336
1.250%, 9–8–21 (B)		1,106	1,078

			3,414

Tunisia – 0.2%
Central Bank of Tunisia, 5.750%, 1–30–25		627	601

Turkey – 0.5%
Turkey Government Bond:
7.375%, 2–5–25		686	794
3.250%, 6–14–25 (A)	EUR	216	244
6.000%, 3–25–27		$400	426

			1,464

TOTAL OTHER GOVERNMENT SECURITIES – 27.1%			$87,797
(Cost: $86,094)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 39.6%
U.S. Treasury Bonds, 4.500%, 2–15–36 (F)		6,218	8,036
U.S. Treasury Notes:
0.750%, 10–31–17		30,000	29,966
1.375%, 1–31–20		259	258
1.375%, 2–29–20		708	706
1.125%, 2–28–21		2,270	2,224
1.500%, 1–31–22 (G)		900	886
1.875%, 1–31–22		21,628	21,653
1.750%, 2–28–22		1,530	1,523
1.875%, 2–28–22 (H)		50,161	50,216
1.875%, 3–31–22		634	634
1.750%, 6–30–22		370	368
2.125%, 11–30–23		3,939	3,951
1.500%, 8–15–26		3,570	3,340
2.000%, 11–15–26		650	634
2.250%, 2–15–27		2,630	2,618
2.375%, 5–15–27 (G)		820	825

			127,838

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 39.6%			$127,838
(Cost: $127,512)

SHORT–TERM SECURITIES
Commercial Paper (I) – 3.7%
Comcast Corp., 1.330%, 7–6–17		6,000	5,999
Kroger Co. (The), 1.300%, 7–3–17		3,166	3,166
Wisconsin Gas LLC, 1.190%, 7–6–17		3,000	2,999

			12,164

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (J)		908	908

TOTAL SHORT-TERM SECURITIES – 4.0%			$13,072
(Cost: $13,072)

TOTAL INVESTMENT SECURITIES – 97.3%			$314,951
(Cost: $311,659)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.7%			8,939

NET ASSETS – 100.0%			$323,890

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (ARS – Argentine Peso, AUD – Australian Dollar, BRL – Brazilian Real, CHF – Swiss Franc, CLP – Chilean Peso, CNH – Chinese Offshore Yuan, COP – Columbian Peso, DKK – Danish Kroner, EGP – Egypt Pound, EUR – Euro, GBP – British Pound, JPY – Japanese Yen, MXN – Mexican Peso, NOK – Norwegian Krone, PHP – Philippine Peso, PLN – Polish Zloty, RON – Romanian Leu, SEK – Swedish Krona, SOK – South Korean Won, TRY – Turkish New Lira, TWD – New Taiwan Dollar and ZAR – South African Rand).

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $13,977 or 4.3% of net assets.

(C)	Zero coupon bond.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	All or a portion of securities with an aggregate value of $800 are held in collateralized accounts for OTC written options contracts collateral.

(G)	All or a portion of securities with an aggregate value of $1,116 are held in collateralized accounts for OTC derivatives collateral and is governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(H)	All or a portion of securities with an aggregate value of $1,331 have been pledged as collateral on open futures contracts.

(I)	Rate shown is the yield to maturity at June 30, 2017.

(J)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following centrally cleared credit default swaps – buy protection(1) were outstanding at June 30, 2017:

Index	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Unrealized Depreciation
iTraxx Europe Senior Financials Index	(1.000%	)	12-20-21	5,700	$(153)	$(122)
iTraxx Europe Senior Financials Index	(1.000%	)	6-20-22	3,000	(80)	(29)
iTraxx Europe 27 5-Year Index	(1.000%	)	6-20-22	9,200	(227)	(58)
iTraxx Europe Crossover Index	(5.000%	)	6-20-22	5,800	(762)	(106)
					$(1,222)	(315)

The following centrally cleared credit default swaps – sold protection(3) were outstanding at June 30, 2017:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2017(4)	Notional Amount(2)	Value	Unrealized Appreciation (Depreciation)
5-Year Credit Derivatives Index - High Yield	5.000%	6-20-22	4.843%	18,200	$1,254	$78
Republic of South Africa	1.000%	6-20-22	2.629	100	(5)	—	*
					$1,249	78

The following over the counter credit default swaps – buy protection(1) were outstanding at June 30, 2017:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount(2)	Value	Unrealized Appreciation (Depreciation)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank plc	(1.000%	)	6-20-22	5,600	$(35)	$(9)
iTraxx Asia ex-Japan Investment Grade Index	JPMorgan Chase Bank N.A.	(1.000%	)	6-20-21	2,800	(37)	(53)
iTraxx Asia ex-Japan Investment Grade Index	Barclays Bank plc	(1.000%	)	12-20-21	300	(3)	(5)
Republic of Korea	Goldman Sachs International	(1.000%	)	6-20-22	5,400	(120)	(10)
Republic of Korea	JPMorgan Chase Bank N.A.	(1.000%	)	12-20-21	3,100	(70)	8
Verizon Communications, Inc.	Barclays Bank plc	(1.000%	)	6-20-22	900	(10)	(5)
						$(275)	$(74)
The following over the counter credit default swaps – sold protection(3) were outstanding at June 30, 2017:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2017(4)	Notional Amount(2)	Value	Unrealized Appreciation (Depreciation)
Glencore International AG	Barclays Bank plc	5.000%	6-20-22	2.877%	1,000	$176	$6
Glencore International AG	Barclays Bank plc	5.000%	12-20-21	2.584	400	68	12
Republic of Korea	Barclays Bank plc	1.000%	12-20-21	0.802	100	2	—	*
Republic of South Africa	Citibank N.A.	1.000%	6-20-22	2.629	300	(13)	—	*
Republic of South Africa	Morgan Stanley & Co. International plc	1.000%	12-20-21	2.409	300	(10)	9
						$223	27

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate Issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	52,468	U.S. Dollar	1,051	8-8-17	Barclays Capital, Inc.	$15	$—
South Korean Won	6,025,779	U.S. Dollar	5,325	8-11-17	Barclays Capital, Inc.	61	—
Colombian Peso	18,824,632	U.S. Dollar	6,380	8-16-17	Barclays Capital, Inc.	240	—
Chilean Peso	2,191,913	U.S. Dollar	3,301	9-22-17	Barclays Capital, Inc.	7	—
Philippine Peso	108,400	U.S. Dollar	2,153	8-8-17	Citibank N.A.	13	—
Australian Dollar	50	U.S. Dollar	38	8-11-17	Citibank N.A.	—	—	*
British Pound	5,980	U.S. Dollar	7,759	8-11-17	Citibank N.A.	—	39
Danish Kroner	12,480	U.S. Dollar	1,889	8-11-17	Citibank N.A.	—	32
Japanese Yen	715,000	U.S. Dollar	6,508	8-14-17	Citibank N.A.	140	—
Polish Zloty	24,205	Euro	5,767	7-5-17	Deutsche Bank AG	55	—
Euro	66,000	U.S. Dollar	74,268	8-11-17	Deutsche Bank AG	—	1,269
Norwegian Krone	54,470	U.S. Dollar	6,420	8-11-17	Deutsche Bank AG	—	109
South African Rand	86,560	U.S. Dollar	6,647	8-11-17	Deutsche Bank AG	75	—
Turkish New Lira	11,680	U.S. Dollar	3,249	8-11-17	Deutsche Bank AG	—	35
U.S. Dollar	4,246	Swiss Franc	4,200	8-11-17	Deutsche Bank AG	144	—
Romanian Leu	13,099	U.S. Dollar	3,232	8-25-17	Deutsche Bank AG	—	54
Euro	7,624	Swiss Franc	8,270	8-11-17	Goldman Sachs International	—	80
Mexican Peso	95,010	U.S. Dollar	5,166	8-11-17	Goldman Sachs International	—	36
New Taiwan Dollar	97,123	U.S. Dollar	3,245	12-18-17	Goldman Sachs International	44	—
Euro	2,913	Swedish Krona	28,383	7-17-17	Morgan Stanley International	42	—
U.S. Dollar	6,492	Australian Dollar	8,580	7-26-17	Morgan Stanley International	100	—
Euro	2,000	U.S. Dollar	2,249	8-11-17	Morgan Stanley International	—	40
South Korean Won	8,427,299	U.S. Dollar	7,496	8-11-17	Morgan Stanley International	133	—
U.S. Dollar	3,279	Chinese Yuan Renminbi Offshore	22,470	8-11-17	Morgan Stanley International	25	—
						$1,094	$1,694

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bond	Long	9-11-17	12	$1,805	$(5)
Euro-Bund 10-Year Bond	Short	9-11-17	51	(9,429)	171

Euro-Buxl 30-Year Bond	Short	9-11-17	42	(7,844)	146
Euro-OAT France Government 10-Year Bond	Short	9-11-17	131	(22,216)	163
U.S. 10 Year Treasury Note	Short	9-29-17	232	(29,123)	69
United Kingdom Long Gilt	Short	9-29-17	37	(6,051)	83
U.S. 2 Year Treasury Note	Short	10-4-17	108	(23,340)	35
U.S. 5 Year Treasury Note	Long	10-4-17	13	1,532	(6)
				$(94,666)	$656

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2017:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Value	Unrealized Appreciation
Receive	3-Month LIBOR	0.240%	11/16/2045	5,761	102	101
Receive	6-Month Prague Interbank Offered Rate	0.958%	7/3/2022	9,388	8	8
					$110	$109

The following over the counter interest rate swap agreements were outstanding at June 30, 2017:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Value	Unrealized (Depreciation)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020	$6,121	$(16)	$(4)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020	14,196	(37)	(37)
						$(53)	$(41)

The following total return swap agreements were outstanding at June 30, 2017:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
Morgan Stanley International	1,500,000	IBoxx EUR Liquid High Yield Index	12/20/2017	$1,713	3-Month Euribor	$(4)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

The following written options were outstanding at June 30, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
AUD versus USD	Morgan Stanley & Co., Inc.	Call	17,160,000	December 2017	$0.78	$112	$(174)
	Morgan Stanley & Co., Inc.	Call	17,160,000	December 2017	0.78	112	(174)
EUR versus USD	Bank of America N.A.	Call	12,137,000	July 2017	1.10	133	(497)
						$357	$(845)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$6	$688	$—
Corporate Debt Securities	—	85,550	—
Other Government Securities	—	87,797	—
United States Government Obligations	—	127,838	—
Short-Term Securities	—	13,072	—
Total	$6	$314,945	$—
Centrally Cleared Credit Default Swaps	$—	$103	$—
Over the Counter Credit Default Swaps	$—	$35	$—
Forward Foreign Currency Contracts	$—	$1,094	$—
Futures Contracts	$667	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$109	$—
Liabilities
Centrally Cleared Credit Default Swaps	$—	$340	$—
Over the Counter Credit Default Swaps	$—	$82	$—
Forward Foreign Currency Contracts	$—	$1,694	$—
Futures Contracts	$11	$—	$—
Over the Counter Interest Rate Swaps	$—	$41	$—
Total Return Swaps	$—	$4	$—
Written Options	$—	$845	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$311,659

Gross unrealized appreciation	4,869
Gross unrealized depreciation	1,577

Net unrealized appreciation	$3,292

SCHEDULE OF INVESTMENTS Ivy California Municipal High Income Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California – 91.2%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006, 0.000%, 6–1–55(A)	$1,500	$68
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A, 5.000%, 4–1–47	300	337
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A, 5.000%, 11–1–46	500	518
CA Muni Fin Auth, Rev Bonds (NorthBay Hlthcare Group), Ser 2017A, 5.000%, 11–1–47	425	466
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012, 5.000%, 11–21–45	250	250
CA Sch Fin Auth, Charter Sch Rev Bonds (Ace Charter Sch-Oblig Group), Ser 2016A, 5.000%, 6–1–52	300	282
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A, 5.000%, 6–1–52	300	284
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Edu–Oblig Group), Ser 2017A, 5.250%, 6–1–52	250	254
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch-blig Group), Ser 2016, 5.000%, 8–1–41	250	273
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C, 5.000%, 7–1–31	250	277
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A, 5.000%, 7–1–48	350	368
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A, 5.000%, 7–1–49(B)	300	317
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A, 5.250%, 12–1–56	250	273
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A, 5.250%, 12–1–44	250	271
CA Statewide Comnty Dev Auth, Sch Fac Rev Bonds (Alliance for College Ready Pub Sch–47th and Main Proj), Ser 2012A, 6.375%, 7–1–47	100	110
CA Various Purp GO Bonds, 5.000%, 9–1–46	500	582
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A, 3.500%, 9–1–43	250	230
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9–1–42	200	203
4.250%, 9–1–47	300	306
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A–1, 5.000%, 6–1–29	600	704

Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A–1, 5.000%, 6–1–33	195	196
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds, 5.750%, 6–1–47	445	449
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds, 5.300%, 6–1–37	150	152
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC), 5.000%, 9–1–47	150	169
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017, 5.000%, 9–1–33	500	566
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B, 5.000%, 5–15–46	300	340
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C, 7.000%, 11–1–34	300	426
Murrieta, CA, Cmnty Fac Dist No. 2005–5, Spl Tax Bonds (Golden City), Ser 2017A, 5.000%, 9–1–46	300	327
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac–Area A), Ser 2017: 5.000%, 9–1–42	130	140
5.000%, 9–1–47	230	247
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013, 5.000%, 9–15–27	40	44
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11–1–39	175	171
5.000%, 11–1–39	500	549
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016, 5.000%, 9–1–46	250	278
Redev Agy of the City of San Jose, Merged Area Redev Proj Tax Alloc Bonds, Ser 2007B, 4.250%, 8–1–36	250	250
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A, 5.000%, 9–1–35	250	281
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016, 5.000%, 9–1–41	250	277
San Bernardino, CA, Cmnty Fac Dist No. 2006–1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016, 4.000%, 9–1–42	250	252
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011, 7.500%, 12–1–41	100	117
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB, 4.000%, 11–1–39	250	265
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A, 5.000%, 3–1–47	200	228
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC), 4.000%, 8–1–40	250	255

Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds, 5.000%, 6–1–37	250	250
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D, 0.000%, 6–1–46(A)	300	29
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7–1–30	45	45
3.750%, 7–1–31	255	259
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015–1 Spl Tax Bonds, Ser 2017, 5.000%, 9–1–47	300	327

		13,262

Puerto Rico – 4.5%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2011C, 5.750%, 7–1–36(C)	85	51
PR Aqueduct and Sewer Auth, Rev Bonds, Ser 2012A, 5.125%, 7–1–37	50	39
PR Aqueduct and Sewer Auth, Rev Bonds, Ser A, 6.000%, 7–1–44	250	203
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser VV (Insured by FGIC), 5.250%, 7–1–35	120	128
PR Elec Power Auth, Power Rev Rfdg Bonds, Ser VV (Insured by MBIA), 5.250%, 7–1–29	60	64
PR Hwy and Trans Auth, Trans Rev Rfdg Bonds, Ser 2007N, 5.250%, 7–1–32	95	102
PR Sales Tax Fin Corp., Sales Tax Rev Bonds, Sr Ser 2011C, 5.000%, 8–1–46	100	60

		647

Virgin Islands – 0.6%
VI Pub Fin Auth, Sub Rev Bonds (VI Matching Fund Loan Note – Cruzan Proj), Ser 2009A, 5.000%, 10–1–29	100	82

TOTAL MUNICIPAL BONDS – 96.3%		$13,991
(Cost: $13,794)

SHORT-TERM SECURITIES

Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17(D)	155	155

Municipal Obligations – 3.9%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps), 0.840%, 7–7–17(D)	375	375
The Regents of the Univ of CA, Gen Rev Bonds, Ser AL (BVAL plus 9 bps), 0.910%, 7–7–17(D)	200	200

		575

TOTAL SHORT-TERM SECURITIES – 5.0%		$730
(Cost: $730)

TOTAL INVESTMENT SECURITIES – 101.3%		$14,721
(Cost: $14,524)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.3%)		(189)

NET ASSETS – 100.0%		$14,532

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Purchased on a when-issued basis with settlement subsequent to June 30, 2017.

(C)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$13,991	$—
Short-Term Securities	—	730	—
Total	$—	$14,721	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FGIC = Financial Guaranty Insurance Co.

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

MBIA = Municipal Bond Insurance Association

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$14,524

Gross unrealized appreciation	306
Gross unrealized depreciation	(109)

Net unrealized appreciation	$197

SCHEDULE OF INVESTMENTS
Ivy Crossover Credit Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust, 3.500%, 5–26–22	$250	$257

TOTAL ASSET-BACKED SECURITIES – 0.9%		$257
(Cost: $253)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.6%
Coach, Inc., 4.125%, 7–15–27	750	742

Cable & Satellite – 1.8%
Time Warner, Inc. (GTD by Historic TW, Inc.), 3.800%, 2–15–27	500	503

Hotels, Resorts & Cruise Lines – 3.5%
Wyndham Worldwide Corp., 4.500%, 4–1–27	1,000	1,032

Restaurants – 3.6%
Darden Restaurants, Inc., 3.850%, 5–1–27	1,000	1,016

Total Consumer Discretionary – 11.5%		3,293
Consumer Staples
Distillers & Vintners – 4.5%
Constellation Brands, Inc.:
3.700%, 12–6–26	1,000	1,019
4.500%, 5–9–47	250	258

		1,277

Total Consumer Staples – 4.5%		1,277
Energy
Integrated Oil & Gas – 1.7%
Cenovus Energy, Inc., 4.250%, 4–15–27(A)	500	476

Oil & Gas Exploration & Production – 6.1%
Canadian Natural Resources Ltd., 3.850%, 6–1–27	750	746
Cimarex Energy Co., 3.900%, 5–15–27	1,000	1,005

		1,751

Oil & Gas Storage & Transportation – 6.5%
Enbridge, Inc., 2.900%, 7–15–22	500	499
Energy Transfer Partners L.P., 4.900%, 3–15–35	375	365
Plains All American Pipeline L.P. and PAA Finance Corp., 4.500%, 12–15–26	500	506
Williams Partners L.P., 3.750%, 6–15–27	500	495

		1,865

Total Energy – 14.3%		4,092
Financials
Consumer Finance – 7.1%
Capital One Financial Corp., 3.750%, 7–28–26	250	244
Discover Bank, 3.450%, 7–27–26	500	484

Ford Motor Credit Co. LLC, 3.339%, 3–28–22	1,000	1,014
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.), 3.450%, 4–10–22	250	254

		1,996

Diversified Banks – 9.9%
Banco Santander S.A., 3.500%, 4–11–22	250	256
Bank of America Corp., 4.200%, 8–26–24	500	518
Barclays plc, 4.836%, 5–9–28	1,000	1,021
Synchrony Bank, 3.000%, 6–15–22	250	249
Wells Fargo & Co.:
3.584%, 5–22–28	250	253
4.400%, 6–14–46	500	507

		2,804

Investment Banking & Brokerage – 3.6%
Goldman Sachs Group, Inc. (The), 4.250%, 10–21–25	1,000	1,034

Life & Health Insurance – 2.6%
American Financial Group, Inc., 4.500%, 6–15–47	500	510
Brighthouse Financial, Inc., 3.700%, 6–22–27(A)	250	246

		756

Other Diversified Financial Services – 5.3%
Citigroup, Inc., 4.450%, 9–29–27	500	520
JPMorgan Chase & Co., 3.625%, 12–1–27	1,000	990

		1,510

Total Financials – 28.5%		8,100
Industrials
Aerospace & Defense – 1.8%
BAE Systems Holdings, Inc., 3.850%, 12–15–25(A)	500	520

Electrical Components & Equipment – 3.5%
Arrow Electronics, Inc., 3.875%, 1–12–28	1,000	996

Total Industrials – 5.3%		1,516
Information Technology
Communications Equipment – 3.6%
L-3 Communications Corp., 3.850%, 12–15–26	1,000	1,031

Electronic Components – 0.9%
Maxim Integrated Products, Inc., 3.450%, 6–15–27	250	247

Electronic Manufacturing Services – 3.7%
Jabil Circuit, Inc., 4.700%, 9–15–22	1,000	1,063

Technology Hardware, Storage & Peripherals – 1.8%
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6–1–23	500	521

Total Information Technology – 10.0%		2,862
Materials
Diversified Metals & Mining – 3.5%
Anglo American Capital plc, 3.750%, 4–10–22(A)	1,000	1,005

Specialty Chemicals – 3.5%
Sherwin–Williams Co. (The), 3.125%, 6–1–24	1,000	1,005

Total Materials – 7.0%		2,010
Real Estate
Retail REITs – 1.8%
DDR Corp., 4.700%, 6–1–27	500	501

Specialized REITs – 3.5%
Crown Castle International Corp., 4.750%, 5–15–47	1,000	1,018

Total Real Estate – 5.3%		1,519
Telecommunication Services
Integrated Telecommunication Services – 3.4%
AT&T, Inc., 3.400%, 5–15–25	1,000	983

Total Telecommunication Services – 3.4%		983
Utilities
Multi-Utilities – 5.1%
Dominion Resources, Inc., 2.850%, 8–15–26	1,000	954
EDP Finance B.V.,
3.625%, 7-15-24(A)	500	496

		1,450

Total Utilities – 5.1%		1,450
TOTAL CORPORATE DEBT SECURITIES –94.9%		$27,102
(Cost: $26,867)

SHORT-TERM SECURITIES
Master Note 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7-5-17 (B)	721	721

TOTAL SHORT-TERM SECURITIES – 2.5%		$721
(Cost: $721)

TOTAL INVESTMENT SECURITIES – 98.3%		$28,080
(Cost: $27,841)

CASH AND OTHER ASSETS, NET OF LIABILITIES –1.7%		480

NET ASSETS – 100.0%		$28,560

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $2,743 or 9.6% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$257	$—
Corporate Debt Securities	—	27,102	—
Short-Term Securities	—	721	—
Total	$—	$28,080	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$27,841

Gross unrealized appreciation	297
Gross unrealized depreciation	(58)

Net unrealized appreciation	$239

SCHEDULE OF INVESTMENTS Ivy IG International Small Cap Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Consumer Discretionary – 1.9%
Ardent Leisure Group	219	$316
Super Retail Group Ltd.	59	371

		687

Energy – 0.7%
Santos Ltd.	110	256

Information Technology – 1.2%
carsales.com Ltd.	45	397

Materials – 0.8%
Evolution Mining Ltd.	153	284

Utilities – 0.7%
Spark Infrastructure Group	123	247

Total Australia – 5.3%		$1,871
Austria
Industrials – 1.0%
Andritz AG	6	352

Total Austria – 1.0%		$352
Belgium
Materials – 1.1%
Tessenderlo Chemie N.V.(A)	9	382

Total Belgium – 1.1%		$382
China
Consumer Discretionary – 1.7%
Global Brands Group Holding Ltd.(A)	2,492	262
Man Wah Holdings Ltd.	361	324

		586

Industrials – 0.7%
Zhuzhou CSR Times Electric Co. Ltd., H Shares	53	261

Total China – 2.4%		$847
France
Consumer Discretionary – 1.4%
Faurecia S.A.	3	164
Havas S.A.	30	319

		483

Financials – 0.2%
Rothschild & Co.(A)	2	62

Industrials – 2.8%
Alstom	10	347
Teleperformance SE(A)	5	666

		1,013

Information Technology – 3.4%
Sopra Steria Group S.A.	4	598
Ubisoft Entertainment S.A.(A)	11	620

		1,218

Utilities – 1.3%
Rubis Group	4	472

Total France – 9.1%		$3,248
Germany
Consumer Discretionary – 1.0%
TAKKT AG	14	341

Financials – 0.8%
FinTech Group AG(A)	14	277

Health Care – 1.3%
Sartorius AG	5	453

Industrials – 2.8%
Duerr AG	5	624
Sixt SE	8	390

		1,014

Information Technology – 2.0%
Dialog Semiconductor plc(A)	5	234
Rocket Internet SE(A)	7	149
United Internet AG	6	346

		729

Materials – 2.8%
Aurubis AG	5	374
Biotechnology Research and Information Network AG(A)	8	163
Fuchs Petrolub SE	8	455

		992

Total Germany – 10.7%		$3,806
Hong Kong
Industrials – 0.4%
Pacific Basin Shipping Ltd.	667	147

Total Hong Kong – 0.4%		$147
Ireland
Consumer Discretionary – 2.1%
Dalata Hotel Group plc(A)	134	738

Consumer Staples – 1.4%
Origin Enterprises plc	6	45
Total Produce plc	184	456

		501

Health Care – 1.4%
UDG Healthcare plc	43	483

Industrials – 0.6%
Kingspan Group plc	7	230

Materials – 1.2%
Smurfit Kappa Group plc	14		435

Total Ireland – 6.7%			$2,387
Isle Of Man
Consumer Discretionary – 1.7%
GVC Holdings plc	61		601

Energy – 1.5%
Playtech plc	42		520

Information Technology – 1.3%
Paysafe Group plc(A)	71		472

Total Isle Of Man – 4.5%			$1,593
Italy
Financials – 0.5%
Mediobanca S.p.A.	16		161

Industrials – 1.1%
Prysmian S.p.A.	14		417

Total Italy – 1.6%			$578
Japan
Consumer Discretionary – 5.3%
Hitachi Maxwell Ltd.	19		382
NGK Spark Plug Co. Ltd.	20		416
Nifco, Inc.	10		542
Ryohin Keikaku Co. Ltd.	2		524

			1,864

Consumer Staples – 2.3%
Kewpie Corp.	7		178
Matsumotokiyoshi Holdings Co. Ltd.	11		631

			809

Energy – 0.8%
Nippon Gas Co. Ltd.	9		291

Financials – 3.5%
Gunma Bank Ltd. (The)	46		276
Hiroshima Bank Ltd. (The)	90		398
Suruga Bank Ltd.	23		562

			1,236

Health Care – 1.1%
Nippon Shinyaku Co. Ltd.	6		384

Industrials – 6.2%
Daifuku Co. Ltd.	21		611
Ebara Corp.	14		390
Hoshizaki Electric Co. Ltd.	4		343
OSG Corp.	28		561
Tsubaki Nakashima Co. Ltd.	17		330

			2,235

Information Technology – 5.0%
Alps Electric Co. Ltd.	15		423
DISCO Corp.	2		319
SCSK Corp.	12		524
Shimadzu Corp.	26		487

			1,753

Materials – 2.3%
Maruichi Steel Tube Ltd.	12		345
Zeon Corp.	45		479

			824

Real Estate – 4.5%
GLP J-REIT	—	*	491
Ichigo, Inc.	124		368
Kenedix Office Investment Corp.	—	*	256
TechnoPro Holdings, Inc.	13		514

			1,629

Total Japan – 31.0%			$11,025
Jersey
Information Technology – 0.8%
XLMedia plc	165		275

Total Jersey – 0.8%			$275
Luxembourg
Real Estate – 0.9%
Grand City Properties S.A.	16		324

Total Luxembourg – 0.9%			$324
Netherlands
Information Technology – 0.8%
ASM International N.V.	5		269

Materials – 1.4%
Royal DSM Heerlen	7		518

Total Netherlands – 2.2%			$787
Singapore
Real Estate – 1.6%
Manulife U.S. REIT	626		563

Total Singapore – 1.6%			$563
Spain
Consumer Discretionary – 1.2%
Telepizza Group S.A.(A)	75		431

Health Care – 1.0%
Almirall S.A.	21		347

Industrials – 1.2%
Gamesa Corporacion Tecnologica S.A.	20		423

Total Spain – 3.4%			$1,201

Sweden
Consumer Discretionary – 0.8%
Dometic Group AB	34	297

Total Sweden – 0.8%		$297
Switzerland
Financials – 1.0%
Helvetia Holding AG	1	340

Total Switzerland – 1.0%		$340
United Kingdom
Consumer Discretionary – 3.6%
Bellway plc	13	507
Coats Group plc	318	323
Merlin Entertainments plc	54	337
SuperGroup plc	8	151

		1,318

Financials – 2.7%
Arrow Global Group plc	23	122
Direct Line Insurance Group plc	57	265
St. James’s Place plc	20	305
TP ICAP plc	49	296

		988

Industrials – 2.3%
Diploma plc	36	518
National Express Group plc	53	253

		771

Materials – 0.6%
Randgold Resources Ltd.	2	213

Real Estate – 0.6%
Great Portland Estates plc	26	200

Total United Kingdom – 9.8%		$3,490

TOTAL COMMON STOCKS – 94.3%		$33,513
(Cost: $30,209)

PREFERRED STOCKS
Germany
Health Care – 0.5%
Dragerwerk AG & Co. KGaA	2	191

Total Germany – 0.5%		$191

TOTAL PREFERRED STOCKS – 0.5%		$191
(Cost: $158)

SHORT-TERM SECURITIES	Principal
Master Note – 4.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.440%, 7-5-17(B)	$1,423	1,423

TOTAL SHORT-TERM SECURITIES – 4.0%		$1,423
(Cost: $1,423)

TOTAL INVESTMENT SECURITIES – 98.8%		$35,127
(Cost: $31,790)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.2%		423

NET ASSETS – 100.0%		$35,550

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$33,513	$—	$—
Preferred Stocks	191	—	—
Short-Term Securities	—	1,423	—
Total	$33,704	$1,423	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$31,790

Gross unrealized appreciation	3,861
Gross unrealized depreciation	(524)

Net unrealized appreciation	$3,337

SCHEDULE OF INVESTMENTS Ivy PineBridge High Yield Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014–2B, 4.625%, 9–3–22	$285	$293

TOTAL ASSET-BACKED SECURITIES – 0.4%		$293
(Cost: $293)

CORPORATE DEBT SECURITIES
Consumer Discretionary
Broadcasting – 1.5%
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	475	485
Sirius XM Radio, Inc., 5.375%, 7–15–26(A)	725	750

		1,235

Cable & Satellite – 8.7%
Altice Financing S.A., 7.500%, 5–15–26(A)	850	944
Altice S.A., 7.625%, 2–15–25(A)	700	770
Block Communications, Inc., 6.875%, 2–15–25(A)	450	483
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 4.908%, 7–23–25	500	540
CSC Holdings LLC, 5.250%, 6–1–24	650	663
DISH DBS Corp., 6.750%, 6–1–21	500	555
Hughes Satellite Systems Corp., 6.625%, 8–1–26	525	564
Intelsat Jackson Holdings S.A., 5.500%, 8–1–23	425	352
Numericable–SFR S.A., 7.375%, 5–1–26(A)	1,025	1,111
Telesat Canada and Telesat LLC, 8.875%, 11–15–24(A)	455	511
Ziggo Secured Finance B.V., 5.500%, 1–15–27(A)	550	562

		7,055

Casinos & Gaming – 4.2%
Caesars Growth Properties Holdings LLC and Caesars Growth Properties Finance, Inc., 9.375%, 5–1–22	525	570
Chester Downs and Marina LLC, 9.250%, 2–1–20(A)	350	361
ESH Hospitality, Inc., 5.250%, 5–1–25(A)	525	544
GLP Capital L.P. and GLP Financing II, Inc., 5.375%, 4–15–26	350	382
International Game Technology plc, 6.500%, 2–15–25(A)	455	499
Mohegan Tribal Gaming Authority (The), 7.875%, 10–15–24(A)	375	390
Scientific Games International, Inc. (GTD by Scientific Games Corp.), 10.000%, 12–1–22	550	603

		3,349

Consumer Electronics – 0.9%
Conn’s, Inc., 7.250%, 7–15–22	800	739

Home Furnishings – 0.5%
Tempur Sealy International, Inc., 5.500%, 6–15–26	375	381

Homebuilding – 2.7%
AV Homes, Inc., 6.625%, 5–15–22(A)	375	387
Lennar Corp., 4.500%, 4–30–24	375	388
Mattamy Group Corp., 6.875%, 12–15–23(A)	525	536
Meritage Homes Corp., 7.000%, 4–1–22	225	256
Weekley Homes LLC and Weekley Finance Corp., 6.000%, 2–1–23	575	559

		2,126

Hotels, Resorts & Cruise Lines – 1.9%
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc., 6.125%, 12–1–24(A)	553	604
NCL Corp. Ltd., 4.750%, 12–15–21(A)	350	363
Silversea Cruise Finance Ltd., 7.250%, 2–1–25(A)	550	586

		1,553

Internet & Direct Marketing Retail – 0.6%
Netflix, Inc., 5.875%, 2–15–25	460	509

Leisure Facilities – 0.5%
Six Flags Entertainment Corp., 4.875%, 7–31–24(A)	385	387

Publishing – 0.5%
A. H. Belo Corp., 7.750%, 6–1–27	334	371

Restaurants – 1.2%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.), 5.000%, 10–1–24(A)	600	597
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC, 4.750%, 6–1–27(A)	395	403

		1,000

Total Consumer Discretionary – 23.2%		18,705
Consumer Staples
Food Retail – 0.6%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC, 5.750%, 3–15–25(A)	510	474

Household Products – 0.8%
First Quality Finance Co., Inc., 5.000%, 7–1–25(A)	604	616

Packaged Foods & Meats – 0.6%
Land O’Lakes Capital Trust I, 7.450%, 3–15–28(A)	425	488

Total Consumer Staples – 2.0%		1,578
Energy
Coal & Consumable Fuels – 0.5%
CONSOL Energy, Inc., 6.875%, 6–15–25(A)	380	391

Oil & Gas Drilling – 0.6%
KCA Deutag UK Finance plc, 9.875%, 4–1–22(A)	475	461

Oil & Gas Equipment & Services – 1.2%
Forum Energy Technologies, Inc., 6.250%, 10–1–21	375	366
SESI LLC, 7.125%, 12–15–21	375	357
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC), 9.875%, 2–15–24(A)	250	261

		984

Oil & Gas Exploration & Production – 5.6%
Antero Midstream Partners L.P. and Antero Midstream Finance Corp., 5.375%, 9–15–24(A)	450	460
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC), 5.000%, 9–15–22	325	319
Denbury Resources, Inc., 9.000%, 5–15–21(A)	650	620
Hilcorp Energy I L.P. and Hilcorp Finance Co., 5.000%, 12–1–24(A)	625	575
Murphy Oil USA, Inc. (GTD by Murphy USA), 5.625%, 5–1–27	375	390

Newfield Exploration Co., 5.375%, 1–1–26	350	362
RSP Permian, Inc., 5.250%, 1–15–25(A)	375	375
Sanchez Energy Corp., 6.125%, 1–15–23	625	500
SM Energy Co., 5.625%, 6–1–25	500	451
WPX Energy, Inc., 7.500%, 8–1–20	490	515

		4,567

Oil & Gas Refining & Marketing – 1.9%
Carrizo Oil & Gas, Inc., 6.250%, 4–15–23	450	433
EP Energy LLC and Everest Acquisition Finance, Inc., 8.000%, 11–29–24(A)	450	449
PBF Holding Co. LLC and PBF Finance Corp., 7.250%, 6–15–25(A)	626	603

		1,485

Oil & Gas Storage & Transportation – 4.1%
Cheniere Corpus Christi Holdings LLC, 7.000%, 6–30–24	650	724
Genesis Energy L.P. and Genesis Energy Finance Corp., 6.000%, 5–15–23	675	662
Holly Energy Partners L.P. and Holly Energy Finance Corp., 6.000%, 8–1–24(A)	550	572
Rose Rock Midstream L.P. and Rose Rock Finance Corp., 5.625%, 7–15–22	375	361
Summit Midstream Holdings LLC and Summit Midstream Finance Corp., 5.500%, 8–15–22	375	375
Tallgrass Energy Partners L.P. and Tallgrass Energy Finance Corp., 5.500%, 9–15–24(A)	550	557

		3,251

Total Energy – 13.9%		11,139
Financials
Consumer Finance – 5.3%
Ally Financial, Inc., 5.750%, 11–20–25	1,125	1,183
Credit Acceptance Corp., 7.375%, 3–15–23	725	754
Enova International, Inc., 9.750%, 6–1–21	700	728
FirstCash, Inc., 5.375%, 6–1–24(A)	245	256
Quicken Loans, Inc., 5.750%, 5–1–25(A)	725	749
Springleaf Finance Corp., 6.125%, 5–15–22	550	580

		4,250

Financial Exchanges & Data – 1.0%
Donnelley Financial Solutions, Inc., 8.250%, 10–15–24	725	769

Investment Banking & Brokerage – 0.7%
LPL Holdings, Inc., 5.750%, 9–15–25(A)	575	598

Mortgage REITs – 0.7%
iStar, Inc., 6.000%, 4–1–22	550	564

Property & Casualty Insurance – 1.0%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12–15–66(A)	810	773

Specialized Finance – 4.8%
C&S Group Enterprises LLC, 5.375%, 7–15–22(A)	250	246
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT), 5.250%, 6–1–25	450	464
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 6.020%, 6–15–26(A)	1,100	1,211
Hexion U.S. Finance Corp., 6.625%, 4–15–20	600	548
Navient Corp., 5.625%, 8–1–33	700	585
Tervita Escrow Corp., 7.625%, 12–1–21(A)	429	432
UPCB Finance IV Ltd., 5.375%, 1–15–25(A)	350	366

		3,852

Total Financials – 13.5%		10,806
Health Care
Health Care Facilities – 3.1%
Columbia/HCA Healthcare Corp., 7.500%, 11–15–95	750	768
Community Health Systems, Inc.:
7.125%, 7–15–20	475	463
6.250%, 3–31–23	350	361

HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6–15–26	350	377
Tenet Healthcare Corp., 4.625%, 7–15–24(A)	222	222
THC Escrow Corp. III, 4.625%, 7–15–24(A)	327	328

		2,519

Managed Health Care – 0.5%
Centene Corp., 4.750%, 1–15–25	375	385

Pharmaceuticals – 1.3%
Valeant Pharmaceuticals International, Inc., 7.000%, 3–15–24(A)	575	604
VRX Escrow Corp., 5.875%, 5–15–23(A)	470	403

		1,007

Total Health Care – 4.9%		3,911
Industrials
Aerospace & Defense – 0.8%
Orbital ATK, Inc., 5.500%, 10–1–23	250	263
Triumph Group, Inc., 5.250%, 6–1–22	400	398

		661

Airlines – 0.6%
Bristow Group, Inc., 6.250%, 10–15–22	700	448

Building Products – 0.9%
Standard Industries, Inc., 5.000%, 2–15–27(A)	375	383
WESCO Distribution, Inc. (GTD by WESCO International, Inc.), 5.375%, 6–15–24	350	365

		748

Commercial Printing – 0.9%
Cimpress N.V., 7.000%, 4–1–22(A)	725	750

Construction & Engineering – 0.7%
Tutor Perini Corp., 6.875%, 5–1–25(A)	550	579

Construction Machinery & Heavy Trucks – 0.7%
J.B. Poindexter & Co., Inc., 9.000%, 4–1–22(A)	500	524

Diversified Support Services – 0.5%
KAR Auction Services, Inc., 5.125%, 6–1–25(A)	355	362

Electrical Components & Equipment – 1.2%
General Cable Corp., 5.750%, 10–1–22	550	550
Sensata Technologies B.V., 5.000%, 10–1–25(A)	375	392

		942

Industrial Machinery – 0.9%
Moog, Inc., 5.250%, 12–1–22(A)	350	364
Terex Corp., 5.625%, 2–1–25(A)	375	386

		750

Marine Ports & Services – 0.6%
Great Lakes Dredge & Dock Corp., 8.000%, 5–15–22(A)	475	484

Total Industrials – 7.8%		6,248
Information Technology
Application Software – 0.9%
NXP B.V. and NXP Funding LLC, 4.625%, 6–1–23(A)	350	377
Sabre GLBL, Inc., 5.375%, 4–15–23(A)	350	365

		742

Communications Equipment – 0.5%
Plantronics, Inc., 5.500%, 5–31–23(A)	375	392

Data Processing & Outsourced Services – 1.9%
Alliance Data Systems Corp., 5.875%, 11–1–21(A)	475	492
Harland Clarke Holdings Corp.:
9.250%, 3–1–21(A)	500	489
8.375%, 8–15–22(A)	465	495

		1,476

Electronic Components – 0.7%
EnerSys, 5.000%, 4–30–23(A)	550	566

Internet Software & Services – 0.4%
VeriSign, Inc., 4.750%, 7–15–27(A)	344	348

IT Consulting & Other Services – 0.7%
CDW LLC and CDW Finance Corp. (GTD by CDW Corp.),
5.000%, 9–1–25	300	312
SAIC, Inc. (GTD by Science Applications International Corp.),
4.450%, 12–1–20	250	261

		573

Technology Distributors – 0.1%
Ingram Micro, Inc.,
5.450%, 12–15–24(B)	93	96

Technology Hardware, Storage & Peripherals – 1.7%
Nuance Communications, Inc.,
5.625%, 12–15–26(A)	350	374
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 1–1–25	675	678
Western Digital Corp.,
10.500%, 4–1–24	225	265

		1,317

Total Information Technology – 6.9%		5,510
Materials
Aluminum – 0.7%
Novelis Corp. (GTD by Novelis, Inc.),
5.875%, 9–30–26(A)	550	567

Commodity Chemicals – 0.7%
NOVA Chemicals Corp.,
5.000%, 5–1–25(A)	575	572

Diversified Metals & Mining – 2.0%
Cliffs Natural Resources, Inc.,
5.750%, 3–1–25(A)	400	377
First Quantum Minerals Ltd.,
7.250%, 4–1–23(A)	750	737
FMG Resources August 2006 Partners Ltd.,
4.750%, 5–15–22(A)	475	477

		1,591

Forest Products – 0.7%
Boise Cascade Co.,
5.625%, 9–1–24(A)	575	592

Metal & Glass Containers – 1.3%
Crown Cork & Seal Co., Inc.,
7.375%, 12–15–26	260	301
HudBay Minerals, Inc.,
7.625%, 1–15–25(A)	365	382
Owens-Brockway Glass Container, Inc.,
5.375%, 1–15–25(A)	350	373

		1,056

Paper Packaging – 1.0%
Cascades, Inc.,
5.750%, 7–15–23(A)	750	767

Precious Metals & Minerals – 0.4%
Coeur Mining, Inc.,
5.875%, 6–1–24(A)	360	349

Specialty Chemicals – 1.0%
Chemours Co. (The),
5.375%, 5–15–27	375	385
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25(A)	360	378

		763

Steel – 2.5%
AK Steel Corp. (GTD by AK Holding, AK Tube LLC and AK Steel Properties, Inc.),
7.500%, 7–15–23	350	378
ArcelorMittal,
6.125%, 6–1–25	500	560
Grinding Media, Inc. and MC Grinding Media Canada, Inc.,
7.375%, 12–15–23(A)	450	489
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp.,
7.500%, 6–15–25(A)	560	553

		1,980

Total Materials – 10.3%		8,237
Real Estate
Industrial REITs – 1.9%
Aircastle Ltd.,
5.000%, 4–1–23	725	774

Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.),
5.875%, 4–1–24	750	773

		1,547

Real Estate Operating Companies – 0.6%
Starwood Property Trust, Inc.,
5.000%, 12–15–21(A)	475	494

Real Estate Services – 0.6%
Realogy Group LLC and Realogy Co–Issuer Corp.,
4.875%, 6–1–23(A)	475	479

Total Real Estate – 3.1%		2,520
Telecommunication Services
Alternative Carriers – 1.1%
Cogent Communications Holdings, Inc.,
5.375%, 3–1–22(A)	560	588
Zayo Group LLC and Zayo Capital, Inc.,
6.375%, 5–15–25	250	270

		858

Integrated Telecommunication Services – 4.3%
CenturyLink, Inc.,
5.625%, 4–1–25	361	360
Embarq Corp.,
7.995%, 6–1–36	450	455
Sprint Corp.:
7.250%, 9–15–21	1,009	1,121
7.875%, 9–15–23	1,325	1,524

		3,460

Total Telecommunication Services – 5.4%		4,318
Utilities
Electric Utilities – 1.2%
Dynegy, Inc.,
8.000%, 1–15–25(A)	375	364
NRG Yield Operating LLC,
5.000%, 9–15–26(A)	575	585

		949

Independent Power Producers & Energy Traders –0.7%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC),
5.875%, 2–1–24(A)	550	579

Multi-Utilities – 1.5%
MGE Energy Corp.:
6.375%, 1–30–23(A)	926	715
6.500%, 1–15–25(A)	561	511

		1,226

Renewable Electricity – 0.6%
TerraForm Power Operating LLC (GTD by TerraForm Power LLC),
6.375%, 2–1–23(A)(B)	450	468

Total Utilities – 4.0%		3,222

TOTAL CORPORATE DEBT SECURITIES – 95.0%		$76,194
(Cost: $76,477)

SHORT-TERM SECURITIES
Commercial Paper(C) – 3.0%
Federal National Mortgage Association,
0.964%, 7–3–17	2,426	2,426

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.440%, 7–5–17 (D)	238	238

TOTAL SHORT-TERM SECURITIES – 3.3%		$2,664
(Cost: $2,664)

TOTAL INVESTMENT SECURITIES – 98.7%		$79,151
(Cost: $79,434)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		1,031

NET ASSETS – 100.0%		$80,182

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $43,396 or 54.1% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(C)	Rate shown is the yield to maturity at June 30, 2017.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$293	$—
Corporate Debt Securities	—	76,194	—
Short-Term Securities	—	2,664	—
Total	$—	$79,151	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$79,434

Gross unrealized appreciation	557
Gross unrealized depreciation	(840)

Net unrealized depreciation	$(283)

SCHEDULE OF INVESTMENTS Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Consumer Discretionary
Automotive Retail – 0.4%
Allison Transmission, Inc., 5.000%, 10–1–24 (A)	$65	$67

Broadcasting – 2.6%
AMC Networks, Inc., 5.000%, 4–1–24	100	102
Clear Channel Outdoor Holdings, Inc., 6.500%, 11–15–22	85	87
Sirius XM Radio, Inc., 5.375%, 7–15–26 (A)	105	109
Univision Communications, Inc., 5.125%, 5–15–23 (A)	96	97

		395

Cable & Satellite – 4.0%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.750%, 2–15–26 (A)	57	61
5.125%, 5–1–27 (A)	220	225
DISH DBS Corp., 5.875%, 11–15–24	226	241
Sirius XM Radio, Inc., 6.000%, 7–15–24 (A)	50	53

		580

Casinos & Gaming – 4.1%
Caesars Entertainment Resort Properties LLC, 11.000%, 10–1–21 (B)	60	64
ESH Hospitality, Inc., 5.250%, 5–1–25 (A)	50	52
GLP Capital L.P. and GLP Financing II, Inc., 4.875%, 11–1–20	40	43
MGM Resorts International:
6.625%, 12–15–21	70	79
6.000%, 3–15–23	69	76
Scientific Games International, Inc. (GTD by Scientific Games Corp.), 10.000%, 12–1–22	189	206
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp., 5.500%, 3–1–25 (A)	80	84

		604

Consumer Electronics – 0.8%
Spectrum Brands, Inc. (GTD by SB/RH Holdings), 5.750%, 7–15–25	115	123

General Merchandise Stores – 1.4%
Dollar Tree, Inc., 5.750%, 3–1–23	196	207

Hotels, Resorts & Cruise Lines – 0.3%
Hilton Domestic Operating Co., Inc., 4.250%, 9–1–24 (A)	50	51

Internet & Direct Marketing Retail – 1.7%
Argos Merger Sub, Inc., 7.125%, 3–15–23 (A)	172	153
Netflix, Inc., 4.375%, 11–15–26 (A)	103	103

		256

Leisure Facilities – 0.3%
Six Flags Entertainment Corp., 4.875%, 7–31–24 (A)	50	50

Restaurants – 2.7%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
6.000%, 4–1–22 (A)	165	171
4.250%, 5–15–24 (A)	91	90
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC, 5.000%, 6–1–24 (A)	135	141

		402

Specialized Consumer Services – 0.9%
Nielsen Finance LLC and Nielsen Finance Co., 5.000%, 4–15–22 (A)	128	133

Specialty Stores – 0.7%
NBTY, Inc., 7.625%, 5–15–21 (A)	100	106

Total Consumer Discretionary – 19.9%		2,974

Consumer Staples
Drug Retail – 0.5%
Rite Aid Corp., 6.125%, 4–1–23 (A)	75	74

Food Retail – 0.9%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6–15–24 (A)	100	98
5.750%, 3–15–25 (A)	50	47

		145

Packaged Foods & Meats – 0.9%
Post Holdings, Inc., 5.000%, 8–15–26 (A)	130	130

Total Consumer Staples – 2.3%		349
Energy
Coal & Consumable Fuels – 1.1%
CONSOL Energy, Inc., 5.875%, 4–15–22	124	122
Murray Energy Corp. (GTD by Murray Energy Holdings Co.), 11.250%, 4–15–21 (A)	50	38

		160

Oil & Gas Drilling – 0.8%
Ensco plc, 5.750%, 10–1–44	50	33
Transocean, Inc., 9.000%, 7–15–23 (A)	80	83

		116

Oil & Gas Exploration & Production – 5.7%
Antero Resources Corp., 5.375%, 11–1–21	90	91
Ascent Resources Utica Holdings LLC and ARU Finance Corp. (GTD by Ascent Resources – Utica LLC), 10.000%, 4–1–22 (A)	62	62
California Resources Corp., 8.000%, 12–15–22 (A)	238	150
Chesapeake Energy Corp.:
8.000%, 12–15–22 (A)	50	53
8.000%, 1–15–25 (A)	75	74
Concho Resources, Inc., 5.500%, 4–1–23	100	103
Continental Resources, Inc., 4.500%, 4–15–23	135	128
Jupiter Resources, Inc., 8.500%, 10–1–22 (A)	42	32
MEG Energy Corp., 7.000%, 3–31–24 (A)	50	39
Sanchez Energy Corp., 6.125%, 1–15–23	115	92
Southwestern Energy Co., 6.700%, 1–23–25	50	49

		873

Oil & Gas Refining & Marketing – 1.0%
EP Energy, 9.375%, 5–1–20	90	71
EP Energy LLC and Everest Acquisition Finance, Inc., 8.000%, 2–15–25 (A)	102	76

		147

Oil & Gas Storage & Transportation – 3.2%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	164	175
5.125%, 6–30–27 (A)	70	72
CITGO Holding, Inc., 10.750%, 2–15–20 (A)	59	64
Energy Transfer Equity L.P.:
5.875%, 1–15–24	65	69
5.500%, 6–1–27	50	52
Williams Co., Inc. (The), 4.550%, 6–24–24	50	51

		483

Total Energy – 11.8%		1,779
Financials
Consumer Finance – 1.6%
Ally Financial, Inc., 5.750%, 11–20–25	64	67
Quicken Loans, Inc., 5.750%, 5–1–25 (A)	50	52
Springleaf Finance Corp.:
8.250%, 12–15–20	50	56
6.125%, 5–15–22	58	61

		236

Other Diversified Financial Services – 1.5%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp., 5.875%, 2–1–22	225	230

Property & Casualty Insurance – 0.3%
Hub International Ltd., 7.875%, 10–1–21 (A)	50	52

Regional Banks – 1.0%
CIT Group, Inc., 5.000%, 8–15–22	145	156

Specialized Finance – 1.9%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp., 5.875%, 6–15–21 (A)	81	85
SLM Corp., 5.500%, 1–15–19	182	190

		275

Total Financials – 6.3%		949
Health Care
Health Care Equipment – 1.0%
DJO Finco, Inc. and DJO Finance LLC, 8.125%, 6–15–21 (A)	100	93
Hologic, Inc., 5.250%, 7–15–22 (A)	55	58

		151

Health Care Facilities – 8.9%
AmSurg Escrow Corp., 5.625%, 7–15–22	50	52
Community Health Systems, Inc., 6.250%, 3–31–23	139	143
DaVita HealthCare Partners, Inc.:
5.125%, 7–15–24	130	132
5.000%, 5–1–25	51	51
FWCT-2 Escrow Corp., 6.875%, 2–1–22	165	144
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2–1–25	50	53
5.875%, 2–15–26	165	178
HealthSouth Corp., 5.750%, 11–1–24	108	111
LifePoint Health, Inc., 5.500%, 12–1–21	125	129
MPH Acquisition Holdings LLC, 7.125%, 6–1–24 (A)	60	64
Tenet Healthcare Corp., 8.125%, 4–1–22	213	227
THC Escrow Corp. II, 6.750%, 6–15–23	50	50

		1,334

Health Care Supplies – 1.5%
Ortho-Clinical Diagnostics, 6.625%, 5–15–22 (A)	100	96
WellCare Health Plans, Inc., 5.250%, 4–1–25	120	125

		221

Health Care Technology – 0.3%
Change Healthcare Holdings, Inc., 5.750%, 3–1–25 (A)	50	51

Managed Health Care – 1.2%
Centene Escrow Corp., 5.625%, 2–15–21	166	173

Pharmaceuticals – 3.3%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc., 6.000%, 2–1–25 (A)	200	163
Jaguar Holding Co. II and Pharmaceutical Product Development LLC, 6.375%, 8–1–23 (A)	52	55
VRX Escrow Corp.:
5.875%, 5–15–23 (A)	282	242
6.125%, 4–15–25 (A)	50	42

		502

Total Health Care – 16.2%		2,432
Industrials
Aerospace & Defense – 2.7%
Bombardier, Inc.:
8.750%, 12–1–21 (A)	70	78
7.500%, 3–15–25 (A)	156	161
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	50	52
6.500%, 7–15–24	100	103

		394

Air Freight & Logistics – 0.6%
XPO Logistics, Inc., 6.500%, 6–15–22 (A)	80	84

Construction & Engineering – 0.3%
AECOM, 5.125%, 3–15–27 (A)	50	50

Diversified Support Services – 0.9%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
5.875%, 9–15–26	50	53
5.500%, 5–15–27	85	88

		141

Industrial Conglomerates – 0.4%
Tribune Media Co., 5.875%, 7–15–22	55	58

Industrial Machinery – 0.8%
Gates Global LLC and Gates Global Co., 6.000%, 7–15–22 (A)	125	125

Security & Alarm Services – 1.9%
ADT Corp., 3.500%, 7–15–22	50	48
Prime Security Services Borrower LLC, 9.250%, 5–15–23 (A)	221	241

		289

Trading Companies & Distributors – 1.3%
HD Supply, Inc.:
5.250%, 12–15–21 (A)	142	149
5.750%, 4–15–24 (A)	50	53

		202

Trucking – 0.5%
BlueLine Rental Corp. and BlueLine Rental LLC, 9.250%, 3–15–24 (A)	65	68

Total Industrials – 9.4%		1,411
Information Technology
Application Software – 1.0%
Infor (U.S.), Inc., 6.500%, 5–15–22	65	67
Solera LLC and Solera Finance, Inc., 10.500%, 3–1–24 (A)	70	81

		148

Communications Equipment – 0.3%
West Corp., 5.375%, 7–15–22 (A)	50	51

Data Processing & Outsourced Services – 2.3%
First Data Corp.:
7.000%, 12–1–23 (A)	140	149
5.750%, 1–15–24 (A)	192	200

		349

Electronic Equipment & Instruments – 0.4%
Zebra Technologies Corp., 7.250%, 10–15–22	50	53

IT Consulting & Other Services – 0.4%
BMC Software Finance, Inc., 8.125%, 7–15–21 (A)	65	67

Semiconductors – 0.8%
Micron Technology, Inc., 5.250%, 8–1–23 (A)	110	114

Technology Hardware, Storage & Peripherals – 2.9%
EMC Corp., 2.650%, 6–1–20	102	100
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc., 8.625%, 11–15–24 (A)	95	101
Western Digital Corp., 10.500%, 4–1–24	205	242

		443

Total Information Technology – 8.1%		1,225
Materials
Aluminum – 1.0%
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (A)	80	84
5.875%, 9–30–26 (A)	66	68

		152

Commodity Chemicals – 0.6%
NOVA Chemicals Corp., 5.250%, 6–1–27 (A)	96	96

Diversified Chemicals – 0.4%
PSPC Escrow Corp., 6.500%, 2–1–22 (A)	55	57

Diversified Metals & Mining – 2.5%
First Quantum Minerals Ltd.:
7.000%, 2–15–21	50	51
7.500%, 4–1–25 (A)	200	196
Freeport-McMoRan, Inc.:
3.875%, 3–15–23	55	51
5.450%, 3–15–43	85	73

		371

Metal & Glass Containers – 2.1%
Ball Corp.:
4.375%, 12–15–20	82	86
5.250%, 7–1–25	70	77
BWAY Holding Co., 5.500%, 4–15–24 (A)	102	104
Crown Americas LLC and Crown Americas Capital Corp. IV, 4.500%, 1–15–23	50	52

		319

Paper Packaging – 1.4%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.:
5.750%, 10–15–20	130	133
5.125%, 7–15–23 (A)	70	73

		206

Specialty Chemicals – 1.6%
Ashland, Inc., 4.750%, 8–15–22	55	58
Chemours Co. (The), 6.625%, 5–15–23	100	106
Momentive Performance Materials, Inc., 3.880%, 10–24–21	79	78

		242

Total Materials – 9.6%		1,443
Real Estate
Specialized REITs – 2.3%
Equinix, Inc.:
5.875%, 1–15–26	90	98
5.375%, 5–15–27	50	53
Iron Mountain, Inc., 5.750%, 8–15–24	135	138
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC, 8.250%, 10–15–23	50	52

		341

Total Real Estate – 2.3%		341
Telecommunication Services
Alternative Carriers – 1.4%
CommScope Technologies LLC (GTD by CommScope, Inc.), 6.000%, 6–15–25 (A)	60	64
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	50	53
5.750%, 1–15–27 (A)	93	97

		214

Integrated Telecommunication Services – 4.6%
CenturyLink, Inc., 7.500%, 4–1–24	120	131
Frontier Communications Corp.:
10.500%, 9–15–22	49	47
11.000%, 9–15–25	235	218
Sprint Corp.:
7.875%, 9–15–23	205	236
7.125%, 6–15–24	54	60

		692

Wireless Telecommunication Service – 2.0%
SBA Communications Corp., 4.875%, 9–1–24 (A)	50	51
T-Mobile USA, Inc.:
6.625%, 4–1–23	155	164
6.500%, 1–15–26	80	88

		303

Total Telecommunication Services – 8.0%		1,209
Utilities
Electric Utilities – 1.7%
Dynegy, Inc.:
6.750%, 11–1–19	50	52
7.375%, 11–1–22	175	173
NRG Energy, Inc., 6.625%, 1–15–27	34	34

		259

Multi-Utilities – 1.4%
Calpine Corp., 5.750%, 1–15–25	220	206

Total Utilities – 3.1%		465

TOTAL CORPORATE DEBT SECURITIES – 97.0%		$14,577
(Cost: $14,597)

SHORT-TERM SECURITIES
Master Note – 4.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (C)	668	668

TOTAL SHORT-TERM SECURITIES – 4.4%		$668
(Cost: $668)

TOTAL INVESTMENT SECURITIES – 101.4%		$15,245
(Cost: $15,265)

LIABILITIES, NET OF CASH AND OTHER ASSETS (D) – (1.4)%		(210)

NET ASSETS – 100.0%		$15,035

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017 the total value of these securities amounted to $6,553 or 43.6% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Cash of $105 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at June 30, 2017 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Value	Unrealized Appreciation
U.S. 10 Year Treasury Note	Short	9–29–17	43	$(5,398)	$26
U.S. 2 Year Treasury Note	Short	10–4–17	13	(2,809)	4
U.S. 5 Year Treasury Note	Short	10–4–17	49	(5,774)	16
				$(13,981)	$46

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$14,577	$—
Short-Term Securities	—	668	—
Total	$—	$15,245	$—
Futures Contracts	$46	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$15,265

Gross unrealized appreciation	122
Gross unrealized depreciation	(142)
Net unrealized depreciation	$(20)

SCHEDULE OF INVESTMENTS
Ivy ProShares MSCI ACWI Index Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia
Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	1		$12

Consumer Staples – 0.2%
Wesfarmers Ltd.	1		25
Woolworths Ltd.	1		20

			45

Energy – 0.1%
Oil Search Ltd.	1		6
Origin Energy Ltd.	1		6
Woodside Petroleum Ltd.	1		14

			26

Financials – 1.2%
AMP Ltd.	3		11
Australia and New Zealand Banking Group Ltd.	2		47
Commonwealth Bank of Australia	1		76
Insurance Australia Group Ltd.	3		13
Macquarie Group Ltd.	—	*	17
National Australia Bank Ltd.	2		44
QBE Insurance Group Ltd.	1		12
Suncorp Group Ltd.	1		15
Westpac Banking Corp.	2		56

			291

Health Care – 0.1%
CSL Ltd.	—	*	38
Ramsay Health Care Ltd.	—	*	7
Sonic Healthcare Ltd.	1		10

			55

Industrials – 0.1%
Aurizon Holdings Ltd.	2		7
Brambles Ltd.	2		11
Sydney Airport	1		6
Transurban Group	2		16

			40

Materials – 0.3%
Amcor Ltd.	1		12
BHP Billiton plc	2		42
Newcrest Mining Ltd.	1		11
South32 Ltd.	4		8

			73

Real Estate – 0.2%
Dexus	1		6
Goodman Group	2		12
GPT Group	2		7
LendLease Group	—	*	6
Mirvac Group	4		6
Scentre Group	5		15
Stockland Corp. Ltd.	2		6
Vicinity Centres	3		6
Westfield Corp.	2		12

			76

Telecommunication Services – 0.0%
Telstra Corp. Ltd. ADR	3		11

Utilities – 0.0%
AGL Energy Ltd.	1		12
APA Group	1		10

			22

Total Australia – 2.2%			$651
Austria
Energy – 0.0%
OMV AG	—	*	11

Financials – 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	—	*	14

Total Austria – 0.1%			$25
Belgium
Consumer Staples – 0.3%
InBev N.V.	1		63

Financials – 0.1%
ageas N.V.	—	*	11
KBC Group N.V.	—	*	15

			26

Health Care – 0.0%
UCB S.A./N.V.	—	*	7

Materials – 0.0%
Solvay S.A.	—	*	13

Total Belgium – 0.4%			$109
Bermuda
Financials – 0.1%
Arch Capital Group Ltd. (A)	—	*	11
Everest Re Group Ltd.	—	*	8

			19

Industrials – 0.0%
Jardine Strategic Holdings Ltd.	—	*	10

Real Estate – 0.0%
Kerry Properties Ltd.	2		5

Total Bermuda – 0.1%			$34
Brazil
Consumer Discretionary – 0.0%
Kroton Educacional S.A.	1		6
Lojas Renner S.A.	1		7

			13

Consumer Staples – 0.2%
Ambev S.A.	4		23

Energy – 0.1%
Petroleo Brasileiro S.A. (A)	5		19
Ultrapar Participacoes S.A.	—	*	11

			30

Financials – 0.3%
Banco Bradesco S.A.	3		24
Banco do Brasil S.A.	1		5
BB Seguridade Participacoes S.A.	1		7
BM&F Bovespa S.A.	2		14
Itau Unibanco Holdings S.A.	2		29
Itausa Investimentos Itau S.A.	5		13

			92

Industrials – 0.0%
CCR S.A.	1		6

Information Technology – 0.0%
Cielo S.A.	1		6
MercadoLibre, Inc.	—	*	7

			13

Materials – 0.1%
Companhia Vale do Rio Doce, Class A	2		12
Vale S.A.	1		7

			19

Telecommunication Services – 0.0%
Telefonica Brasil S.A. (A)	—	*	6

Utilities – 0.0%
Equatorial Energia S.A.	—	*	6

Total Brazil – 0.7%			$208
Canada
Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	10
Dollarama, Inc.	—	*	13
Magna International, Inc.	—	*	16
Restaurant Brands International, Inc.	—	*	12
Shaw Communications, Inc., Class B	1		14
Thomson Reuters Corp.	—	*	13

			78

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	—	*	18
Loblaw Cos. Ltd.	—	*	13
Metro, Inc.	—	*	11
Saputo, Inc.	—	*	11

			53

Energy – 0.7%
Canadian Natural Resources Ltd.	1		25
Cenovus Energy, Inc.	1		6
Crescent Point Energy Corp.	1		4
Enbridge, Inc.	1		48
EnCana Corp.	1		6
Imperial Oil Ltd.	—	*	6
Inter Pipeline Ltd.	1		10
Keyera Corp.	—	*	7
Pembina Pipeline Corp.	—	*	13
Suncor Energy, Inc.	1		37
TransCanada Corp.	1		31

			193

Financials – 1.3%
Bank of Montreal	—	*	33
Bank of Nova Scotia (The)	1		50
Brookfield Asset Management, Inc., Class A	1		26
Canadian Imperial Bank of Commerce	—	*	22
CI Financial Corp.	1		12
Fairfax Financial Holdings Ltd.	—	*	10
Intact Financial Corp.	—	*	13
Manulife Financial Corp.	2		33
National Bank of Canada	—	*	13
Royal Bank of Canada	1		77
Sun Life Financial, Inc.	—	*	17
Toronto-Dominion Bank	1		64

			370

Industrials – 0.3%
CAE, Inc.	1		13
Canadian National Railway Co.	1		49
Canadian Pacific Railway Ltd.	—	*	19
SNC-Lavalin Group, Inc.	—	*	10

Waste Connections, Inc.	—	*	11

			102

Information Technology – 0.1%
CGI Group, Inc., Class A (A)	—	*	12
Constellation Software, Inc.	—	*	10
OpenText Corp.	—	*	7

			29

Materials – 0.4%
Agnico-Eagle Mines Ltd.	—	*	10
Agrium, Inc.	—	*	12
Barrick Gold Corp.	1		15
Franco-Nevada Corp.	—	*	14
Goldcorp, Inc.	1		11
Potash Corp. of Saskatchewan, Inc.	1		13
Teck Cominco Ltd.	—	*	7
Wheaton Precious Metals Corp.	1		10

			92

Telecommunication Services – 0.1%
Rogers Communications, Inc., Class B	—	*	15
TELUS Corp.	—	*	7

			22

Utilities – 0.1%
Canadian Utilities Ltd., Class A	—	*	7
Fortis, Inc.	—	*	16

			23

Total Canada – 3.3%			$962
Chile
Utilities – 0.1%
Enel Americas S.A.	78		15

Total Chile – 0.1%			$15
China
Consumer Discretionary – 0.2%
Ctrip.com International Ltd. (A)	—	*	16
Geely Automobile Holdings Ltd.	6		12
JD.com, Inc. ADR (A)	1		22
New Oriental Education & Technology Group, Inc. ADR (A)	—	*	7
Sands China Ltd.	3		12

			69

Consumer Staples – 0.0%
China Mengniu Dairy Co. Ltd.	4		7
Hengan International Group Co. Ltd.	1		7
WH Group Ltd.	7		7

			21

Energy – 0.2%
China Petroleum & Chemical Corp., H Shares	19		15
China Shenhua Energy Co. Ltd., H Shares	3		6
CNOOC Ltd.	15		16
PetroChina Co. Ltd., H Shares	18		11

			48

Financials – 0.8%
Bank of Communications Co. Ltd.	8		6
BOC Hong Kong (Holdings) Ltd., H Shares	57		28
China Construction Bank Corp.	63		48
China Life Insurance Co. Ltd., H Shares	6		19
China Merchants Bank Co. Ltd., H Shares	4		12
China Minsheng Banking Corp. Ltd., H Shares	6		6
China Pacific Insurance (Group) Co. Ltd., H Shares	3		13
CITIC Securities Co. Ltd., H Shares	3		6
Industrial and Commercial Bank of China Ltd., H Shares (A)	56		37
Ping An Insurance (Group) Co. of China Ltd., H Shares	4		27

			202

Industrials – 0.0%
China Communications Construction Co. Ltd., H Shares	4		6
China Merchants Holdings (International) Co. Ltd.	3		7

			13

Information Technology – 1.2%
Alibaba Group Holding Ltd. ADR (A)	1		116
Baidu.com, Inc. ADR (A)	—	*	38
NetEase.com, Inc. ADR	—	*	18
Tencent Holdings Ltd.	4		152

			324

Real Estate – 0.0%
China Overseas Land & Investment Ltd.	4		12

Telecommunication Services – 0.2%
China Mobile Ltd.	5		49
China Telecom Corp. Ltd.	14		6
China Unicom Ltd.	5		8

			63

Utilities – 0.0%
China Resources Power Holdings Co. Ltd.	3		7

Total China – 2.6%			$759
Denmark
Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	8

Financials – 0.1%
Danske Bank A.S.	1		22

Health Care – 0.3%
Genmab A.S. (A)	—	*	12
Novo Nordisk A/S, Class B	1		63
Novozymes A/S, Class B	—	*	11

			86

Industrials – 0.2%
A.P. Moller – Maersk A/S	—	*	14
DSV A/S	—	*	15
ISS A/S	—	*	6
Vestas Wind Systems A/S	—	*	17

			52

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	12

Utilities – 0.0%
DONG Energy A/S	—	*	6

Total Denmark – 0.6%			$186
Finland
Financials – 0.1%
Sampo plc, A Shares	—	*	24

Industrials – 0.1%
Kone Oyj, Class B	—	*	13
Wartsila Oyj Abp	—	*	13

			26

Information Technology – 0.1%
Nokia OYJ	5		32

Materials – 0.0%
UPM-Kymmene Corp.	—	*	11

Total Finland – 0.3%			$93
France
Consumer Discretionary – 0.8%
Accor S.A.	—	*	11
Christian Dior (A)	—	*	13
Compagnie Generale des Etablissements Michelin, Class B	—	*	18
LVMH Moet Hennessy – Louis Vuitton	—	*	52
Peugeot S.A.	—	*	7
Pinault-Printemps-Redoute S.A.	—	*	20
Publicis Groupe S.A.	—	*	15
Renault S.A.	—	*	14
Sodexo S.A.	—	*	13
Valeo S.A.	—	*	15
Vivendi Universal	1		20

			198

Consumer Staples – 0.4%
Carrefour S.A.	1		15
Danone S.A.	—	*	36
L’Oreal	—	*	39
Pernod Ricard S.A.	—	*	26

			116

Energy – 0.3%
Total S.A.	2		81

Financials – 0.4%
Axa S.A.	1		40
BNP Paribas S.A.	1		55
Credit Agricole Group	1		16
Societe Generale S.A.	1		30

			141

Health Care – 0.4%
Essilor International S.A.	—	*	22
Sanofi-Aventis	1		82

			104

Industrials – 0.7%
Airbus SE	—	*	37
Bouygues S.A.	—	*	11
Compagnie de Saint-Gobain	—	*	24
Legrand S.A.	—	*	17
Safran	—	*	24
Schneider Electric S.A.	—	*	34
Thales	—	*	11
Vinci	—	*	34

			192

Information Technology – 0.1%
Atos S.A.	—	*	12
Cap Gemini S.A.	—	*	15
Dassault Systemes S.A.	—	*	13

			40

Materials – 0.1%
L Air Liquide S.A.	—	*	38

Real Estate – 0.1%
Gecina	—	*	11
Klepierre	—	*	12
Unibail-Rodamco	—	*	21

			44

Telecommunication Services – 0.1%
Orange S.A.	1		24

Utilities – 0.1%
ENGIE	1		18

Veolia Environnement S.A.	1		13

			31

Total France – 3.5%			$1,009
Germany
Consumer Discretionary – 0.5%
adidas AG	—	*	25
Bayerische Motoren Werke AG	—	*	26
Continental AG	—	*	16
Daimler AG	1		50
Porsche Automobil Holding SE	—	*	7
ProSiebenSat. 1 Media SE	—	*	12
TUI AG	—	*	6

			142

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	11
Henkel AG & Co. KGaA	—	*	7

			18

Financials – 0.5%
Allianz AG, Registered Shares	—	*	64
Commerzbank AG	1		12
Deutsche Bank AG	1		27
Deutsche Boerse AG	—	*	16
Hannover Ruckversicherungs-Aktiengesellschaft	—	*	6
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	24

			149

Health Care – 0.5%
Bayer AG	1		78
Fresenius Medical Care AG & Co. KGaA	—	*	17
Fresenius SE & Co. KGaA	—	*	25
Merck KGaA	—	*	12

			132

Industrials – 0.5%
Brenntag AG	—	*	10
Deutsche Post AG	1		25
GEA Group Aktiengesellschaft, Bochum	—	*	6
Siemens AG	1		74
Thyssenkrupp AG	—	*	11

			126

Information Technology – 0.3%
Infineon Technologies AG	1		21
SAP AG	1		71

			92

Materials – 0.3%
BASF Aktiengesellschaft	1		60
Covestro AG	—	*	5
HeidelbergCement AG	—	*	13
Lanxess AG	—	*	7
Linde AG	—	*	26
Symrise AG	—	*	7

			118

Real Estate – 0.1%
Deutsche Wohnen AG	—	*	12
Vonovia SE	—	*	15

			27

Telecommunication Services – 0.2%
Deutsche Telekom AG, Registered Shares	2		44

Utilities – 0.1%
E.ON AG	2		17
RWE Aktiengesellschaft	1		10

			27

Total Germany – 3.0%			$875
Hong Kong
Consumer Discretionary – 0.0%
Techtronic Industries Co. Ltd.	2		10

Financials – 0.5%
Agricultural Bank of China Ltd., H Shares	16		7
AIA Group Ltd.	9		67
Bank of East Asia Ltd. (The)	2		7
BOC Hong Kong (Holdings) Ltd.	4		18
Hang Seng Bank Ltd.	1		17
Hong Kong Exchanges and Clearing Ltd.	1		29

			145

Health Care – 0.0%
Sinopharm Group Co. Ltd., H Shares (A)	1		6

Industrials – 0.3%
Cheung Kong (Holdings) Ltd.	5		48
Cheung Kong Infrastructure Holdings Ltd.	1		11
Jardine Matheson Holdings Ltd.	—	*	15
MTR Corp. Ltd.	2		11

			85

Real Estate – 0.5%
China Resources Land Ltd.	3		8
Hang Lung Properties Ltd.	6		17
Henderson Land Development Co. Ltd.	2		9
Hongkong Land Holdings Ltd.	1		11
Hysan Development Co. Ltd.	2		11
Link (The)	2		17
New World Development Co. Ltd.	10		12
Sino Land Co. Ltd.	4		6
Sun Hung Kai Properties Ltd.	1		20
Swire Pacific Ltd., Class A	1		12
Wharf (Holdings) Ltd. (The)	1		12
Wheelock and Co. Ltd.	1		7

			142

Utilities – 0.2%
CLP Holdings Ltd.	2		21
Hong Kong & China Gas Co. Ltd.	9		18
Power Assets Holdings Ltd.	2		15

			54

Total Hong Kong – 1.5%			$442
India
Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR	1		25

Energy – 0.1%
Reliance Industries Ltd. GDR	1		35

Financials – 0.1%
ICICI Bank Ltd. ADR	3		27

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	1		26

Industrials – 0.1%
Larsen & Toubro Ltd. GDR	2		40

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	3		43
Wipro Ltd. ADR	6		29

			72

Materials – 0.1%
Vedanta Ltd. ADR	1		15

Total India – 0.8%			$240
Indonesia
Consumer Discretionary – 0.1%
PT Astra International Tbk	23		15

Financials – 0.1%
Bank Central Asia Tbk PT	13		17
PT Bank Mandiri (Persero) Tbk	10		10
PT Bank Rakyat Indonesia	13		14

			41

Telecommunication Services – 0.1%
PT Telekomunikasi Indonesia Persero Tbk	55		19

Total Indonesia – 0.3%			$75
Ireland
Consumer Discretionary – 0.0%
Paddy Power Betfair plc	—	*	6

Consumer Staples – 0.0%
Kerry Group plc, Class A	—	*	13

Financials – 0.0%
Bank of Ireland (A)	21		5

Industrials – 0.1%
Ingersoll-Rand plc	—	*	16

Information Technology – 0.3%
Accenture plc, Class A	—	*	52
Seagate Technology	—	*	10

			62

Materials – 0.1%
CRH plc	1		22
James Hardie Industries plc, Class C	—	*	8

			30

Total Ireland – 0.5%			$132
Israel
Health Care – 0.2%
Teva Pharmaceutical Industries Ltd. ADR	1		26

Information Technology – 0.0%
Check Point Software Technologies Ltd. (A)	—	*	13
Mobileye N.V. (A)	—	*	7

			20

Total Israel – 0.2%			$46
Italy
Consumer Discretionary – 0.0%
Ferrari N.V.	—	*	6
Luxottica Group S.p.A.	—	*	7

			13

Energy – 0.1%
Eni S.p.A.	2		26

Financials – 0.4%
Assicurazioni Generali S.p.A.	1		15
Banca Intesa S.p.A.	11		33
UniCredit S.p.A.	1		26

			74

Industrials – 0.0%
Atlantia S.p.A.	—	*	11

CNH Industrial N.V.	1		7

			18

Telecommunication Services – 0.0%
Telecom Italia S.p.A. (A)	14		13

Utilities – 0.2%
ENEL S.p.A.	5		27
Snam S.p.A.	3		11
Terna Rete Elettrica Nazionale S.p.A.	2		11

			49

Total Italy – 0.7%			$193
Japan
Consumer Discretionary – 1.4%
Aisin Seiki Co. Ltd.	—	*	7
Bridgestone Corp.	1		23
Denso Corp.	—	*	16
Dentsu, Inc.	—	*	8
Fast Retailing Co. Ltd.	—	*	16
Fuji Heavy Industries Ltd.	—	*	16
Honda Motor Co. Ltd.	1		34
Isuzu Motors Ltd.	1		7
Koito Manufacturing Co. Ltd.	—	*	6
Mazda Motor Corp.	—	*	7
Nissan Motor Co. Ltd.	2		18
Nitori Co. Ltd.	—	*	10
Oriental Land Co. Ltd.	—	*	15
Panasonic Corp.	2		25
Rakuten, Inc.	1		11
Sekisui Chemicals Co. Ltd.	1		12
Sekisui House Ltd.	1		12
Shimano, Inc.	—	*	13
Sony Corp.	1		37
Suzuki Motor Corp.	—	*	14
Toyota Industries Corp.	—	*	11
Toyota Motor Corp.	2		101
Yamaha Motor Co. Ltd.	—	*	7

			426

Consumer Staples – 0.5%
Aeon Co. Ltd.	1		12
Ajinomoto Co., Inc.	1		13
Asahi Breweries Ltd.	—	*	14
Japan Tobacco, Inc.	1		29
Kao Corp.	—	*	24
Kirin Brewery Co. Ltd.	1		17
Meiji Holdings Co. Ltd.	—	*	11
Seven & i Holdings Co. Ltd.	1		24
Shiseido Co. Ltd.	—	*	15
Suntory Beverage & Food Ltd.	—	*	7
Unicharm Corp.	—	*	11

			177

Energy – 0.0%
Inpex Corp.	1		7
JXTG Holdings, Inc.	3		13

			20

Financials – 1.0%
Dai-ichi Mutual Life Insurance Co. (The)	1		17
Daiwa Securities Group, Inc.	2		12
Japan Exchange Group, Inc.	1		11
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	10		65
Mizuho Financial Group, Inc.	19		35
MS&AD Insurance Group Holdings, Inc.	—	*	15
NKSJ Holdings, Inc.	—	*	13
Nomura Holdings, Inc.	3		18
ORIX Corp.	1		18
Resona Holdings, Inc.	2		12
Sumitomo Mitsui Financial Group, Inc.	1		41
Sumitomo Mitsui Trust Holdings, Inc.	—	*	12
T&D Holdings, Inc.	—	*	7
Tokio Marine Holdings, Inc.	1		24

			300

Health Care – 0.5%
Alfresa Holdings Corp.	—	*	6
Astellas Pharma, Inc.	2		24
Chugai Pharmaceutical Co. Ltd.	—	*	7
Daiichi Sankyo Co. Ltd.	1		14
Eisai Co. Ltd.	—	*	14
Olympus Corp.	—	*	11
Ono Pharmaceutical Co. Ltd.	—	*	10
Otsuka Holdings Co. Ltd.	—	*	14
Shionogi & Co. Ltd.	—	*	15
Sysmex Corp.	—	*	10
Takeda Pharmaceutical Co. Ltd.	1		28
Terumo Corp.	—	*	13

			166

Industrials – 2.1%
Asahi Glass Co. Ltd.	2		65
Canon, Inc.	1		28
Central Japan Railway Co.	—	*	18
Dai Nippon Printing Co. Ltd.	1		10
Dakin Industries Ltd.	—	*	19
East Japan Railway Co.	—	*	26
FANUC Ltd.	—	*	27
Hankyu Hanshin Holdings, Inc.	—	*	11

ITOCHU Corp.	1		17
Kajima Corp.	1		11
Kawasaki Heavy Industries Ltd.	2		6
Keio Corp.	1		7
Kintetsu Group Holdings Co. Ltd.	3		11
Komatsu Ltd.	1		19
Kubota Corp.	1		16
LIXIL Group Corp.	—	*	6
Marubeni Corp.	2		13
Mitsubishi Corp.	1		26
Mitsubishi Electric Corp.	2		23
Mitsubishi Heavy Industries Ltd.	3		12
Mitsui & Co. Ltd.	1		20
Nihon Densan Kabushiki Kaisha	—	*	20
NSK Ltd.	—	*	6
Obayashi Corp.	1		11
Odakyu Electric Railway Co. Ltd.	1		10
Recruit Holdings Co. Ltd.	—	*	5
Ricoh Co. Ltd.	1		6
Secom Co. Ltd.	—	*	16
Shimizu Corp.	1		11
SMC Corp.	—	*	15
Sumitomo Corp.	1		16
Sumitomo Electric Industries Ltd.	1		12
Taisei Corp.	1		12
Tobu Railway Co. Ltd.	2		12
Tokyo Corp.	1		11
Toppan Printing Co. Ltd.	1		14
Toshiba Corp.	3		6
Toyota Tsusho Corp.	—	*	7
West Japan Railway Co.	—	*	11

			592

Information Technology – 0.8%
FUJIFILM Holdings Corp.	—	*	15
Fujitsu Ltd.	2		13
Hitachi Ltd.	4		25
Hoya Corp.	—	*	17
Keyence Corp.	—	*	30
Kyocera Corp.	—	*	16
Murata Manufacturing Co. Ltd.	—	*	25
Nintendo Co. Ltd.	—	*	28
NTT Data Corp.	—	*	2
TDK Corp.	—	*	7
Tokyo Electron Ltd.	—	*	18

			196

Materials – 0.5%
Asahi Kasei Corp.	1		15
JFE Holdings, Inc.	—	*	7
Kuraray Co. Ltd.	1		15
Mitsubishi Chemical Holdings Corp.	2		13
Nippon Steel & Sumitomo Metal Corp.	1		16
Nitto Denko Corp.	—	*	14
Shin-Etsu Chemical Co. Ltd.	—	*	27
Sumitomo Chemical Co. Ltd.	2		11
Sumitomo Metal Mining Co. Ltd.	1		7
Toray Industries, Inc.	2		14

			139

Real Estate – 0.3%
Daito Trust Construction Co. Ltd.	—	*	8
Daiwa House Industry Co. Ltd.	—	*	16
Mitsubishi Estate Co. Ltd.	1		20
Mitsui Fudosan Co. Ltd.	1		18
Sumitomo Realty & Development Co. Ltd.	—	*	13
Tokyu Fudosan Holdings Corp.	1		6

			81

Telecommunication Services – 0.5%
KDDI Corp.	1		37
Nippon Telegraph and Telephone Corp.	1		24
NTT DoCoMo, Inc.	1		24
SoftBank Group Corp.	1		49

			134

Utilities – 0.2%
Chubu Electric Power Co., Inc.	1		8
Kansai Electric Power Co., Inc.	1		10
Osaka Gas Co. Ltd.	3		13
Tokyo Gas Co. Ltd.	2		12

			43

Total Japan – 7.8%			$2,274
Luxembourg
Consumer Discretionary – 0.0%
SES Global S.A.	—	*	7

Materials – 0.1%
ArcelorMittal	2		36

Total Luxembourg – 0.1%			$43
Macau
Consumer Discretionary – 0.0%
Galaxy Entertainment Group	2		14

Total Macau – 0.0%			$14

Malaysia
Consumer Discretionary – 0.0%
Genting Berhad	3		7

Consumer Staples – 0.0%
IOI Corp. Berhad	12		12

Financials – 0.0%
Malayan Banking Berhad	6		13

Industrials – 0.2%
Gamuda Berhad	11		14
IJM Corp. Bhd	16		13
MISC Berhad	6		11
Sime Darby Berhad	6		14

			52

Utilities – 0.1%
Tenaga Nasional Berhad	5		16

Total Malaysia – 0.3%			$100
Mexico
Consumer Discretionary – 0.0%
Grupo Televisa S.A.B. de C.V.	2		12

Consumer Staples – 0.2%
Coca-Cola FEMSA S.A.B. de C.V., Series L	1		12
Fomento Economico Mexicano S.A.B. de C.V.	2		19
Wal-Mart de Mexico S.A.B. de C.V.	6		13

			44

Financials – 0.1%
Grupo Financiero Banorte S.A.B. de C.V.	2		15

Industrials – 0.0%
Alfa S.A.B de C.V.	4		5

Materials – 0.0%
CEMEX S.A.B. de C.V. (A)	14		13
Grupo Mexico S.A. de C.V.	4		12

			25

Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V.	5		10

Telecommunication Services – 0.2%
America Movil S.A.B. de C.V., Series L	27		21

Total Mexico – 0.5%			$132
Netherlands
Consumer Discretionary – 0.1%
Altice N.V., Class A (A)	—	*	7
Reed Elsevier N.V.	1		15

			22

Consumer Staples – 0.4%
Heineken N.V.	—	*	17
Koninklijke Ahold Delhaize N.V.	1		21
Unilever N.V., Certicaaten Van Aandelen	1		63

			101

Financials – 0.3%
Aegon N.V.	1		7
ING Groep N.V., Certicaaten Van Aandelen	3		51
NN Group N.V.	—	*	11

			69

Health Care – 0.0%
Qiagen N.V.	—	*	7

Industrials – 0.1%
AerCap Holdings N.V. (A)	—	*	6
Koninklijke Philips Electronics N.V., Ordinary Shares	1		25
Wolters Kluwer N.V.	—	*	12

			43

Information Technology – 0.2%
ASML Holding N.V., Ordinary Shares	—	*	38
NXP Semiconductors N.V. (A)	—	*	25

			63

Materials – 0.1%
Akzo Nobel N.V.	—	*	17
Royal DSM Heerlen	—	*	13

			30

Telecommunication Services – 0.0%
Koninklijke KPN N.V.	4		11

Total Netherlands – 1.2%			$346
Norway
Consumer Staples – 0.0%
Marine Harvest ASA	—	*	7

Energy – 0.1%
StatoilHydro ASA	1		14

Financials – 0.1%
DNB ASA	1		14
Gjensidige Forsikring ASA	—	*	6

			20

Industrials – 0.1%
Orkla ASA	1		13

Materials – 0.0%
Norsk Hydro ASA	1		7
Yara International ASA	—	*	6

			13

Telecommunication Services – 0.0%
Telenor ASA	1		11

Total Norway – 0.3%			$78
Philippines
Financials – 0.0%
Ayala Corp.	1		11

Real Estate – 0.1%
Ayala Land, Inc.	14		11
SM Prime Holdings, Inc.	18		12

			23

Total Philippines – 0.1%			$34
Poland
Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	—	*	13

Financials – 0.1%
PKO Bank Polski S.A.	1		13
Powszechny Zaklad Ubezpieczen S.A.	1		14

			27

Total Poland – 0.1%			$40
Portugal
Energy – 0.0%
Galp Energia SGPS S.A., Class B	1		11

Utilities – 0.1%
EDP – Energias de Portugal S.A.	4		12

Total Portugal – 0.1%			$23
Russia
Consumer Staples – 0.0%
Magnit PJSC GDR	—	*	12

Energy – 0.3%
OAO Novatek GDR	—	*	13
Open Joint Stock Co. Gazprom ADR	5		20
PJSC LUKOIL ADR	—	*	18
Tatneft PJSC	—	*	11

			62

Financials – 0.1%
Sberbank of Russia PJSC ADR	2		23

Materials – 0.0%
OJSC PhosAgro GDR	—	*	5

Telecommunication Services – 0.0%
Mobile TeleSystems OJSC ADR	1		7

Total Russia – 0.4%			$109
Singapore
Consumer Discretionary – 0.0%
Genting Singapore plc	8		7
Singapore Press Holdings Ltd.	6		14

			21

Financials – 0.3%
DBS Group Holdings Ltd.	2		23
Oversea-Chinese Banking Corp. Ltd.	3		23
United Overseas Bank Ltd.	1		21

			67

Industrials – 0.0%
ComfortDelGro Corp. Ltd.	3		6
Keppel Corp. Ltd.	1		6
Singapore Technologies Engineering Ltd.	3		7

			19

Information Technology – 0.0%
Flextronics International Ltd. (A)	1		11

Real Estate – 0.1%
Ascendas Real Estate Investment Trust	8		15
CapitaMall Trust	10		14
Global Logistic Properties Ltd.	4		7

			36

Telecommunication Services – 0.2%
Singapore Telecommunications Ltd.	7		20

Total Singapore – 0.6%			$174
South Africa
Consumer Discretionary – 0.3%
Naspers Ltd., Class N	—	*	67
Steinhoff International Holdings N.V., Class H	2		13

			80

Consumer Staples – 0.0%
Bid Corp. Ltd.	—	*	10

Energy – 0.0%
Sasol Ltd.	1		14

Financials – 0.2%
FirstRand Ltd.	4		14
Remgro Ltd.	1		14
Sanlam Ltd.	2		12
Standard Bank Group Ltd.	1		17

			57

Health Care – 0.0%
Aspen Pharmacare Holdings Ltd.	1		11
Life Healthcare Group Holdings Ltd.	6		11

			22

Real Estate – 0.1%
Growthpoint Properties Ltd.	8		15

Telecommunication Services – 0.1%
MTN Group Ltd.	2		15

Total South Africa – 0.7%			$213
South Korea
Consumer Discretionary – 0.2%
Coway Co. Ltd.	—	*	6
Hyundai Mobis	—	*	14
Hyundai Motor Co.	—	*	22
Kangwon Land, Inc.	—	*	6
Kia Motors Corp.	—	*	10
LG Electronics, Inc.	—	*	7

			65

Consumer Staples – 0.1%
Amorepacific Corp.	—	*	12
Korea Tobacco & Ginseng Corp.	—	*	14
LG Household & Health Care Ltd.	—	*	10

			36

Energy – 0.0%
SK Energy Co. Ltd.	—	*	11

Financials – 0.3%
Hana Financial Group, Inc.	—	*	13
KB Financial Group, Inc.	—	*	17
Samsung Fire & Marine Insurance Co. Ltd.	—	*	11
Samsung Life Insurance Co. Ltd.	—	*	7
Shinhan Financial Group Co. Ltd.	—	*	18
Woori Finance Holdings Co. Ltd.	1		13

			79

Health Care – 0.0%
Celltrion, Inc. (A)	—	*	10

Industrials – 0.1%
LG Corp.	—	*	12
Samsung C&T Corp.	—	*	10

			22

Information Technology – 0.8%
Naver Corp.	—	*	18
Samsung Electronics Co. Ltd.	—	*	150
Samsung SDI Co. Ltd.	—	*	7
SK C&C Co. Ltd.	—	*	11
SK hynix, Inc.	—	*	29

			215

Materials – 0.2%
Honam Petrochemical Corp.	—	*	5
Hyundai Steel Co.	—	*	6
LG Chem Ltd.	—	*	12
POSCO	—	*	17

			40

Utilities – 0.0%
Korea Electric Power Corp.	—	*	10

Total South Korea – 1.7%			$488
Spain
Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	1		26

Energy – 0.0%
Repsol YPF S.A.	1		13

Financials – 0.6%
Banco Bilbao Vizcaya Argentaria S.A.	5		42
Banco de Sabadell S.A.	5		10
Banco Santander S.A.	11		71
Bankinter S.A.	1		6
CaixaBank S.A.	3		14

			143

Health Care – 0.0%
Grifols S.A.	—	*	7

Industrials – 0.1%
Abertis Infraestructuras S.A.	1		12
ACS Actividades de Construccion y Servicios S.A.	—	*	7
Aena S.A.	—	*	11
Ferrovial S.A.	—	*	11

			41

Information Technology – 0.1%
Amadeus IT Holding S.A.	—	*	18

Telecommunication Services – 0.1%
Telefonica S.A.	3		34

Utilities – 0.2%
Enagas S.A.	—	*	11
Gas Natural SDG S.A.	—	*	5
Iberdrola S.A.	4		29
Red Electrica Corp. S.A.	1		12

			57

Total Spain – 1.2%			$339
Sweden
Consumer Discretionary – 0.1%
Autoliv, Inc.	—	*	6
H & M Hennes & Mauritz AB	1		25

			31

Consumer Staples – 0.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B (A)	—	*	13
Swedish Match AB	—	*	11

			24

Financials – 0.4%
Investor AB, B Shares	—	*	16
Nordea Bank AB	3		35
Skandinaviska Enskilda Banken AB, Series A	1		15
Svenska Handelsbanken AB, Class A	1		17
Swedbank AB	1		16

			99

Industrials – 0.4%
AB Volvo, Class B	1		22
Assa Abloy AB, Class B	1		17
Atlas Copco AB, Class A	1		25
Sandvik AB	1		15
Skanska AB, Class B	—	*	6
SKF AB, Class B	—	*	7

			92

Information Technology – 0.1%
Hexagon AB, Class B	—	*	12
Telefonaktiebolaget LM Ericsson, B Shares	2		18

			30

Materials – 0.0%
Boliden AB	—	*	6

Telecommunication Services – 0.0%
TeliaSonera AB	2		11

Total Sweden – 1.0%			$293
Switzerland
Consumer Discretionary – 0.2%
Compagnie Financiere Richemont S.A.	—	*	33
Dufry AG (A)	—	*	7
Swatch Group Ltd. (The), Bearer Shares	—	*	13

			53

Consumer Staples – 0.7%
Nestle S.A., Registered Shares	2		195

Financials – 0.7%
ACE Ltd.	—	*	46
Credit Suisse Group AG, Registered Shares	2		24
Julius Baer Group Ltd.	—	*	12
Swiss Life Holding Zurich	—	*	7
Swiss Re Ltd.	—	*	23
UBS Group AG	3		50
Zurich Financial Services, Registered Shares	—	*	28

			190

Health Care – 1.0%
Givaudan S.A., Registered Shares	—	*	14
Lonza Group Ltd., Registered Shares	—	*	13
Novartis AG, Registered Shares	2		135
Roche Holdings AG, Genusscheine	1		129
Sonova Holding AG	—	*	11

			302

Industrials – 0.3%
ABB Ltd.	1		34
Adecco S.A.	—	*	13
Geberit AG, Registered	—	*	13
SGS S.A.	—	*	19
Wolseley plc	—	*	16

			95

Information Technology – 0.1%
STMicroelectronics N.V.	1		8
TE Connectivity Ltd.	—	*	20

			28

Materials – 0.1%
LafargeHolcim Ltd.	—	*	21

Real Estate – 0.0%
Swiss Prime Site AG, Registered	—	*	9

Total Switzerland – 3.1%			$893
Taiwan
Consumer Staples – 0.0%
Uni-President Enterprises Corp.	7		14

Financials – 0.1%
Cathay Financial Holding Co. Ltd.	8		14
Chailease Holding Co. Ltd.	4		11
China Development Financial Holding Corp.	43		12
Chinatrust Financial Holding Co. Ltd.	19		13
Fubon Financial Holding Co. Ltd. (A)	7		11
Mega Financial Holding Co. (A)	15		13
Yuanta Financial Holdings Co. Ltd.	25		11

			85

Information Technology – 1.1%
Advanced Semiconductor Engineering, Inc.	9		11
Asustek Computer, Inc. (A)	1		8
Catcher Technology Co. Ltd. (A)	1		7
Delta Electronics, Inc.	2		13
Hon Hai Precision Industry Co. Ltd.	13		47

Largan Precision Co. Ltd.	—	*	15
MediaTek, Inc.	2		14
Taiwan Semiconductor Manufacturing Co. Ltd.	19		127

			242

Materials – 0.1%
China Steel Corp.	16		13
Formosa Chemicals & Fiber Corp.	4		13
Formosa Plastics Corp.	5		14
Nan Ya Plastics Corp.	6		14
Taiwan Cement Corp. (A)	6		7

			61

Telecommunication Services – 0.1%
Chunghwa Telecom Co. Ltd.	4		15

Total Taiwan – 1.4%			$417
Thailand
Consumer Staples – 0.0%
CP ALL plc	6		12

Energy – 0.0%
PTT Public Co. Ltd.	1		11

Financials – 0.2%
Kasikornbank Public Co. Ltd.	2		11
Siam Commercial Bank Public Co. Ltd.	2		7

			18

Industrials – 0.0%
Airports of Thailand Public Co. Ltd.	8		12

Materials – 0.0%
Siam Cement Public Co. Ltd.	1		11

Telecommunication Services – 0.0%
Advanced Info Service Public Co. Ltd.	1		6

Total Thailand – 0.2%			$70
United Kingdom
Consumer Discretionary – 0.5%
Barratt Developments plc	1		6
British Sky Broadcasting Group plc	1		13
Burberry Group plc	—	*	7
Carnival plc	—	*	7
Compass Group plc	1		26
Delphi Automotive plc	—	*	18
Fiat S.p.A. (A)	1		8
InterContinental Hotels Group plc	—	*	11
ITV plc	3		7
Kingfisher plc	2		7
Marks and Spencer Group plc	1		6
NEXT plc	—	*	6
Pearson plc	1		6
Persimmon plc	—	*	8
Taylor Wimpey plc	3		6
Whitbread plc	—	*	8
WPP Group plc	1		21

			171

Consumer Staples – 1.1%
Associated British Foods plc	—	*	13
British American Tobacco plc	1		93
Coca-Cola HBC AG	—	*	11
Diageo plc	2		55
Imperial Tobacco Group plc	1		33
Reckitt Benckiser Group plc	—	*	47
Tesco plc	6		14
Unilever plc	1		49
Wm Morrison Supermarkets plc	2		7

			322

Energy – 0.9%
BP plc	13		77
FMC Technologies, Inc. (A)	—	*	7
Royal Dutch Shell plc, Class A	3		81
Royal Dutch Shell plc, Class B	3		72

			237

Financials – 1.4%
3i Group plc	1		12
Aviva plc	3		21
Barclays plc	13		34
HSBC Holdings plc	14		131
Investec plc	1		6
Legal & General Group plc	5		16
Lloyds Banking Group plc	49		42
London Stock Exchange Group plc, New Ordinary Shares	—	*	12
Old Mutual plc	4		10
Prudential plc	2		44
Royal Bank of Scotland Group plc (The) (A)	3		10
RSA Insurance Group plc	1		7
Standard Chartered plc	2		25
Standard Life Aberdeen plc	1		7
Willis Towers Watson plc	—	*	16

			393

Health Care – 0.7%
AstraZeneca plc	1		62
GlaxoSmithKline plc	4		74
Shire plc	1		39
Smith & Nephew plc	1		14

			189

Industrials – 0.4%
Ashtead Group plc	—	*	10
BAE Systems plc	2		19
Bunzl plc	—	*	11
Experian plc	1		15
IHS Markit Ltd. (A)	—	*	12
Intertek Group plc	—	*	7
Pentair, Inc.	—	*	7
RELX plc	1		18
Rolls-Royce Group plc	81		16

			115

Information Technology – 0.0%
Sage Group plc	1		11

Materials – 0.4%
Anglo American plc	1		15
BHP Billiton plc	2		24
Glencore International plc	10		37
Johnson Matthey plc	—	*	6
Mondi plc	—	*	6
Randgold Resources Ltd.	—	*	7
Rio Tinto Ltd.	—	*	15
Rio Tinto plc	1		38

			148

Real Estate – 0.1%
British Land Co. plc (The)	1		8
Hammerson plc	1		11
Land Securities Group plc	1		11

			30

Telecommunication Services – 0.3%
BT Group plc	6		25
Vodafone Group plc	19		54

			79

Utilities – 0.3%
Centrica plc	5		12
National Grid plc	3		35
Severn Trent plc	—	*	7
SSE plc	1		15
United Utilities Group plc	1		7

			76

Total United Kingdom – 6.1%			$1,771
United States
Consumer Discretionary – 6.4%
Advance Auto Parts, Inc.	—	*	6
Amazon.com, Inc. (A)	—	*	279
AutoZone, Inc. (A)	—	*	11
Best Buy Co., Inc.	—	*	13
BorgWarner, Inc.	—	*	7
CarMax, Inc. (A)	—	*	12
Carnival Corp.	—	*	16
CBS Corp., Class B	—	*	18
Charter Communications, Inc., Class A (A)	—	*	52
Chipotle Mexican Grill, Inc., Class A (A)	—	*	10
Coach, Inc.	—	*	13
Comcast Corp., Class A	3		131
D.R. Horton, Inc.	—	*	11
Discovery Communications, Inc. (A)	—	*	6
DISH Network Corp., Class A (A)	—	*	12
Dollar General Corp.	—	*	16
Dollar Tree, Inc. (A)	—	*	14
Expedia, Inc.	—	*	15
Foot Locker, Inc.	—	*	5
Ford Motor Co.	3		32
General Motors Co.	1		35
Genuine Parts Co.	—	*	12
Hanesbrands, Inc.	—	*	7
Harley-Davidson, Inc.	—	*	6
Hasbro, Inc.	—	*	10
Home Depot, Inc. (The)	1		133
Kohl’s Corp.	—	*	6
Las Vegas Sands, Inc.	—	*	20
Lear Corp.	—	*	7
Lennar Corp.	—	*	8
Liberty Global, Inc., Series A (A)	—	*	4
Liberty Global, Inc., Series C (A)	—	*	14
Liberty Media Corp., Class C (A)	—	*	10
Liberty Media Corp., Liberty Interactive Series A (A)	—	*	12
Limited Brands, Inc.	—	*	13
LKQ Corp. (A)	—	*	11
Lowe’s Co., Inc.	1		49
Macy’s, Inc.	—	*	5
Marriott International, Inc., Class A	—	*	23
Mattel, Inc.	—	*	6
McDonalds Corp.	1		90
MGM Resorts International	—	*	13
Mohawk Industries, Inc. (A)	—	*	13
Netflix, Inc. (A)	—	*	48
Newell Rubbermaid, Inc.	—	*	17
NIKE, Inc., Class B	1		58
Norwegian Cruise Line Holdings Ltd. (A)	—	*	6
Omnicom Group, Inc.	—	*	14
O’Reilly Automotive, Inc. (A)	—	*	15
priceline.com, Inc. (A)	—	*	65
Ross Stores, Inc.	—	*	16
Royal Caribbean Cruises Ltd.	—	*	15
Sirius XM Holdings, Inc.	2		13
Snap-on, Inc.	—	*	7

Starbucks Corp.	1		59
Target Corp.	—	*	23
Tesla Motors, Inc. (A)	—	*	35
Tiffany & Co.	—	*	11
Time Warner, Inc.	1		55
TJX Cos., Inc. (The)	—	*	34
Tractor Supply Co.	—	*	6
Twenty-First Century Fox, Inc.	—	*	7
Twenty-First Century Fox, Inc., Class A	1		22
Ulta Beauty, Inc. (A)	—	*	13
V.F. Corp.	—	*	16
Viacom Inc., Class B	—	*	10
Walt Disney Co. (The)	1		113
Whirlpool Corp.	—	*	12
Wyndham Worldwide Corp.	—	*	12
YUM! Brands, Inc.	1		28

			1,916

Consumer Staples – 4.8%
Altria Group, Inc.	1		101
Archer Daniels Midland Co.	—	*	18
Brown-Forman Corp., Class B	—	*	10
Campbell Soup Co.	—	*	11
Church & Dwight Co., Inc.	—	*	13
Clorox Co. (The)	—	*	15
Coca-Cola Co. (The)	3		131
Colgate-Palmolive Co.	1		46
ConAgra Foods, Inc.	—	*	13
Constellation Brands, Inc.	—	*	26
Costco Wholesale Corp.	—	*	50
Coty, Inc., Class A	1		10
CVS Caremark Corp.	1		63
Dr Pepper Snapple Group, Inc.	—	*	14
Estee Lauder Co., Inc. (The), Class A	—	*	17
General Mills, Inc.	—	*	25
Hershey Foods Corp.	—	*	14
Hormel Foods Corp.	—	*	7
Ingredion, Inc.	—	*	7
J.M. Smucker Co. (The)	—	*	12
Kellogg Co.	—	*	15
Kimberly-Clark Corp.	—	*	36
Kraft Foods Group, Inc.	—	*	36
Kroger Co. (The)	1		15
McCormick & Co., Inc.	—	*	11
Molson Coors Brewing Co., Class B	—	*	14
Mondelez International, Inc., Class A	1		47
Monster Beverage Corp. (A)	—	*	15
PepsiCo, Inc.	1		117
Philip Morris International, Inc.	1		132
Procter & Gamble Co. (The)	2		160
Reynolds American, Inc.	1		41
Sysco Corp.	—	*	20
Tyson Foods, Inc.	—	*	15
Walgreen Co.	1		52
Wal-Mart Stores, Inc.	1		84
Whole Foods Market, Inc.	—	*	13

			1,426

Energy – 3.1%
Anadarko Petroleum Corp.	—	*	20
Apache Corp.	—	*	15
Baker Hughes, Inc.	—	*	16
Cabot Oil & Gas Corp.	—	*	8
CF Industries Holdings, Inc.	—	*	5
Cheniere Energy, Inc. (A)	—	*	7
Chevron Corp.	1		141
Cimarex Energy Co.	—	*	7
Concho Resources, Inc. (A)	—	*	14
ConocoPhillips	1		41
Devon Energy Corp.	—	*	13
Diamondback Energy, Inc. (A)	—	*	6
EOG Resources, Inc.	—	*	40
Equitable Resources, Inc.	—	*	7
Exxon Mobil Corp.	3		240
Halliburton Co.	1		26
Hess Corp.	—	*	11
Kinder Morgan, Inc.	1		26
Marathon Oil Corp.	1		7
Marathon Petroleum Corp.	—	*	22
National Oilwell Varco, Inc.	—	*	11
Newfield Exploration Co. (A)	—	*	5
Noble Energy, Inc.	—	*	10
Occidental Petroleum Corp.	1		34
ONEOK, Inc.	—	*	7
Phillips 66	—	*	31
Pioneer Natural Resources Co.	—	*	21
Schlumberger Ltd.	1		66
Targa Resources Corp.	—	*	5
Tesoro Corp.	—	*	11
Valero Energy Corp.	—	*	24
Williams Co., Inc. (The)	1		18

			915

Financials – 7.6%
Affiliated Managers Group, Inc.	—	*	11
Aflac, Inc.	—	*	18
Alleghany Corp. (A)	—	*	7
Allstate Corp. (The)	—	*	21
Ally Financial, Inc.	—	*	7

American Capital Agency Corp.	1		15
American Express Co.	1		47
American International Group, Inc.	1		46
Ameriprise Financial, Inc.	—	*	16
Annaly Capital Management, Inc.	1		15
Aon plc	—	*	24
Arthur J. Gallagher & Co.	—	*	7
Bank of America Corp.	7		182
Bank of New York Mellon Corp. (The)	1		38
BB&T Corp.	1		26
Berkshire Hathaway, Inc., Class B (A)	1		147
BlackRock, Inc., Class A	—	*	34
Capital One Financial Corp.	—	*	31
Charles Schwab Corp. (The)	1		38
Cincinnati Financial Corp.	—	*	11
CIT Group, Inc.	—	*	11
Citigroup, Inc.	2		137
Citizens Financial Group, Inc.	—	*	16
CME Group, Inc.	—	*	27
Comerica, Inc.	—	*	13
Credicorp Ltd.	—	*	14
Discover Financial Services	—	*	18
E*TRADE Financial Corp. (A)	—	*	11
Fidelity National Information Services, Inc.	—	*	19
Fifth Third Bancorp	1		16
First Republic Bank	—	*	13
FNF Group	—	*	14
Franklin Resources, Inc.	—	*	15
Goldman Sachs Group, Inc. (The)	—	*	55
Hartford Financial Services Group, Inc. (The)	—	*	14
Huntington Bancshares, Inc.	1		15
Intercontinental Exchange, Inc.	—	*	26
Invesco Ltd.	—	*	14
JPMorgan Chase & Co.	3		235
KeyCorp	1		18
Leucadia National Corp.	—	*	6
Lincoln National Corp.	—	*	13
Loews Corp.	—	*	10
M&T Bank Corp.	—	*	16
Markel Corp. (A)	—	*	12
Marsh & McLennan Cos., Inc.	—	*	26
MetLife, Inc.	1		38
Moody’s Corp.	—	*	17
Morgan Stanley	1		45
MSCI, Inc., Class A	—	*	10
NASDAQ, Inc.	—	*	6
New York Community Bancorp, Inc.	1		7
Northern Trust Corp.	—	*	16
PNC Financial Services Group, Inc. (The)	—	*	44
Principal Financial Group, Inc.	—	*	12
Progressive Corp. (The)	—	*	18
Prudential Financial, Inc.	—	*	32
Raymond James Financial, Inc.	—	*	11
Regions Financial Corp.	1		16
Reinsurance Group of America, Inc.	—	*	6
S&P Global, Inc.	—	*	26
Signature Bank (A)	—	*	7
State Street Corp.	—	*	26
SunTrust Banks, Inc.	—	*	21
Synchrony Financial	1		18
T. Rowe Price Group, Inc.	—	*	16
TD Ameritrade Holding Corp.	—	*	11
Travelers Co., Inc. (The)	—	*	26
U.S. Bancorp	1		60
Unum Group (A)	—	*	7
Voya Financial, Inc.	—	*	6
Wells Fargo & Co.	3		194
XL Group Ltd.	—	*	7

			2,228

Health Care – 8.0%
Abbott Laboratories	1		60
AbbVie, Inc.	1		84
Aetna, Inc.	—	*	38
Agilent Technologies, Inc.	—	*	15
Alexion Pharmaceuticals, Inc. (A)	—	*	21
Align Technology, Inc. (A)	—	*	11
Alkermes plc (A)	—	*	6
Allergan plc	—	*	67
AmerisourceBergen Corp.	—	*	13
Amgen, Inc.	1		93
Anthem, Inc.	—	*	35
Baxter International, Inc.	—	*	16
Becton Dickinson & Co.	—	*	26
Biogen, Inc. (A)	—	*	45
BioMarin Pharmaceutical, Inc. (A)	—	*	14
Boston Scientific Corp. (A)	1		25
Bristol-Myers Squibb Co.	1		69
C. R. Bard, Inc.	—	*	15
Cardinal Health, Inc.	—	*	18
Celgene Corp. (A)	1		74

Centene Corp. (A)	—	*	11
Cerner Corp. (A)	—	*	15
Cigna Corp.	—	*	32
Cooper Cos., Inc. (The)	—	*	8
Da Vita, Inc. (A)	—	*	11
Danaher Corp.	—	*	34
Dentsply Sirona, Inc.	—	*	13
DexCom, Inc. (A)	—	*	5
Edwards Lifesciences Corp. (A)	—	*	20
Eli Lilly and Co.	1		60
Envision Healthcare Holdings, Inc. (A)	—	*	6
Express Scripts, Inc. (A)	—	*	31
Gilead Sciences, Inc.	1		69
HCA Holdings, Inc. (A)	—	*	20
Henry Schein, Inc. (A)	—	*	14
Hologic, Inc. (A)	—	*	11
Humana, Inc.	—	*	25
IDEXX Laboratories, Inc. (A)	—	*	13
Illumina, Inc. (A)	—	*	20
Incyte Corp. (A)	—	*	16
Intuitive Surgical, Inc. (A)	—	*	25
Jazz Pharmaceuticals plc (A)	—	*	7
Johnson & Johnson	2		255
Laboratory Corp. of America Holdings (A)	—	*	14
McKesson Corp.	—	*	26
MEDNAX, Inc. (A)	—	*	6
Medtronic plc	1		89
Merck & Co., Inc.	2		128
Mettler-Toledo International, Inc. (A)	—	*	14
Mylan, Inc. (A)	—	*	15
Perrigo Co. Ltd.	—	*	11
Pfizer, Inc.	4		146
Quest Diagnostics, Inc.	—	*	13
Quintiles Transnational Holdings, Inc. (A)	—	*	12
Regeneron Pharmaceuticals, Inc. (A)	—	*	29
ResMed, Inc.	—	*	10
Stryker Corp.	—	*	33
Teleflex, Inc.	—	*	7
Thermo Fisher Scientific, Inc.	—	*	49
UnitedHealth Group, Inc.	1		122
Universal Health Services, Inc., Class B	—	*	11
Varian Medical Systems, Inc. (A)	—	*	7
Vertex Pharmaceuticals, Inc. (A)	—	*	25
Waters Corp. (A)	—	*	15
Zimmer Holdings, Inc.	—	*	19
Zoetis, Inc.	—	*	22

			2,289

Industrials – 4.8%
3M Co.	—	*	84
Acuity Brands, Inc.	—	*	7
AMETEK, Inc.	—	*	14
Arconic, Inc.	—	*	6
Boeing Co. (The)	—	*	82
C.H. Robinson Worldwide, Inc.	—	*	6
Caterpillar, Inc.	—	*	47
Cintas Corp.	—	*	10
CSX Corp.	1		40
Cummins, Inc.	—	*	19
Deere & Co.	—	*	24
Delta Air Lines, Inc.	—	*	6
Dover Corp.	—	*	12
Eaton Corp.	—	*	24
Emerson Electric Co.	—	*	27
Equifax, Inc.	—	*	12
Expeditors International of Washington, Inc.	—	*	11
Fastenal Co.	—	*	12
FedEx Corp.	—	*	39
Flowserve Corp.	—	*	6
Fluor Corp.	—	*	6
Fortive Corp.	—	*	15
Fortune Brands Home & Security, Inc.	—	*	7
General Dynamics Corp.	—	*	34
General Electric Co.	6		172
Honeywell International, Inc.	—	*	64
Huntington Ingalls Industries, Inc.	—	*	7
Illinois Tool Works, Inc.	—	*	32
J.B. Hunt Transport Services, Inc.	—	*	7
Jacobs Engineering Group, Inc.	—	*	6
Johnson Controls, Inc.	1		32
L3 Technolgies, Inc.	—	*	12
Lockheed Martin Corp.	—	*	50
Masco Corp.	—	*	13
Middleby Corp. (A)	—	*	5
Nielsen Holdings plc	—	*	13
Norfolk Southern Corp.	—	*	26
Northrop Grumman Corp.	—	*	30
PACCAR, Inc.	—	*	20
Parker Hannifin Corp.	—	*	16
Raytheon Co.	—	*	33
Republic Services, Inc., Class A	—	*	12
Rockwell Automation, Inc.	—	*	16
Rockwell Collins, Inc.	—	*	14
Roper Industries, Inc.	—	*	17
Sensata Technologies Holding N.V. (A)	—	*	6
Southwest Airlines Co.	—	*	6
Stanley Black & Decker, Inc.	—	*	15

Stericycle, Inc. (A)	—	*	5
Textron, Inc.	—	*	12
TransDigm Group, Inc.	—	*	14
Union Pacific Corp.	1		65
United Parcel Service, Inc., Class B	—	*	55
United Rentals, Inc. (A)	—	*	7
United Technologies Corp.	1		65
Verisk Analytics, Inc., Class A (A)	—	*	12
W.W. Grainger, Inc.	—	*	7
Waste Management, Inc.	—	*	24
Westinghouse Air Brake Technologies Corp.	—	*	8
Xylem, Inc.	—	*	11

			1,459

Information Technology – 11.5%
Activision Blizzard, Inc.	—	*	25
Adobe Systems, Inc. (A)	—	*	50
Advanced Micro Devices, Inc. (A)	1		6
Akamai Technologies, Inc. (A)	—	*	6
Alliance Data Systems Corp.	—	*	12
Alphabet, Inc., Class A (A)	—	*	201
Alphabet, Inc., Class C (A)	—	*	206
Amphenol Corp., Class A	—	*	15
Analog Devices, Inc.	—	*	23
Apple, Inc.	4		542
Applied Materials, Inc.	1		34
Autodesk, Inc. (A)	—	*	17
Automatic Data Processing, Inc.	—	*	32
Broadcom Corp., Class A	—	*	69
CA, Inc.	—	*	10
Cadence Design Systems, Inc. (A)	—	*	10
CDW Corp.	—	*	6
Cisco Systems, Inc.	4		113
Citrix Systems, Inc. (A)	—	*	10
Cognizant Technology Solutions Corp., Class A	—	*	31
Computer Sciences Corp.	—	*	15
Corning, Inc.	1		24
Dell Technolgies, Inc., Class V (A)	—	*	10
eBay, Inc. (A)	1		26
Electronic Arts, Inc. (A)	—	*	24
Facebook, Inc., Class A (A)	2		260
Fiserv, Inc. (A)	—	*	19
FleetCor Technologies, Inc. (A)	—	*	12
Garter, Inc., Class A (A)	—	*	12
Global Payments, Inc.	—	*	12
Harris Corp.	—	*	12
Hewlett Packard Enterprise Co.	1		22
Hewlett-Packard Co.	1		22
Intel Corp.	3		115
International Business Machines Corp.	1		97
Intuit, Inc.	—	*	23
Juniper Networks, Inc.	—	*	10
KLA-Tencor Corp.	—	*	13
Lam Research Corp.	—	*	18
MasterCard, Inc., Class A	1		83
Maxim Integrated Products, Inc.	—	*	12
Microchip Technology, Inc.	—	*	15
Micron Technology, Inc. (A)	1		24
Microsoft Corp.	5		359
Motorola, Inc.	—	*	13
NetApp, Inc.	—	*	12
NVIDIA Corp.	—	*	58
Oracle Corp.	2		108
Palo Alto Networks, Inc. (A)	—	*	12
Paychex, Inc.	—	*	13
PayPal, Inc. (A)	1		43
QUALCOMM, Inc.	1		60
Red Hat, Inc. (A)	—	*	15
RF Micro Devices, Inc. (A)	—	*	6
salesforce.com, Inc. (A)	—	*	41
ServiceNow, Inc. (A)	—	*	16
Skyworks Solutions, Inc.	—	*	14
Splunk, Inc. (A)	—	*	6
Symantec Corp.	—	*	14
Texas Instruments, Inc.	1		56
Total System Services, Inc.	—	*	10
Trimble Navigation Ltd. (A)	—	*	10
Twitter, Inc. (A)	—	*	7
Vantiv, Inc., Class A (A)	—	*	7
VeriSign, Inc.	—	*	8
Visa, Inc., Class A	1		122
Western Digital Corp.	—	*	21
Western Union Co. (The)	1		11
Workday, Inc., Class A (A)	—	*	11
Xilinx, Inc.	—	*	15

			3,366

Materials – 1.9%
Air Products and Chemicals, Inc.	—	*	22
Albemarle Corp.	—	*	10
Avery Dennison Corp.	—	*	7
Axalta Coating Systems Ltd. (A)	—	*	7
Ball Corp.	—	*	5
Celanese Corp., Series A	—	*	13
Dow Chemical Co. (The)	1		50
E.I. du Pont de Nemours and Co.	1		51
Eastman Chemical Co.	—	*	13

Ecolab, Inc.	—	*	24
FMC Corp.	—	*	7
Freeport-McMoRan Copper & Gold, Inc., Class B (A)	1		13
International Flavors & Fragrances, Inc.	—	*	7
International Paper Co.	—	*	15
LyondellBasell Industries N.V., Class A	—	*	23
Martin Marietta Materials, Inc.	—	*	12
Monsanto Co.	—	*	38
Mosaic Co. (The)	—	*	6
Newmont Mining Corp.	—	*	15
Nucor Corp.	—	*	15
Packaging Corp. of America	—	*	7
PPG Industries, Inc.	—	*	23
Praxair, Inc.	—	*	27
Sealed Air Corp.	—	*	6
Sherwin-Williams Co. (The)	—	*	20
Vulcan Materials Co.	—	*	14
WestRock Co.	—	*	12
Weyerhaeuser Co.	1		18

			480

Real Estate – 1.6%
American Tower Corp., Class A	—	*	40
AvalonBay Communities, Inc.	—	*	18
Boston Properties, Inc.	—	*	16
Brixmor Property Group, Inc.	—	*	7
CB Richard Ellis Group, Inc. (A)	—	*	11
Crown Castle International Corp.	—	*	24
Digital Realty Trust, Inc.	—	*	14
Duke Realty Corp.	—	*	7
Equinix, Inc.	—	*	24
Equity Residential	—	*	16
Essex Property Trust, Inc.	—	*	13
Extra Space Storage, Inc.	—	*	7
Federal Realty Investment Trust	—	*	11
GGP, Inc.	1		12
HCP, Inc.	—	*	13
Hilton Worldwide Holdings, Inc.	—	*	11
Host Hotels & Resorts, Inc.	1		13
Iron Mountain, Inc.	—	*	6
Kimco Realty Corp.	1		10
Macerich Co. (The)	—	*	7
Mid-America Apartment Communities, Inc.	—	*	10
ProLogis, Inc.	—	*	22
Public Storage, Inc.	—	*	23
Realty Income Corp.	—	*	12
Regency Centers Corp.	—	*	11
Simon Property Group, Inc.	—	*	37
UDR, Inc.	—	*	7
Ventas, Inc.	—	*	17
Vornado Realty Trust	—	*	13
Welltower, Inc.	—	*	18

			450

Telecommunication Services – 1.3%
AT&T, Inc.	4		167
CenturyLink, Inc.	—	*	11
Level 3 Communications, Inc. (A)	—	*	15
MetroPCS Communications, Inc. (A)	—	*	12
SBA Communications Corp. (A)	—	*	14
Verizon Communications, Inc.	3		129

			348

Utilities – 1.6%
AES Corp. (The)	1		7
Alliant Energy Corp.	—	*	7
Ameren Corp.	—	*	11
American Electric Power Co., Inc.	—	*	24
American Water Works Co., Inc.	—	*	12
Atmos Energy Corp.	—	*	10
CenterPoint Energy, Inc.	—	*	10
CMS Energy Corp.	—	*	11
Consolidated Edison, Inc.	—	*	16

Dominion Energy, Inc.	—	*	33
DTE Energy Co.	—	*	14
Duke Energy Corp.	—	*	39
Edison International	—	*	17
Entergy Corp.	—	*	12
Eversource Energy	—	*	15
Exelon Corp.	1		24
FirstEnergy Corp.	—	*	11
NextEra Energy, Inc.	—	*	45
NiSource, Inc.	—	*	7
PG&E Corp.	—	*	23
PPL Corp.	—	*	18
Public Service Enterprise Group, Inc.	—	*	15
SCANA Corp.	—	*	7
Sempra Energy	—	*	18
Southern Co. (The)	1		33
UGI Corp.	—	*	7
WEC Energy Group, Inc.	—	*	15
Xcel Energy, Inc.	—	*	16

			477

Total United States – 52.6%			$15,354

TOTAL COMMON STOCKS – 100.4%			$29,259
(Cost: $28,364)

PREFERRED STOCKS
Germany
Consumer Discretionary – 0.0%
Volkswagen AG, 2.260%	—	*	24

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	17

Total Germany – 0.1%			$41
South Korea
Information Technology – 0.1%
Samsung Electronics Co. Ltd.	—	*	21

Total South Korea – 0.1%			$21

TOTAL PREFERRED STOCKS – 0.2%			$62
(Cost: $58)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 1.440%, 7–5–17 (B)	$11		11

TOTAL SHORT-TERM SECURITIES – 0.0%			$11
(Cost: $11)

TOTAL INVESTMENT SECURITIES – 100.6%			$29,332
(Cost: $28,433)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.6)%			(171)

NET ASSETS – 100.0%			$29,161

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$3,425	$15	$—
Consumer Staples	2,744	—	—
Energy	1,771	—	—
Financials	5,438	41	—
Health Care	3,434	—	—
Industrials	3,286	—	—	*
Information Technology	4,864	—	—
Materials	1,436	—	—
Real Estate	960	—	—
Telecommunication Services	895	19	—
Utilities	931	—	—
Total Common Stocks	$29,184	$75	$—	*
Preferred Stocks	62	—	—
Short-Term Securities	—	11	—
Total	$29,246	$86	$—	*

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$28,433

Gross unrealized appreciation	1,249
Gross unrealized depreciation	(350)

Net unrealized appreciation	$899

SCHEDULE OF INVESTMENTS Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Homefurnishing Retail – 1.9%
Aaron Rents, Inc.	9	$334

Leisure Facilities – 1.8%
International Speedway Corp., Class A	8	315

Publishing – 1.8%
Meredith Corp.	5	324

Total Consumer Discretionary – 5.5%		973
Consumer Staples
Food Distributors – 1.8%
Andersons, Inc. (The)	9	309

Packaged Foods & Meats – 6.8%
Calavo Growers, Inc.	5	317
J&J Snack Foods Corp.	2	300
Lancaster Colony Corp.	2	299
Tootsie Roll Industries, Inc.	8	289

		1,205

Tobacco – 3.3%
Universal Corp.	4	272
Vector Group Ltd.	14	301

		573

Total Consumer Staples – 11.9%		2,087
Financials
Asset Management & Custody Banks – 1.8%
Westwood Holdings Group, Inc.	6	322

Life & Health Insurance – 1.9%
American Equity Investment Life Holding Co.	13	333

Property & Casualty Insurance – 5.4%
AmTrust Financial Services, Inc.	23	346
Infinity Property and Casualty Corp.	3	297
RLI Corp.	5	300

		943

Regional Banks – 10.5%
BancFirst Corp.	3	306
Community Bank System, Inc.	5	299
Southside Bancshares, Inc.	9	312
Tompkins Financial Corp.	4	294
UMB Financial Corp.	4	315
United Bankshares, Inc.	8	306

		1,832

Total Financials – 19.6%		3,430
Health Care
Health Care Distributors – 1.7%
Owens & Minor, Inc.	9	300

Health Care Facilities – 1.7%
National HealthCare Corp.	4	293

Health Care Supplies – 2.0%
Atrion Corp.	1	358

Total Health Care – 5.4%		951
Industrials
Agricultural & Farm Machinery – 1.8%
Lindsay Corp.	4	317

Commercial Printing – 1.5%
Brady Corp., Class A	8	267

Diversified Support Services – 5.0%
Healthcare Services Group, Inc.	7	308
Matthews International Corp.	5	283
McGrath RentCorp	8	289

		880

Environmental & Facilities Services – 1.7%
ABM Industries, Inc.	7	295

Industrial Machinery – 1.9%
Franklin Electric Co., Inc.	8	338

Office Services & Supplies – 1.8%
MSA Safety, Inc.	4	312

Trading Companies & Distributors – 1.9%
GATX Corp. (A)	5	329

Total Industrials – 15.6%		2,738

Information Technology
Electronic Equipment & Instruments – 1.8%
Badger Meter, Inc.	8	316

Total Information Technology – 1.8%		316
Materials
Commodity Chemicals – 1.6%
Hawkins, Inc.	6	285

Diversified Metals & Mining – 1.6%
Compass Minerals International, Inc.	4	289

Specialty Chemicals – 7.0%
H.B. Fuller Co.	6	297
Quaker Chemical Corp.	2	310
Sensient Technologies Corp.	4	303
Stepan Co.	4	314

		1,224

Total Materials – 10.2%		1,798
Real Estate
Health Care REITs – 3.7%
National Health Investors, Inc.	4	316
Universal Health Realty Income Trust	4	334

		650

Retail REITs – 1.8%
Urstadt Biddle Properties, Inc., Class A	16	318

Total Real Estate – 5.5%		968
Telecommunication Services
Integrated Telecommunication Services – 1.8%
ATN International, Inc. (A)	5	320

Total Telecommunication Services – 1.8%		320
Utilities
Electric Utilities – 3.5%
ALLETE, Inc.	4	310
Portland General Electric Co.	7	303

		613

Gas Utilities – 10.3%
Chesapeake Utilities Corp.	4	311
New Jersey Resources Corp.	7	295
Northwest Natural Gas Co.	5	301
South Jersey Industries, Inc.	8	290
Spire, Inc.	4	300
WGL Holdings, Inc.	4	303

		1,800

Independent Power Producers & Energy Traders – 1.7%
Black Hills Corp.	4	296

Multi-Utilities – 3.5%
Avista Corp.	7	308
NorthWestern Corp.	5	302

		610

Water Utilities – 7.3%
California Water Service Group	9	324
Connecticut Water Service, Inc.	6	315
Middlesex Water Co.	9	343
SJW Corp.	6	305

		1,287

Total Utilities – 26.3%		4,606

TOTAL COMMON STOCKS – 103.6%		$18,187
(Cost: $18,044)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (B)	$144	144

TOTAL SHORT-TERM SECURITIES – 0.8%		$144
(Cost: $144)

TOTAL INVESTMENT SECURITIES – 104.4%		$18,331
(Cost: $18,188)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (4.4)%		(768)

NET ASSETS – 100.0%		$17,563

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$18,187	$—	$—
Short-Term Securities	—	144	—
Total	$18,187	$144	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$18,188

Gross unrealized appreciation	341
Gross unrealized depreciation	(198)

Net unrealized appreciation	$143

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary Apparel, Accessories & Luxury Goods – 2.1%
V.F. Corp.	13	$729

Distributors – 2.0%
Genuine Parts Co.	8	704

General Merchandise Stores – 1.9%
Target Corp.	13	675

Home Furnishings – 2.0%
Leggett & Platt, Inc.	13	708

Home Improvement Retail – 1.9%
Lowe’s Co., Inc.	8	657

Restaurants – 2.2%
McDonalds Corp.	5	810

Total Consumer Discretionary – 12.1%		4,283
Consumer Staples Agricultural Products – 1.8%
Archer Daniels Midland Co.	16	653

Distillers & Vintners – 2.1%
Brown-Forman Corp., Class B	15	743

Drug Retail – 1.9%
Walgreen Co.	8	659

Food Distributors – 1.9%
Sysco Corp.	14	682

Household Products – 6.0%
Clorox Co. (The)	5	701
Colgate-Palmolive Co.	10	717
Procter & Gamble Co. (The)	8	695

		2,113

Hypermarkets & Super Centers – 2.0%
Wal-Mart Stores, Inc.	9	714

Packaged Foods & Meats – 3.9%
Hormel Foods Corp.	20	695
McCormick & Co., Inc.	7	686

		1,381

Personal Products – 2.0%
Kimberly-Clark Corp.	5	702

Soft Drinks – 4.1%
Coca-Cola Co. (The)	16	736
PepsiCo, Inc.	6	720

		1,456

Total Consumer Staples – 25.7%		9,103
Energy
Integrated Oil & Gas – 2.0%
Chevron Corp.	7	703

Oil & Gas Exploration & Production – 2.0%
Exxon Mobil Corp.	9	707

Total Energy – 4.0%		1,410
Financials
Asset Management & Custody Banks – 4.2%
Franklin Resources, Inc.	17	771
T. Rowe Price Group, Inc.	10	731

		1,502

Financial Exchanges & Data – 2.2%
S&P Global, Inc.	5	785

Life & Health Insurance – 2.1%
Aflac, Inc.	10	742

Property & Casualty Insurance – 2.1%
Cincinnati Financial Corp.	10	730

Total Financials – 10.6%		3,759
Health Care
Health Care Equipment – 6.9%
Becton Dickinson & Co.	4	744
C. R. Bard, Inc.	3	884
Medtronic plc	9	779

		2,407

Health Care Services – 2.1%
Cardinal Health, Inc.	10	760

Health Care Supplies – 2.2%
Abbott Laboratories	16	789

Pharmaceuticals – 4.4%
AbbVie, Inc.	11	803
Johnson & Johnson	6	768

		1,571

Total Health Care – 15.6%		5,527

Industrials
Aerospace & Defense – 2.1%
General Dynamics Corp.	4	741

Diversified Support Services – 2.0%
Cintas Corp.	6	723

Electrical Components & Equipment – 2.0%
Emerson Electric Co.	12	714

Industrial Conglomerates – 2.2%
3M Co.	4	769

Industrial Machinery – 8.3%
Dover Corp.	9	715
Illinois Tool Works, Inc.	5	751
Pentair, Inc.	11	752
Stanley Black & Decker, Inc.	5	723

		2,941

Trading Companies & Distributors – 1.8%
W.W. Grainger, Inc.	4	654

Total Industrials – 18.4%		6,542
Information Technology
Data Processing & Outsourced Services – 2.0%
Automatic Data Processing, Inc.	7	705

Total Information Technology – 2.0%		705
Materials
Industrial Gases – 2.1%
Air Products and Chemicals, Inc.	5	736

Specialty Chemicals – 6.3%
Ecolab, Inc.	6	744
PPG Industries, Inc.	7	734
Sherwin-Williams Co. (The)	2	764

		2,242

Steel – 1.9%
Nucor Corp.	12	682

Total Materials – 10.3%		3,660
Real Estate
Retail REITs – 1.8%
Federal Realty Investment Trust	5	656

Total Real Estate – 1.8%		656
Telecommunication Services
Integrated Telecommunication Services – 1.9%
AT&T, Inc.	18	668

Total Telecommunication Services – 1.9%		668
Utilities
Multi-Utilities – 2.0%
Consolidated Edison, Inc.	9	722

Total Utilities – 2.0%		722

TOTAL COMMON STOCKS – 104.4%		$37,035
(Cost: $36,817)

SHORT-TERM SECURITIES	Principal
Master Note – 0.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (A)	$286	286

TOTAL SHORT-TERM SECURITIES – 0.8%		$286
(Cost: $286)

TOTAL INVESTMENT SECURITIES – 105.2%		$37,321
(Cost: $37,103)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (5.2)%		(1,844)

NET ASSETS – 100.0%		$35,477

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$37,035	$—	$—
Short-Term Securities	—	286	—
Total	$37,035	$286	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$37,103

Gross unrealized appreciation	519
Gross unrealized depreciation	(301)

Net unrealized appreciation	$218

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Bond Index Fund (in thousands)	JUNE 30, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Consumer Discretionary
Automobile Manufacturers – 2.5%
Ford Motor Co.:
4.346%, 12–8–26	$165	$169
7.450%, 7–16–31	55	70
4.750%, 1–15–43	64	62
5.291%, 12–8–46	50	51
General Motors Co.:
3.700%, 11–24–20	50	52
4.875%, 10–2–23	121	130

		534

Broadcasting – 1.1%
Discovery Communications, Inc., 4.875%, 4–1–43	68	64
NBCUniversal Media LLC:
5.150%, 4–30–20	50	54
4.375%, 4–1–21	110	119

		237

Cable & Satellite – 1.5%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
5.150%, 3–1–20	50	54
3.300%, 2–1–27	50	51
6.950%, 8–15–37	92	130
Viacom, Inc., 4.250%, 9–1–23	70	73

		308

Footwear – 0.2%
NIKE, Inc., 2.375%, 11–1–26	40	38

General Merchandise Stores – 0.7%
Target Corp.:
3.875%, 7–15–20	97	102
3.500%, 7–1–24	50	52

		154

Home Improvement Retail – 1.3%
Home Depot, Inc. (The):
5.875%, 12–16–36	110	143
4.250%, 4–1–46	50	54
Lowe’s Co., Inc, 3.700%, 4–15–46	83	80

		277

Housewares & Specialties – 0.3%
Newell Rubbermaid, Inc., 5.500%, 4–1–46	50	60

Internet & Direct Marketing Retail – 0.7%
Amazon.com, Inc., 3.800%, 12–5–24	139	148

Restaurants – 0.5%
McDonalds Corp.:
2.750%, 12–9–20	54	55
3.500%, 3–1–27	50	51

		106

Total Consumer Discretionary – 8.8%		1,862
Consumer Staples
Brewers – 0.5%
Molson Coors Brewing Co., 4.200%, 7–15–46	107	105

Distillers & Vintners – 0.5%
Constellation Brands, Inc., 4.250%, 5–1–23	95	101

Drug Retail – 1.4%
CVS Caremark Corp., 3.875%, 7–20–25	50	52
CVS Health Corp.:
1.900%, 7–20–18	110	110
2.125%, 6–1–21	91	90
3.500%, 7–20–22	50	52

		304

Food Retail – 0.3%
Kroger Co. (The), 4.450%, 2–1–47	60	58

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp., 3.000%, 5–18–27	100	100
Wal-Mart Stores, Inc.:
2.550%, 4–11–23	104	105
3.300%, 4–22–24	50	52

		257

Packaged Foods & Meats – 0.9%
Kraft Heinz Foods Co.:
3.500%, 6–6–22	50	52
3.500%, 7–15–22	50	52
4.375%, 6–1–46	90	87

		191

Soft Drinks – 0.7%
Coca-Cola Co. (The), 2.875%, 10–27–25	90	90
PepsiCo, Inc., 3.450%, 10–6–46	55	52

		142

Tobacco – 1.9%
Altria Group, Inc., 4.750%, 5–5–21	50	55
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 3.875%, 9–16–46	100	97
Philip Morris International, Inc., 1.875%, 1–15–19	100	100
Reynolds American, Inc.:
3.250%, 6–12–20	105	108
4.000%, 6–12–22	50	53

		413

Total Consumer Staples – 7.4%		1,571
Energy
Integrated Oil & Gas – 1.1%
Chevron Corp.:
1.561%, 5–16–19	105	104
3.191%, 6–24–23	50	52
2.954%, 5–16–26	40	40
Phillips 66 (GTD by Phillips 66 Co.), 4.875%, 11–15–44	50	54

		250

Oil & Gas Equipment & Services – 0.8%
Halliburton Co., 5.000%, 11–15–45	50	53
National Oilwell Varco, Inc., 2.600%, 12–1–22	90	87
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 3.650%, 12–1–23	20	21

		161

Oil & Gas Exploration & Production – 1.9%
Apache Corp., 4.250%, 1–15–44	88	83
ConocoPhillips Co. (GTD by ConocoPhillips):
4.200%, 3–15–21	50	53
6.500%, 2–1–39	50	66
Exxon Mobil Corp.:
3.043%, 3–1–26	80	81
4.114%, 3–1–46	85	89
Occidental Petroleum Corp., 4.100%, 2–15–47	50	50

		422

Oil & Gas Refining & Marketing – 0.6%
Valero Energy Corp., 6.625%, 6–15–37	95	117

Oil & Gas Storage & Transportation – 1.2%
Access Midstream Partners L.P., 4.875%, 5–15–23	50	52
Kinder Morgan Energy Partners L.P., 3.950%, 9–1–22	50	52
Kinder Morgan, Inc., 5.050%, 2–15–46	50	50
Transcontinental Gas Pipe Line Co., 7.850%, 2–1–26	71	91

		245

Total Energy – 5.6%		1,195
Financials
Asset Management & Custody Banks – 0.4%
State Street Corp., 2.650%, 5–19–26	90	87

Consumer Finance – 3.4%
American Express Credit Corp.:
2.125%, 3–18–19	100	100
2.375%, 5–26–20	50	50
2.700%, 3–3–22	50	50
Capital One Financial Corp.:
4.750%, 7–15–21	110	120
3.750%, 7–28–26	100	98
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.100%, 1–15–19	100	101
3.200%, 7–13–20	97	99
4.350%, 1–17–27	60	61
Synchrony Financial, 2.600%, 1–15–19	50	50

		729

Diversified Banks – 10.8%
Bank of America Corp.:
2.600%, 1–15–19	200	202
5.625%, 7–1–20	15	16
2.625%, 10–19–20	81	82
5.700%, 1–24–22	90	102
4.200%, 8–26–24	52	54
3.950%, 4–21–25	105	106
4.450%, 3–3–26	50	52
4.250%, 10–22–26	90	93
4.183%, 11–25–27	200	203
Bank of New York Mellon Corp. (The), 2.200%, 8–16–23	95	92
BB&T Corp.:
2.050%, 5–10–21	66	65
2.750%, 4–1–22	56	57
Huntington Bancshares, Inc., 2.300%, 1–14–22	50	49
U.S. Bancorp:
2.625%, 1–24–22	108	109
2.375%, 7–22–26	50	47
Wells Fargo & Co.:
2.150%, 1–15–19	56	56
2.600%, 7–22–20	16	16
4.600%, 4–1–21	57	61
3.500%, 3–8–22	26	27
3.069%, 1–24–23	52	53
3.450%, 2–13–23	115	118
4.100%, 6–3–26	50	52
3.000%, 10–23–26	10	10
4.300%, 7–22–27	70	73
5.606%, 1–15–44	78	93
3.900%, 5–1–45	108	108
4.400%, 6–14–46	255	260

		2,256

Investment Banking & Brokerage – 8.3%
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	50	51
7.500%, 2–15–19	170	183
2.300%, 12–13–19	84	84
2.750%, 9–15–20	50	51
2.600%, 12–27–20	50	50
2.875%, 2–25–21	50	51
2.625%, 4–25–21	50	50
3.000%, 4–26–22	50	50
3.850%, 7–8–24	50	52
3.750%, 5–22–25	68	70
4.250%, 10–21–25	50	52
3.500%, 11–16–26	50	50
3.850%, 1–26–27	50	51
5.150%, 5–22–45	50	56
4.750%, 10–21–45	11	12
Morgan Stanley:
2.500%, 1–24–19	50	50
2.375%, 7–23–19	50	50
2.650%, 1–27–20	60	61
2.800%, 6–16–20	50	51
2.500%, 4–21–21	50	50
2.625%, 11–17–21	50	50
4.100%, 5–22–23	164	171
5.000%, 11–24–25	48	52
4.350%, 9–8–26	155	161
4.375%, 1–22–47	150	157

		1,766

Life & Health Insurance – 0.7%
MetLife, Inc., 4.368%, 9–15–23	50	55
Prudential Financial, Inc., 4.600%, 5–15–44	90	98

		153

Multi-Line Insurance – 0.8%
American International Group, Inc., 4.875%, 6–1–22	150	165

Other Diversified Financial Services – 8.4%
Citigroup, Inc.:
2.050%, 12–7–18	110	110
2.550%, 4–8–19	180	182
2.500%, 7–29–19	11	11
2.450%, 1–10–20	50	50
2.400%, 2–18–20	70	70
2.700%, 3–30–21	100	101
3.300%, 4–27–25	20	20
4.600%, 3–9–26	50	52
3.400%, 5–1–26	100	99
3.200%, 10–21–26	50	49
Fidelity National Information Services, Inc., 3.625%, 10–15–20	20	21
JPMorgan Chase & Co.:
2.350%, 1–28–19	90	91
6.300%, 4–23–19	58	62
2.250%, 1–23–20	33	33
4.950%, 3–25–20	70	75
4.350%, 8–15–21	10	11
2.972%, 1–15–23	55	56
2.700%, 5–18–23	90	89
3.875%, 9–10–24	50	52
3.200%, 6–15–26	55	54
2.950%, 10–1–26	100	97
4.125%, 12–15–26	140	145
3.625%, 12–1–27	50	49
6.400%, 5–15–38	65	87
4.850%, 2–1–44	25	29
4.950%, 6–1–45	75	84

		1,779

Property & Casualty Insurance – 0.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.875%, 11–3–22	62	63
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 1.700%, 3–15–19	50	50

		113

Regional Banks – 1.0%
PNC Financial Services Group, Inc. (The), 3.150%, 5–19–27	205	204

Specialized Finance – 0.3%
LYB International Finance B.V., 4.875%, 3–15–44	50	53

Total Financials – 34.6%		7,305
Health Care
Biotechnology – 3.0%
Amgen, Inc.:
3.625%, 5–22–24	51	53
4.400%, 5–1–45	90	93
4.563%, 6–15–48	60	63
Biogen, Inc., 5.200%, 9–15–45	50	57
Celgene Corp.:
2.875%, 8–15–20	105	107
5.000%, 8–15–45	50	56
Gilead Sciences, Inc.:
4.400%, 12–1–21	50	54
3.250%, 9–1–22	50	52
4.150%, 3–1–47	91	92

		627

Health Care Equipment – 0.5%
Becton Dickinson & Co., 3.734%, 12–15–24	50	51
Zimmer Holdings, Inc., 2.700%, 4–1–20	57	57

		108

Health Care Supplies – 2.7%
Abbott Laboratories:
3.750%, 11–30–26	50	51
4.900%, 11–30–46	140	155
Express Scripts Holding Co.:
3.000%, 7–15–23	95	94
4.500%, 2–25–26	50	53
Medtronic Global Holdings SCA, 3.350%, 4–1–27	105	107
Medtronic, Inc., 2.500%, 3–15–20	50	51
Stryker Corp., 4.625%, 3–15–46	50	55

		566

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc., 3.600%, 8–15–21	50	52

Managed Health Care – 1.5%
Aetna, Inc., 2.800%, 6–15–23	83	83
Anthem, Inc., 4.650%, 8–15–44	50	54
UnitedHealth Group, Inc.:
1.700%, 2–15–19	102	102
4.200%, 1–15–47	65	69

		308

Pharmaceuticals – 5.3%
AbbVie, Inc.:
2.300%, 5–14–21	100	100
2.900%, 11–6–22	175	177
4.450%, 5–14–46	50	52
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.):
3.450%, 3–15–22	175	179
4.850%, 6–15–44	70	76
Johnson & Johnson, 2.950%, 3–3–27	70	71
Merck & Co., Inc.:
1.850%, 2–10–20	60	60
2.400%, 9–15–22	39	39
3.700%, 2–10–45	90	90
Mylan N.V., 5.250%, 6–15–46	50	55
Pfizer, Inc.:
2.100%, 5–15–19	83	84
1.700%, 12–15–19	50	50
3.000%, 12–15–26	50	50
Walgreens Boots Alliance, Inc., 3.450%, 6–1–26	50	50

		1,133

Total Health Care – 13.2%		2,794
Industrials
Aerospace & Defense – 1.3%
Lockheed Martin Corp., 4.700%, 5–15–46	50	56
Rockwell Collins, Inc., 2.800%, 3–15–22	80	81
United Technologies Corp.:
2.650%, 11–1–26	55	53
3.750%, 11–1–46	90	89

		279

Air Freight & Logistics – 0.2%
Fedex Corp., 4.400%, 1–15–47	50	52

Construction Machinery & Heavy Trucks – 0.3%
Caterpillar, Inc., 3.900%, 5–27–21	50	53

Industrial Conglomerates – 2.4%
General Electric Capital Corp.:
4.625%, 1–7–21	229	248
6.750%, 3–15–32	76	103
General Electric Co.:
2.700%, 10–9–22	100	102
4.500%, 3–11–44	50	56

		509

Railroads – 0.6%
Burlington Northern Santa Fe LLC, 3.850%, 9–1–23	110	118

Total Industrials – 4.8%		1,011
Information Technology
Communications Equipment – 0.8%
Cisco Systems, Inc.:
4.950%, 2–15–19	110	116
4.450%, 1–15–20	50	53
2.500%, 9–20–26	10	10

		179

Data Processing & Outsourced Services – 1.1%
Automatic Data Processing, Inc., 2.250%, 9–15–20	10	10
Visa, Inc.:
4.150%, 12–14–35	75	82
4.300%, 12–14–45	133	146

		238

Internet Software & Services – 0.4%
Alphabet, Inc., 1.998%, 8–15–26	90	84

IT Consulting & Other Services – 0.5%
International Business Machines Corp., 3.450%, 2–19–26	100	102

Semiconductors – 2.1%
Intel Corp.:
2.450%, 7–29–20	50	51
3.300%, 10–1–21	105	110
3.700%, 7–29–25	100	105
4.100%, 5–19–46	50	52
QUALCOMM, Inc.:
2.250%, 5–20–20	50	50
3.250%, 5–20–27	70	70

		438

Systems Software – 5.5%
Microsoft Corp.:
1.300%, 11–3–18	50	50
1.850%, 2–6–20	72	72
1.850%, 2–12–20	50	50
2.000%, 11–3–20	50	50
2.375%, 2–12–22	232	235
3.625%, 12–15–23	88	93
3.300%, 2–6–27	50	51
4.100%, 2–6–37	50	54
4.000%, 2–12–55	50	51
3.950%, 8–8–56	55	55
Oracle Corp.:
2.375%, 1–15–19	171	173
2.500%, 5–15–22	50	50
2.650%, 7–15–26	50	48
3.900%, 5–15–35	60	62
6.125%, 7–8–39	53	69

		1,163

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.:
1.100%, 8–2–19	87	86
1.800%, 5–11–20	50	50
2.850%, 5–6–21	72	74
2.850%, 2–23–23	100	102
3.000%, 2–9–24	60	61
3.250%, 2–23–26	50	51
3.350%, 2–9–27	143	147
3.450%, 2–9–45	50	47
4.650%, 2–23–46	50	56
4.250%, 2–9–47	50	53
Hewlett Packard Enterprise Co.:
4.400%, 10–15–22	50	53
6.350%, 10–15–45 (A)	50	53
Hewlett–Packard Co., 4.300%, 6–1–21	60	64
Seagate HDD Cayman (GTD by Seagate Technology plc):
3.750%, 11–15–18	10	10
4.750%, 1–1–25	75	75

		982

Total Information Technology – 15.0%		3,186

Materials
Diversified Chemicals – 0.4%
Dow Chemical Co. (The), 9.400%, 5–15–39	50	84

Diversified Metals & Mining – 0.6%
Newmont Mining Corp.:
3.500%, 3–15–22	110	114
4.875%, 3–15–42	18	19

		133

Specialty Chemicals – 0.4%
Sherwin-Williams Co. (The), 4.500%, 6–1–47	82	86

Total Materials – 1.4%		303
Real Estate
Retail REITs – 0.3%
Simon Property Group L.P., 3.300%, 1–15–26	70	70

Total Real Estate – 0.3%		70
Telecommunication Services
Integrated Telecommunication Services – 8.6%
AT&T, Inc.:
2.450%, 6–30–20	50	50
3.000%, 6–30–22	50	50
3.800%, 3–1–24	55	56
3.950%, 1–15–25	246	251
4.250%, 3–1–27	155	160
5.150%, 3–15–42	92	94
5.650%, 2–15–47	50	55
5.450%, 3–1–47	50	54
4.500%, 3–9–48	50	47
4.550%, 3–9–49	69	65
5.700%, 3–1–57	52	57
Verizon Communications, Inc.:
3.650%, 9–14–18	115	118
2.450%, 11–1–22	100	98
5.150%, 9–15–23	72	80
3.500%, 11–1–24	50	51
2.625%, 8–15–26	50	46
4.125%, 3–16–27	55	57
5.050%, 3–15–34	126	134
5.250%, 3–16–37	96	103
4.862%, 8–21–46	50	50
4.522%, 9–15–48	141	134

		1,810

Wireless Telecommunication Service – 0.4%
American Tower Corp., 3.500%, 1–31–23	90	92

Total Telecommunication Services – 9.0%		1,902
Utilities
Electric Utilities – 1.1%
Duke Energy Corp., 3.750%, 9–1–46	50	48
Exelon Corp., 2.500%, 6–1–22 (A)	102	104
Georgia Power Co., 4.300%, 3–15–42	80	82

		234

Multi-Utilities – 0.5%
Dominion Energy, Inc., 2.579%, 7–1–20 (A)	50	50
NiSource Finance Corp. (GTD by NiSource, Inc.), 3.490%, 5–15–27	50	51

		101

Total Utilities – 1.6%		335

TOTAL CORPORATE DEBT SECURITIES – 101.7%		$21,534
(Cost: $21,481)

SHORT-TERM SECURITIES
Commercial Paper (B) – 2.9%
Federal National Mortgage Association, 0.964%, 7–3–17	619	619

Master Note – 1.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 1.440%, 7–5–17 (C)	378	378

TOTAL SHORT-TERM SECURITIES – 4.7%		$997
(Cost: $997)

TOTAL INVESTMENT SECURITIES – 106.4%		$22,531
(Cost: $22,478)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (6.4)%		(1,355)

NET ASSETS – 100.0%		$21,176

Notes to Schedule of Investments

(A)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2017.

(B)	Rate shown is the yield to maturity at June 30, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$21,534	$—
Short-Term Securities	—	997	—
Total	$—	$22,531	$—

During the period ended June 30, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$22,478

Gross unrealized appreciation	112
Gross unrealized depreciation	(59)

Net unrealized appreciation	$53

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: August 29, 2017

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2017